UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2014 – June 30, 2014

Item 1.  Schedule of Investments.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

	Security
Shares	Description			Value
Long Positions - 79.2%
Equity Securities - 37.9%
Common Stock - 36.4%
Consumer Discretionary - 6.1%
144,770	Bed Bath & Beyond, Inc. (a)(b)(c)(d)			$8,306,903
135,710	CarMax, Inc. (a)(b)(c)(d)			7,058,277
114,375	Coach, Inc. (b)(c)(d)			3,910,481
181,435	CVS Caremark Corp. (b)(c)(d)			13,674,756
118,325	DIRECTV (a)(b)(c)(d)			10,058,808
83,946	DSW, Inc., Class A (b)			2,345,451
80,000	eBay, Inc. (a)			4,004,800
34,108	Express, Inc. (a)			580,859
34,815	General Motors Co. (c)(d)			1,263,785
5,833	Google, Inc., Class A (a)(b)(c)(d)			3,410,380
4,985	Google, Inc., Class C (a)(b)			2,867,771
18,163	Hanesbrands, Inc. (b)			1,787,966
450,820	Hertz Global Holdings, Inc. (a)(b)(c)(d)			12,636,485
188,270	Kohl's Corp. (b)(c)(d)			9,918,064
38,000	McDonald's Corp.			3,828,120
637,472	Office Depot, Inc. (a)(b)			3,627,216
142,825	Target Corp. (b)(c)(d)			8,276,709
2,221	Tesla Motors, Inc. (a)			533,173
56,060	The Walt Disney Co. (b)(c)(d)			4,806,584
18,572	TIBCO Software, Inc. (a)			374,597
62,000	Viacom, Inc., Class B			5,377,260
185,945	Walgreen Co. (b)(c)(d)			13,784,103
154,120	Wal-Mart Stores, Inc. (b)(c)(d)			11,569,788
				134,002,336
Consumer Staples - 8.0%
97,084	Aggreko PLC			2,752,331
280,000	Avon Products, Inc.			4,090,800
48,000	Campbell Soup Co.			2,198,880
4,704	Celgene Corp. (a)			403,980
200,000	Express Scripts Holding Co. (a)			13,866,000
439,531	Great Lakes Dredge & Dock Corp. (a)(b)			3,511,853
125,300	Hengan International Group Co., Ltd.			1,319,409
18,071	Inogen, Inc. (a)			407,682
87,500	Molson Coors Brewing Co., Class B			6,489,000
180,000	Nestle SA, ADR			13,980,600
318,600	PepsiCo, Inc.			28,463,724
150,000	Philip Morris International, Inc.			12,646,500
820,000	Sysco Corp.			30,709,000
76,261	The ADT Corp. (b)			2,664,559
584,640	The Coca-Cola Co. (c)(d)			24,765,350
302,400	The Procter & Gamble Co.			23,765,616
240,150	TherapeuticsMD, Inc. (a)			1,061,463
185,472	TravelCenters of America, LLC (a)			1,646,991
				174,743,738
Energy - 3.0%
115,000	Apache Corp.			11,571,300
40,000	ConocoPhillips			3,429,200
300,000	Enbridge, Inc.			14,241,000
130,275	Ensco PLC, Class A			7,239,382
55,000	Exxon Mobil Corp.			5,537,400
82,195	National Oilwell Varco, Inc. (d)			6,768,758
20,545	NOW, Inc. (a)			743,935
47,933	Penn Virginia Corp. (a)			812,464
340,000	Spectra Energy Corp.			14,443,200
				64,786,639
Financial - 5.9%
1,135	Affiliated Managers Group, Inc. (a)(b)			233,129
62,035	American Express Co. (b)(c)(d)			5,885,260
206,960	American International Group, Inc. (b)(c)(d)			11,295,877
32,100	Aon PLC			2,891,889
50,000	Bancorp, Inc. (a)			595,500
466,255	Bank of America Corp. (b)(d)			7,166,339
39	Berkshire Hathaway, Inc., Class A (a)(b)			7,406,120
133,140	Berkshire Hathaway, Inc., Class B (a)(b)(c)(d)			16,850,198
470	Fairfax Financial Holdings, Ltd.			222,076
166,400	JPMorgan Chase & Co. (b)(d)			9,587,968
275,085	Leucadia National Corp. (b)			7,212,729
206,140	Ocwen Financial Corp. (a)			7,647,794
30,514	Rayonier, Inc. REIT (b)			1,084,773
68,600	Resource America, Inc., Class A			641,410
516,695	The Bank of New York Mellon Corp. (b)(c)(d)			19,365,729
33,500	The Travelers Cos., Inc.			3,151,345
160,315	Wells Fargo & Co. (b)(c)(d)			8,426,156
420,000	WR Berkley Corp.			19,450,200
				129,114,492
Healthcare - 2.2%
64,050	Abbott Laboratories (b)(c)(d)			2,619,645
54,697	Alere, Inc. (a)(b)			2,046,762
55,000	Becton Dickinson and Co.			6,506,500
42,000	CR Bard, Inc.			6,006,420
65,000	Johnson & Johnson			6,800,300
150,000	Medtronic, Inc.			9,564,000
70,000	Novartis AG, ADR			6,337,100
75,000	Stryker Corp.			6,324,000
20,000	WellPoint, Inc.			2,152,200
				48,356,927
Industrial - 2.2%
55,000	CH Robinson Worldwide, Inc.			3,508,450
359,720	Expeditors International of Washington, Inc. (b)(c)(d)			15,885,235
155,786	Global Brass & Copper Holdings, Inc. (b)			2,632,783
39,893	ITT Corp. (b)			1,918,853
8,683	KBR, Inc. (b)			207,090
175,873	Quality Distribution, Inc. (a)(b)			2,613,473
15,768	Rock-Tenn Co., Class A			1,664,943
67,850	The Boeing Co. (b)(c)(d)			8,632,556
28,824	Triumph Group, Inc. (b)			2,012,492
148,538	Tutor Perini Corp. (a)(b)			4,714,596
31,870	United Parcel Service, Inc., Class B (b)(c)(d)			3,271,774
				47,062,245
Information Technology - 4.3%
101,425	Accenture PLC, Class A (b)(c)(d)			8,199,197
184,411	Apple, Inc. (b)(c)(d)			17,137,314
22,205	Applied Materials, Inc.			500,723
90,000	Check Point Software Technologies, Ltd. (a)			6,032,700
335,365	Corning, Inc. (b)(c)(d)			7,361,262
102,400	Electronic Arts, Inc. (a)			3,673,088
162,841	FormFactor, Inc. (a)(b)			1,354,837
29,000	Intuit, Inc.			2,335,370
615,000	Microsoft Corp. (d)			25,645,500
63,380	NCR Corp. (a)(b)			2,224,004
305,000	Oracle Corp.			12,361,650
19,000	QUALCOMM, Inc. (d)			1,504,800
57,775	Skyworks Solutions, Inc. (b)			2,713,114
43,320	Verint Systems, Inc. (a)(b)			2,124,846
				93,168,405
Materials - 1.8%
99,763	Constellium NV, Class A (a)(b)			3,198,402
230,000	Franco-Nevada Corp.			13,188,200
50,000	Praxair, Inc.			6,642,000
1,498	Rayonier Advanced Materials, Inc. (a)			58,060
192,636	Rentech, Inc. (a)			498,927
165,000	Royal Gold, Inc.			12,559,800
37,000	Sigma-Aldrich Corp.			3,754,760
				39,900,149
Telecommunication Services - 2.9%
52,416	Blucora, Inc. (a)(b)			989,090
26,888	CBS Outdoor Americas, Inc. (b)			878,700
570,000	Cisco Systems, Inc.			14,164,500
114,782	CommScope Holding Co., Inc. (a)(b)			2,654,908
359,171	Extreme Networks, Inc. (a)(b)			1,594,719
4,441	Facebook, Inc., Class A (a)			298,835
37,240	FTD Cos., Inc. (a)(b)			1,183,859
170,869	News Corp., Class A (a)(b)			3,065,390
182	Parkervision, Inc. (a)			269
272,665	Sinclair Broadcast Group, Inc., Class A (c)			9,475,109
364,000	Spark Networks, Inc. (a)			2,063,880
82,451	Telephone & Data Systems, Inc. (b)			2,152,796
560,000	Twenty-First Century Fox, Inc., Class B			19,168,800
40,608	Verizon Communications, Inc. (b)			1,986,949
64,448	Vitacost.com, Inc. (a)(b)			403,444
84,520	Vodafone Group PLC, ADR (b)			2,822,123
35,991	World Wrestling Entertainment, Inc., Class A			429,373
				63,332,744
Utilities - 0.0%
3,509	Dynegy, Inc. (a)(b)			122,113
Total Common Stock
(Cost $563,945,843)				794,589,788
	Security
Shares	Description	Rate		Value
Preferred Stock - 1.5%
Consumer Staples - 0.1%
13,033	Bunge, Ltd. (b)	4.88%		1,354,780
5,224	Post Holdings, Inc. (b)(e)	3.75		622,701
545	Universal Corp. (b)	6.75		687,858
				2,665,339
Energy - 0.3%
749	Chesapeake Energy Corp. (b)(e)	5.75		960,592
2,452	Energy XXI Bermuda, Ltd. (b)	5.63		678,898
10,064	Goodrich Petroleum Corp., Series B (b)	5.38		540,437
15,524	McDermott International, Inc. (b)	6.25		426,134
2,876	Penn Virginia Corp., Series A (b)	6.00		833,752
7,546	Sanchez Energy Corp. (b)	6.50		724,944
9,899	Sanchez Energy Corp. (b)	4.88		910,089
2,780	SandRidge Energy, Inc. (b)	7.00		308,059
				5,382,905
Financial - 0.4%
25,037	Alexandria Real Estate Equities, Inc. REIT, Series D (b)	7.00		686,014
11,416	AMG Capital Trust II (b)	5.15		719,922
368	Bank of America Corp., Series L (b)	7.25		429,502
11,856	Health Care REIT, Inc., Series I (b)	6.50		684,565
15,052	iStar Financial, Inc. REIT, Series J (b)	4.50		967,091
4,248	KeyCorp, Series A (b)	7.75		556,700
15,413	Lexington Realty Trust REIT, Series C	6.50		751,384
213	OFG Bancorp, Series C (b)	8.75		359,464
4,756	Ramco-Gershenson Properties Trust (b)	7.25		293,184
1,375	Wells Fargo & Co., Series L	7.50		1,669,250
555	Wintrust Financial Corp., Series C (b)	5.00		686,951
				7,804,027
Healthcare - 0.1%
2,339	Alere, Inc., Series B (b)	3.00		752,994
70	HealthSouth Corp. (b)(e)	6.50		91,061
516	HealthSouth Corp., Series A (b)	6.50		671,252
5,120	Omnicare Capital Trust II, Series B (b)	4.00		419,200
				1,934,507
Industrial - 0.0%
8,988	Continental Airlines Finance Trust II (b)	6.00		447,434

Information Technology - 0.6%
11,240	Samsung Electronics Co., Ltd.	5.94		11,775,450

Materials - 0.0%
19,397	ArcelorMittal, Series MTUS (b)	6.00		441,887

Telecommunication Services - 0.0%
1,152	Iridium Communications, Inc. (b)	6.75		380,321

Utilities - 0.0%
12,734	CenterPoint Energy, Inc. (b)(g)	3.72		705,846
Total Preferred Stock
(Cost $25,503,837)				31,537,716
Total Equity Securities
(Cost $589,449,680)				826,127,504

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 30.4%
Asset Backed Obligations - 6.8%
$475,157	ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE1 A2A (h)	0.24%	01/25/37	287,533
1,285,834	Adjustable Rate Mortgage Trust, Series 2005-11 2A41 (h)	3.12	02/25/36	1,250,101
96,033	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (h)	2.80	03/25/36	76,034
122,746	Adjustable Rate Mortgage Trust, Series 2005-3 8A32 (b)(h)	0.47	07/25/35	119,743
1,217,155	Adjustable Rate Mortgage Trust, Series 2006-1 2A1 (h)	3.03	03/25/36	936,395
63,792	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (h)	2.80	03/25/36	49,921
400,000	Alm Loan Funding, Series 2012-7A A1 (e)(h)	1.65	10/19/24	400,846
498,057	Alta Wind Holdings, LLC (e)	7.00	06/30/35	554,933
1,940,801	American Airlines Pass Through Trust, Series 2013-2 Class A (b)(e)	4.95	01/15/23	2,110,621
153,136	American Home Mortgage Assets Trust, Series 2007-4 A2 (h)	0.34	08/25/37	149,108
70,000	AMMC CDO, Series 2014-14A A1L (e)(f)(h)	1.68	07/27/26	69,856
1,103,534	Asset Backed Funding Certificates, Series 2007-NC1 M2 (e)(h)	1.40	05/25/37	11,732
1,285,000	Astoria Depositor Corp. (e)	8.14	05/01/21	1,362,100
700,520	AWAS Aviation Capital, Ltd. (e)	7.00	10/17/16	725,038
361,243	Axis Equipment Finance Receivables, LLC, Series 2012-1I D (b)	5.50	11/20/15	362,323
500,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E1 (b)	6.25	04/20/16	502,360
550,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E2 (b)(f)	7.00	03/20/17	544,501
1,200,000	Babson CLO, Ltd., Series 2013-IA A (e)(h)	1.33	04/20/25	1,189,985
1,240,000	Babson CLO, Ltd., Series 2014-IA A1 (b)(e)(h)	1.72	07/12/25	1,240,722
975,460	Banc of America Alternative Loan Trust, Series 2005-2 4A1	5.50	03/25/20	1,020,389
211,237	Banc of America Alternative Loan Trust, Series 2005-8 2CB1	6.00	09/25/35	197,379
51,200	Banc of America Funding Corp., Series 2006-E 2A1 (h)	2.67	06/20/36	43,663
220,342	Banc of America Funding Corp., Series 2006-F 1A1 (h)	2.63	07/20/36	219,453
34,324	Banc of America Funding Corp., Series 2006-G 2A3 (b)(h)	0.32	07/20/36	34,320
175,525	Banc of America Funding Corp., Series 2006-H 6A1 (h)	0.34	10/20/36	127,502
111,097	Banc of America Funding Corp., Series 2007-E 4A1 (h)	2.68	07/20/47	88,614
1,438,439	Bayview Commercial Asset Trust, Series 2004-3 A1 (e)(h)	0.52	01/25/35	1,338,091
1,225,000	Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1 M1 (b)(e)(h)	0.60	04/25/36	1,071,429
48,700	Bayview Financial Mortgage Pass-Through Trust, Series 2005-D AF3 (b)(h)	5.50	12/28/35	49,314
2,139,560	BCAP, LLC, Series 2013-RR2 6A1 (e)(h)	2.77	06/26/37	2,140,321
82,712	Beacon Container Finance, LLC, Series 2012-1A A (b)(e)	3.72	09/20/27	84,535
192,290	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (h)	2.65	08/25/47	148,459
198,193	Bear Stearns ALT-A Trust, Series 2005-4 1A1 (h)	0.59	04/25/35	186,466
186,653	Bear Stearns ALT-A Trust, Series 2005-8 11A1 (h)	0.69	10/25/35	165,979
394,046	Bear Stearns ALT-A Trust, Series 2006-1 22A1 (h)	2.42	02/25/36	299,119
180,079	Bear Stearns ALT-A Trust, Series 2006-2 23A1 (h)	2.66	03/25/36	134,731
1,263,443	Bear Stearns ALT-A Trust, Series 2006-4 11A1 (h)	0.47	08/25/36	871,991
62,977	Bear Stearns Asset Backed Securities Trust, Series 2005-TC2 A3 (b)(h)	0.52	08/25/35	62,518
104,883	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20 AAB (b)(h)	5.27	10/12/42	105,403
1,200,000	BlueMountain CLO, Ltd., Series 2013-1A A1 (e)(h)	1.42	05/15/25	1,191,788
40,484	BNC Mortgage Loan Trust, Series 2007-1 A2 (b)(h)	0.21	03/25/37	40,044
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (h)	0.28	07/25/37	1,372,280
40,023	BNC Mortgage Loan Trust, Series 2007-4 A3A (h)	0.40	11/25/37	39,906
119,620	Centex Home Equity Loan Trust, Series 2005-C AF6 (g)	4.64	06/25/35	118,520
807,275	Chase Mortgage Finance Trust, Series 2007-A1 8A1 (h)	2.65	02/25/37	822,612
304,932	ChaseFlex Trust, Series 2007-1 2A9	6.00	02/25/37	263,036
100,000	CIFC Funding Ltd., Series 2012-2A A1L (b)(e)(h)	1.63	12/05/24	100,018
1,470,094	CIT Education Loan Trust, Series 2007-1 A (e)(h)	0.32	03/25/42	1,376,698
1,200,000	Citicorp Residential Mortgage Trust, Series 2006-2 A5 (g)	6.04	09/25/36	1,156,694
1,200,000	Citicorp Residential Mortgage Trust, Series 2007-1 A5 (g)	6.05	03/25/37	1,107,781
313,325	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1 A2D (g)	5.55	03/25/36	234,018
479,140	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (h)	2.75	07/25/37	431,439
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (h)	1.45	07/25/37	283,219
126,848	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	111,108
49,273	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	42,979
788,388	Conseco Finance Home Equity Loan Trust, Series 2002-C BF1 (h)	8.00	06/15/32	860,886
744,656	Conseco Finance Securitizations Corp., Series 2001-4 A4 (b)	7.36	08/01/32	833,873
456,497	Continental Airlines Pass Through Trust, Series 2007-1 B (b)	6.90	04/19/22	495,300
658,730	Continental Airlines Pass Through Trust, Series 2009-1 (b)	9.00	07/08/16	744,365
517,060	Coso Geothermal Power Holdings, LLC (e)	7.00	07/15/26	392,966
58,528	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	63,006
62,103	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	59,480
219,714	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	206,624
645,051	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50	10/25/35	593,177
476,818	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (h)	0.42	08/25/35	316,462
256,498	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (h)	0.47	12/25/36	164,937
26,807	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1	5.25	05/25/21	25,067
275,367	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00	08/25/37	250,410
214,272	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00	08/25/37	179,038
115,187	Countrywide Asset-Backed Certificates, Series 2004-7 MV3 (b)(h)	1.20	12/25/34	114,734
1,384,785	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (h)	1.05	10/25/47	1,213,506
1,203,115	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (h)	2.57	04/20/35	1,085,174
225,552	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (h)	5.20	06/25/47	213,262
80,165	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (h)	2.83	09/25/47	71,160
16,894	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (h)	2.57	10/25/33	16,596
211,812	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11 8A9	5.25	12/25/35	213,945
74,732	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6 8A1 (b)	4.50	07/25/20	76,022
79,669	Credit Suisse Mortgage Capital Mortgage-Backed Trust, Series 2006-8 3A1	6.00	10/25/21	78,118
1,355,016	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB7 A5 (h)	0.39	10/25/36	909,963
1,293,054	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (h)	0.26	10/25/36	1,223,422
2,576,313	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2E (b)(g)	4.73	02/25/37	1,911,508
1,326,004	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (h)	0.40	04/25/37	911,651
475,000	Cronos Containers Program, Ltd., Series 2012-1A A (e)	4.21	05/18/27	475,776
412,500	Cronos Containers Program, Ltd., Series 2012-2A A (e)	3.81	09/18/27	417,771
870,363	CSAB Mortgage Backed Trust, Series 2007-1 1A1A (h)	5.90	05/25/37	481,958
1,425,731	CSMC Trust, Series 2013-3R 5A1 (e)(h)	2.53	10/27/36	1,430,232
75,000	DBRR Trust, Series 2011-LC2 A4A (b)(e)(h)	4.54	07/12/44	83,067
158,431	Delta Air Lines Pass Through Trust, Series 2002-1 G-1 (b)	6.72	01/02/23	187,245
232,163	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2 A5B (g)	6.09	06/25/36	189,187
600,000	Dryden XXII Senior Loan Fund, Series 2013-30A C (e)(h)	3.07	11/15/25	594,616
1,000,000	Dryden XXVI Senior Loan Fund, Series 2013-26A C (e)(h)	2.73	07/15/25	959,329
2,015,000	Education Loan Asset-Backed Trust I, Series 2013-1 A2 (e)(h)	0.95	04/26/32	2,020,538
60,226	Equity One Mortgage Pass-Through Trust, Series 2002-4 M1 (h)	5.22	02/25/33	57,891
2,796,279	First Franklin Mortgage Loan Trust, Series 2006-FF18 A2B (h)	0.26	12/25/37	1,707,545
1,190,529	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA3 2A1 (h)	2.25	05/25/35	977,822
393,200	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8 1A1	6.25	02/25/37	326,761
463,330	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8 1A8 (h)	0.52	02/25/37	291,275
90,000	Flatiron CLO, Ltd., Series 2014-1A A1 (e)(f)(h)	1.61	07/17/26	89,910
215,883	FNMA, Series 2012-M15, Class A (b)(h)	2.74	10/25/22	217,337
26,906	FPL Energy National Wind Portfolio, LLC (e)	6.13	03/25/19	26,733
675,547	GCO Education Loan Funding Master Trust-II, Series 2006-2AR A1RN (b)(e)(h)	0.80	08/27/46	651,903
792,653	GE Business Loan Trust, Series 2003-2A A (e)(h)	0.52	11/15/31	753,801
493,099	GE Business Loan Trust, Series 2004-1 A (b)(e)(h)	0.44	05/15/32	476,280
830,542	GE Business Loan Trust, Series 2005-1A A3 (b)(e)(h)	0.40	06/15/33	795,095
123,279	GE Business Loan Trust, Series 2005-2A A (b)(e)(h)	0.39	11/15/33	117,874
92,419	Goal Capital Funding Trust, Series 2006-1 A3 (b)(h)	0.35	11/25/26	91,658
1,300,000	GoldenTree Loan Opportunities VII, Ltd., Series 2013-7A A (e)(h)	1.38	04/25/25	1,287,803
187,571	Green Tree Financial Corp., Series 1997-1 A6 (b)	7.29	03/15/28	189,969
693,898	Green Tree, Series 2008-MH1 A2 (b)(e)(h)	8.97	04/25/38	745,976
673,799	Green Tree, Series 2008-MH1 A3 (b)(e)(h)	8.97	04/25/38	724,368
250,000	GS Mortgage Securities Trust, Series 2011-GC5 A4	3.71	08/10/44	266,024
9,054	GSAA Home Equity Trust, Series 2005-12 AF3 (h)	5.07	09/25/35	8,481
344,349	GSR Mortgage Loan Trust, Series 2004-14 3A2 (h)	2.83	12/25/34	313,774
1,486,921	GSR Mortgage Loan Trust, Series 2004-9 5A7 (h)	2.41	08/25/34	1,471,116
192,447	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (h)	2.68	10/25/35	172,969
15,362	HarborView Mortgage Loan Trust, Series 2004-8 2A4A (b)(h)	0.96	11/19/34	12,987
68,000	Hewett's Island Clo V, Ltd., Series 2006-5A D (e)(h)	1.68	12/05/18	66,108
1,221,191	Higher Education Funding I, Series 2014-1 A (b)(e)(h)	1.28	05/25/34	1,223,702
236,165	HomeBanc Mortgage Trust, Series 2004-1 2A (h)	1.01	08/25/29	227,314
900,000	HSBC Home Equity Loan Trust, Series 2006-3 A4 (h)	0.39	03/20/36	893,262
9,505	HSBC Home Equity Loan Trust, Series 2006-4 A3V (h)	0.30	03/20/36	9,525
143,053	HSBC Home Equity Loan Trust, Series 2007-3 APT (b)(h)	1.35	11/20/36	143,532
204,815	HSI Asset Loan Obligation Trust, Series 2007-AR2 2A1 (h)	2.71	09/25/37	159,354
944,934	Indiantown Cogeneration LP, Series A-10 (b)	9.77	12/15/20	1,081,876
198,594	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (h)	2.78	11/25/37	190,937
1,071,857	Indymac Index Mortgage Loan Trust, Series 2004-AR12 A1 (h)	0.93	12/25/34	900,084
547,421	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (h)	1.01	09/25/34	503,700
303,514	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (h)	2.53	05/25/35	225,758
1,362,934	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (b)(h)	2.73	08/25/36	977,606
77,711	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (h)	2.73	09/25/36	58,645
147,435	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (h)	0.32	11/25/36	111,023
201,536	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (h)	2.95	01/25/37	177,475
741,531	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (h)	2.87	05/25/36	560,874
1,491,865	Indymac Index Mortgage Loan Trust, Series 2006-AR7 3A1 (h)	2.66	05/25/36	1,194,965
386,212	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (h)	2.87	05/25/36	270,622
448,824	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (h)	4.65	12/25/35	350,435
367,145	Indymac Index Mortgage Loan Trust, Series 2007-FLX2 A1C (h)	0.34	04/25/37	271,960
673,523	Indymac Manufactured Housing Contract Pass Through Certificates, Series 1998-2 A4 (b)(h)	6.64	08/25/29	672,108
500,000	ING Investment Management Co., Series 2013-3A B (e)(h)	2.94	01/18/26	484,545
653,237	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (h)	0.60	08/15/16	638,866
2,000,000	JetBlue Airways Pass Through Trust, Series 2004-2 G-2 (h)	0.67	11/15/16	1,956,000
2,638,550	JP Morgan Alternative Loan Trust, Series 2006-A2 3A1 (h)	2.56	05/25/36	2,096,882
2,897,100	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC3 A4 (h)	0.30	08/25/36	1,571,225
400,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3 A4 (h)	0.36	03/25/37	346,706
1,110,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4 A5 (h)	0.39	05/25/37	932,743
2,590,000	JP Morgan Mortgage Acquisition Trust, Series 2007-HE1 AF2 (g)	4.50	03/25/47	1,969,169
2,938,000	JP Morgan Mortgage Acquisition Trust, Series 2007-HE1 AV4 (h)	0.43	03/25/47	1,651,841
147,281	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (h)	5.22	08/25/35	146,303
1,531,971	JP Morgan Mortgage Trust, Series 2006-A3 2A1 (h)	2.65	05/25/36	1,290,953
2,120,860	JP Morgan Mortgage Trust, Series 2006-S2 2A2	5.88	06/25/21	2,120,838
904,652	JP Morgan Mortgage Trust, Series 2007-A1 5A2 (b)(h)	2.66	07/25/35	925,269
44,778	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (h)	4.79	04/25/37	41,056
843,284	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B A6 (b)(h)	6.47	04/15/40	905,738
191,409	Lehman XS Trust, Series 2005-6 1A1 (h)	0.41	11/25/35	139,981
1,522,223	Lehman XS Trust, Series 2006-13 1A2 (h)	0.32	09/25/36	1,274,815
778,783	Lehman XS Trust, Series 2006-14N 3A2 (h)	0.27	08/25/36	601,378
1,270,000	Limerock CLO, Series 2014-2A A (e)(h)	1.73	04/18/26	1,273,747
283,760	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(h)	2.62	11/25/35	209,734
13,284	MASTR Seasoned Securitization Trust, Series 2004-1 4A1 (b)(h)	2.56	10/25/32	13,407
1,048,650	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (h)	0.40	04/25/37	635,878
60,499	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2D (h)	0.49	04/25/37	37,163
1,313,456	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2B (h)	0.28	06/25/37	845,219
2,184,927	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (h)	0.33	06/25/37	1,415,717
2,786,971	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (h)	0.40	07/25/37	1,818,044
762,683	Mid-State Capital Corp. Trust, Series 2006-1A (e)	5.79	10/15/40	808,727
192,196	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC7 M2 (b)(h)	1.08	07/25/34	184,046
1,820,259	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1 A2C (h)	0.30	11/25/36	1,211,901
1,635,931	Morgan Stanley Capital I Trust, Series 2005-T19 A4A	4.89	06/12/47	1,687,027
200,000	Morgan Stanley Capital I Trust, Series 2006-T21 A4 (h)	5.16	10/12/52	209,625
165,000	Morgan Stanley Capital I Trust, Series 2007-T27 A4 (b)(h)	5.83	06/11/42	184,109
150,000	Morgan Stanley Capital I Trust, Series 2011-C3 A4 (b)	4.12	07/15/49	161,248
54,976	Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP3 C (b)	6.79	07/15/33	55,417
206,183	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1	6.00	10/25/37	168,830
2,390,616	Morgan Stanley Reremic Trust, Series 2013-R3 12A (e)(h)	2.75	01/26/47	2,402,439
170,000	Navient Student Loan Trust, Series 2014-1 A3 (b)(h)	0.70	06/25/31	170,303
951,201	Nelnet Student Loan Trust, Series 2012-5A A (e)(h)	0.75	10/27/36	955,377
1,235,000	Nelnet Student Loan Trust, Series 2014-4A A2 (b)(e)(h)	1.10	11/25/43	1,240,212
1,270,000	Neuberger Berman CLO, Ltd. (e)(h)	1.74	04/15/26	1,268,913
1,270,000	Nomad CLO, Ltd., Series 2013-1A A1 (e)(h)	1.43	01/15/25	1,260,777
342,996	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-1 1A1A (g)	6.00	03/25/47	262,966
1,470,873	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-HE1 M3 (h)	0.63	09/25/35	1,380,909
1,217,622	NovaStar Mortgage Funding Trust, Series 2006-2 A2C (h)	0.30	06/25/36	697,244
883,742	Oakwood Mortgage Investors, Inc., Series 1999-B A4	6.99	12/15/26	945,503
57,012	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5 2A1B (h)	5.64	12/25/35	57,479
582,324	Origen Manufactured Housing Contract Trust, Series 2004-A M2 (b)(h)	6.64	01/15/35	640,323
1,087	Ownit Mortgage Loan Trust, Series 2006-6 A2C (b)(h)	0.31	09/25/37	669
220,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (h)	0.46	06/25/47	146,796
985,857	Prudential Holdings, LLC (e)	8.70	12/18/23	1,245,660
495,741	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (h)	0.55	10/25/45	388,201
633,612	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (b)(h)	1.12	01/25/46	477,205
424,244	Residential Accredit Loans, Inc., Series 2006-QS10 A1	6.00	08/25/36	350,192
217,882	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	172,897
339,736	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00	01/25/37	285,637
168,714	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50	03/25/37	132,272
693,095	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00	06/25/37	567,351
403,993	Residential Asset Mortgage Products Trust, Series 2004-SL3 A4	8.50	12/25/31	383,599
441	Residential Asset Mortgage Products, Inc., Series 2004-RZ1 AI7 (b)(h)	4.03	01/25/33	452
402,554	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	302,205
1,160,494	Residential Asset Securitization Trust, Series 2007-A5 1A2 (h)	0.55	05/25/37	283,032
100,000	Ruby Pipeline, LLC (b)(e)	6.00	04/01/22	113,048
1,234,894	Saxon Asset Securities Trust, Series 2005-4 A1B (h)	0.53	11/25/37	1,151,960
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (h)	0.30	01/25/47	1,063,470
2,207,119	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR5 A2C (h)	0.50	05/25/37	1,605,935
217,359	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (h)	0.30	12/25/36	122,733
2,227,175	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC2 A2B (h)	0.29	01/25/37	1,375,467
1,148,491	SLC Student Loan Trust, Series 2004-1 B (h)	0.51	08/15/31	1,038,327
934,330	SLC Student Loan Trust, Series 2005-2 B (h)	0.51	03/15/40	842,145
1,100,000	SLC Student Loan Trust, Series 2006-2 A5 (h)	0.33	09/15/26	1,080,621
170,000	SLM Student Loan Trust, Series 2004-5A A5 (b)(e)(h)	0.83	10/25/23	171,139
36,008	SLM Student Loan Trust, Series 2004-8 B (b)(h)	0.69	01/25/40	32,903
169,223	SLM Student Loan Trust, Series 2004-8A A5 (b)(e)(h)	0.73	04/25/24	170,184
675,000	SLM Student Loan Trust, Series 2006-2 A6 (h)	0.40	01/25/41	620,530
675,000	SLM Student Loan Trust, Series 2006-8 A6 (h)	0.39	01/25/41	614,061
710,681	SLM Student Loan Trust, Series 2007-6 B (b)(h)	1.08	04/27/43	649,543
735,000	SLM Student Loan Trust, Series 2008-2 B (b)(h)	1.43	01/25/29	669,453
735,000	SLM Student Loan Trust, Series 2008-3 B (b)(h)	1.43	04/25/29	681,226
735,000	SLM Student Loan Trust, Series 2008-4 B (b)(h)	2.08	04/25/29	734,740
735,000	SLM Student Loan Trust, Series 2008-7 B (b)(h)	2.08	07/25/29	740,773
735,000	SLM Student Loan Trust, Series 2008-8 B (b)(h)	2.48	10/25/29	777,987
166,623	SLM Student Loan Trust, Series 2012-3 A (b)(h)	0.80	12/26/25	168,067
900,354	Soundview Home Loan Trust, Series 2006-EQ2 A4 (h)	0.39	01/25/37	615,740
791,246	Spirit Master Funding, LLC, Series 2014-1A A1 (b)(e)	5.05	07/20/40	839,211
51,891	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (h)	5.06	02/25/36	51,563
775,346	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (h)	5.06	02/25/36	653,770
63,205	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (h)	2.77	04/25/47	51,093
175,299	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS 2A1A (b)(h)	1.90	03/25/35	175,815
869,368	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A 3A5 (b)(h)	2.44	09/25/33	875,802
1,662,631	Structured Receivables Finance, LLC, Series 2010-A B (e)(f)	7.61	01/16/46	2,000,407
900,000	Structured Receivables Finance, LLC, Series 2010-B B (e)(f)	7.97	08/15/36	1,119,173
625,000	Symphony CLO IX, LP, Series 2012-9A C (e)(h)	3.48	04/16/22	625,058
165,000	TAL Advantage, LLC, Series 2006-1A (b)(e)(h)	0.34	04/20/21	163,354
517,317	Trinity Rail Leasing LP, Series 2006-1A A1 (b)(e)	5.90	05/14/36	568,779
696,330	Trip Rail Master Funding, LLC, Series 2011-1A A1A (b)(e)	4.37	07/15/41	737,594
112,500	Triton Container Finance, LLC, Series 2007-1A (b)(e)(h)	0.29	02/26/19	112,257
633,333	Triton Container Finance, LLC, Series 2012-1A A (e)	4.21	05/14/27	633,333
354,159	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	404,627
172,064	US Airways Pass Through Trust, Series 2012-2A	4.63	06/03/25	183,041
90,000	Voya CLO, Ltd., Series 2014-2A A1 (b)(e)(h)	1.68	07/17/26	90,089
159,888	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20 A7 (b)(h)	5.12	07/15/42	165,291
11,007	WaMu Mortgage Pass-Through Certificates, Series 2002-AR18 A (b)(h)	2.50	01/25/33	11,218
732,967	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7 A2 (h)	2.39	08/25/35	734,543
266,224	WaMu Mortgage Pass-Through Certificates, Series 2006-AR12 2A3 (h)	1.83	10/25/36	219,475
162,189	WaMu Mortgage Pass-Through Certificates, Series 2006-AR16 1A1 (h)	2.05	12/25/36	142,542
299,358	WaMu Mortgage Pass-Through Certificates, Series 2007-HY3 4A1 (h)	2.38	03/25/37	286,012
481,249	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3 2A3 (h)	0.70	05/25/35	328,699
362,075	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4 CB13 (h)	0.65	06/25/35	277,480
463,033	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-7 A1A (g)	4.82	09/25/36	274,436
1,936,842	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7 A1A (h)	1.04	09/25/46	1,317,924
2,235,888	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA2 2A (h)	0.82	01/25/47	1,633,609
1,937,993	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3 2A (h)	0.87	02/25/47	1,394,676
23,342	Wells Fargo Alternative Loan Trust, Series 2005-2 A4 (b)(h)	0.49	10/25/35	23,367
212,035	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3 A2 (h)	0.30	01/25/37	195,264
115,000	WF-RBS Commercial Mortgage Trust, Series 2011-C5 A4 (b)	3.67	11/15/44	121,042
Total Asset Backed Obligations
(Cost $129,267,795)				148,619,612

Corporate Convertible Bonds - 17.4%
Consumer Discretionary - 1.7%
349,000	Callaway Golf Co. (b)	3.75	08/15/19	430,361
1,000,000	Exide Technologies (b)(f)(h)(i)	0.00	09/18/13	200,000
201,000	Ezcorp, Inc. (b)(e)	2.13	06/15/19	198,487
5,432,000	Home Inns & Hotels Management, Inc. (b)	2.00	12/15/15	5,387,865
472,000	Iconix Brand Group, Inc. (b)	2.50	06/01/16	684,400
5,000,000	JAKKS Pacific, Inc. (b)(e)	4.25	08/01/18	5,384,375
2,000,000	JAKKS Pacific, Inc. (b)(e)	4.88	06/01/20	1,958,750
322,000	KB Home (b)	1.38	02/01/19	325,220
331,000	Live Nation Entertainment, Inc. (b)(e)	2.50	05/15/19	345,481
2,083,000	Live Nation Entertainment, Inc.	2.88	07/15/27	2,081,698
4,000,000	M/I Homes, Inc. (b)	3.25	09/15/17	5,030,000
561,000	Meritage Homes Corp. (b)	1.88	09/15/32	592,206
578,000	Meritor, Inc. (b)	7.88	03/01/26	933,109
202,000	Navistar International Corp. (b)(e)	4.50	10/15/18	209,449
3,632,000	Navistar International Corp. (b)(e)	4.75	04/15/19	3,893,050
500,000	NH Hotel Group SA (e)	4.00	11/08/18	800,014
400,000	Steinhoff Finance Holding GmbH (e)	6.38	05/26/17	749,281
807,000	Tesla Motors, Inc. (b)	1.25	03/01/21	784,303
320,000	The Ryland Group, Inc. (b)	1.63	05/15/18	446,400
100,000	Vector Group, Ltd. (b)(h)	2.50	01/15/19	134,151
4,500,000	Wabash National Corp. (b)	3.38	05/01/18	6,314,062
220,000	WESCO International, Inc. (b)	6.00	09/15/29	675,675
				37,558,337
Consumer Staples - 2.0%
500,000	Acorda Therapeutics, Inc. (b)	1.75	06/15/21	520,938
5,238,000	Albany Molecular Research, Inc. (b)(e)	2.25	11/15/18	7,529,625
1,500,000	ARIAD Pharmaceuticals, Inc. (b)(e)	3.63	06/15/19	1,467,000
4,000,000	Array BioPharma, Inc. (b)	3.00	06/01/20	4,005,000
2,349,000	Ascent Capital Group, Inc. (b)	4.00	07/15/20	2,197,783
3,000,000	Carriage Services, Inc. (b)(e)	2.75	03/15/21	3,125,640
334,000	Chiquita Brands International, Inc. (b)	4.25	08/15/16	337,966
2,617,000	Ctrip.com International, Ltd. (b)(e)	1.25	10/15/18	2,860,708
6,000,000	Emergent Biosolutions, Inc. (b)(e)	2.88	01/15/21	6,288,750
4,000,000	Endologix, Inc. (b)	2.25	12/15/18	4,005,000
6,000,000	Healthways, Inc. (b)	1.50	07/01/18	6,600,000
1,500,000	Protalix BioTherapeutics, Inc. (b)(e)	4.50	09/15/18	1,411,875
453,000	ServiceSource International, Inc. (b)(e)	1.50	08/01/18	393,827
3,380,000	Spectrum Pharmaceuticals, Inc. (b)(e)	2.75	12/15/18	3,538,437
229,000	The Spectranetics Corp. (b)	2.63	06/01/34	239,162
232,000	TAL Education Group (b)(e)	2.50	05/15/19	287,535
				44,809,246
Energy - 1.0%
240,000	Alon USA Energy, Inc. (b)(e)	3.00	09/15/18	266,250
248,000	BPZ Resources, Inc. (b)	8.50	10/01/17	292,950
920,000	Chesapeake Energy Corp.	2.50	05/15/37	990,150
3,000,000	Clean Energy Fuels Corp. (b)(e)	5.25	10/01/18	2,926,875
532,000	Emerald Oil, Inc. (b)(e)	2.00	04/01/19	585,865
2,233,000	Green Plains Renewable Energy, Inc. (b)(e)	3.25	10/01/18	3,784,935
2,467,000	JinkoSolar Holding Co., Ltd. (b)(e)	4.00	02/01/19	2,456,207
484,000	Newpark Resources, Inc. (b)	4.00	10/01/17	650,677
695,000	Pengrowth Energy Corp.	6.25	03/31/17	686,240
6,900,000	Renewable Energy Group, Inc. (b)	2.75	06/15/19	7,646,062
566,000	SolarCity Corp. (b)	2.75	11/01/18	789,570
378,000	Vantage Drilling Co. (b)(e)	5.50	07/15/43	413,438
				21,489,219
Financial - 2.2%
452,000	American Residential Properties OP LP (b)(e)	3.25	11/15/18	496,917
197,000	AmTrust Financial Services, Inc. (b)	5.50	12/15/21	324,558
6,500,000	CBIZ, Inc. (b)(e)	4.88	10/01/15	8,555,625
300,000	Conwert Immobilien Invest SE (e)	4.50	09/06/18	434,862
6,635,000	Encore Capital Group Inc (b)	3.00	07/01/20	7,758,803
3,500,000	Encore Capital Group, Inc. (b)	3.00	11/27/17	5,376,875
706,000	Forest City Enterprises Inc (b)	4.25	08/15/18	800,427
7,338,000	Forestar Group, Inc. (b)	3.75	03/01/20	7,975,489
4,000,000	FXCM, Inc. (b)	2.25	06/15/18	4,142,500
6,000,000	Gain Capital Holdings, Inc. (b)(e)	4.13	12/01/18	5,917,500
246,000	Jefferies Group, LLC (b)	3.88	11/01/29	263,989
3,322,000	Meadowbrook Insurance Group, Inc. (b)	5.00	03/15/20	3,533,777
526,000	MGIC Investment Corp. (b)(e)	9.00	04/01/63	678,869
606,000	Portfolio Recovery Associates, Inc. (b)(e)	3.00	08/01/20	724,170
252,000	Radian Group, Inc. (b)	2.25	03/01/19	378,945
721,000	Walter Investment Management Corp. (b)	4.50	11/01/19	670,981
				48,034,287
Healthcare - 1.3%
6,000,000	Accuray, Inc. (b)	3.75	08/01/16	6,866,250
519,000	Allscripts Healthcare Solutions, Inc. (b)(e)	1.25	07/01/20	599,121
5,368,000	AMAG Pharmaceuticals, Inc. (b)	2.50	02/15/19	5,683,370
288,000	Cubist Pharmaceuticals, Inc. (b)	2.50	11/01/17	706,680
457,000	Illumina, Inc. (b)(e)(j)	0.00	06/15/19	469,853
481,000	Incyte Corp., Ltd. (b)(e)	1.25	11/15/20	650,252
493,000	The Medicines Co. (b)	1.38	06/01/17	605,157
3,092,000	Theravance, Inc. (b)	2.13	01/15/23	4,473,737
1,000,000	Vivus, Inc. (b)(e)	4.50	05/01/20	745,625
3,022,000	Volcano Corp. (b)	2.88	09/01/15	3,057,886
4,550,000	Volcano Corp. (b)	1.75	12/01/17	4,416,344
338,000	Wright Medical Group, Inc. (b)	2.00	08/15/17	465,173
				28,739,448
Industrial - 2.0%
2,755,000	AAR Corp., Series B (b)	2.25	03/01/16	2,897,916
416,000	Aecon Group, Inc.	5.50	12/31/18	436,643
353,000	Aegean Marine Petroleum Network, Inc. (b)	4.00	11/01/18	357,854
5,500,000	Altra Industrial Motion Corp. (b)	2.75	03/01/31	7,968,125
1,800,000	Bristow Group, Inc. (b)	3.00	06/15/38	2,289,375
460,000	Cemex SAB de CV (b)	3.75	03/15/18	698,912
321,000	Fluidigm Corp. (b)	2.75	02/01/34	305,151
685,000	General Cable Corp. (b)(g)	4.50	11/15/29	680,719
6,595,000	Griffon Corp. (b)(e)	4.00	01/15/17	7,637,834
6,000,000	Kaman Corp. (b)(e)	3.25	11/15/17	8,141,250
3,331,000	Layne Christensen Co. (b)(e)	4.25	11/15/18	3,031,210
295,000	PHH Corp. (b)	6.00	06/15/17	577,463
2,656,000	TTM Technologies, Inc. (b)	1.75	12/15/20	2,914,960
1,775,000	UTi Worldwide, Inc. (b)(e)	4.50	03/01/19	1,897,031
2,472,000	Vishay Intertechnology, Inc. (b)(e)	2.25	06/01/42	3,417,540
				43,251,983
Information Technology - 3.4%
420,000	Bottomline Technologies (de), Inc. (b)	1.50	12/01/17	497,700
5,450,000	Ciena Corp. (b)(e)	4.00	03/15/15	6,543,406
529,000	Ciena Corp. (b)(e)	4.00	12/15/20	735,641
5,666,000	Cornerstone OnDemand, Inc. (b)	1.50	07/01/18	6,472,272
3,634,000	GT Advanced Technologies, Inc. (b)	3.00	12/15/20	6,350,415
1,250,000	j2 Global, Inc. (b)	3.25	06/15/29	1,274,219
563,000	Medidata Solutions, Inc. (b)(e)	1.00	08/01/18	607,688
5,650,000	Mentor Graphics Corp. (b)	4.00	04/01/31	6,945,969
301,000	Microchip Technology, Inc. (b)	2.13	12/15/37	576,603
317,000	Micron Technology, Inc., Series G (b)	3.00	11/15/43	409,921
310,000	Novellus Systems, Inc. (b)	2.63	05/15/41	628,913
3,200,000	Photronics, Inc. (b)	5.50	10/01/14	5,548,000
6,958,000	Photronics, Inc. (b)	3.25	04/01/16	7,527,686
359,000	Proofpoint, Inc. (b)(e)	1.25	12/15/18	430,576
5,600,000	Quantum Corp. (b)	4.50	11/15/17	5,554,500
5,000,000	Radisys Corp. (b)(f)	4.50	02/15/15	4,700,000
5,000,000	Rudolph Technologies, Inc. (b)(e)	3.75	07/15/16	5,340,625
297,000	SanDisk Corp. (b)	1.50	08/15/17	605,694
370,000	ServiceNow, Inc. (b)(e)(j)	0.00	11/01/18	407,925
401,000	Spansion, LLC (b)(e)	2.00	09/01/20	659,394
449,000	SunEdison, Inc. (b)(e)	2.75	01/01/21	777,331
2,151,000	Take-Two Interactive Software, Inc. (b)	1.75	12/01/16	2,825,876
4,000,000	Take-Two Interactive Software, Inc. (b)	1.00	07/01/18	4,905,000
2,500,000	TeleCommunication Systems, Inc. (e)	4.50	11/01/14	2,512,500
335,000	VeriSign, Inc. (b)	3.25	08/15/37	509,828
457,000	Workday, Inc. (b)	1.50	07/15/20	603,526
				73,951,208
Materials - 0.9%
590,000	B2Gold Corp. (b)(e)	3.25	10/01/18	637,200
5,381,000	Horsehead Holding Corp. (b)	3.80	07/01/17	7,388,786
3,268,000	Primero Mining Corp.	6.50	03/31/16	3,362,772
7,238,000	Silver Standard Resources, Inc. (b)(e)	2.88	02/01/33	6,111,586
553,000	Sterlite Industries India, Ltd. (b)	4.00	10/30/14	555,765
692,000	Stillwater Mining Co. (b)	1.75	10/15/32	1,010,320
				19,066,429
Telecommunication Services - 2.9%
7,500,000	Alaska Communications Systems Group, Inc. (b)	6.25	05/01/18	6,168,750
118,458	Alcatel-Lucent, Series ALU (e)	4.25	07/01/18	279,608
6,632,000	Blucora, Inc. (b)(e)	4.25	04/01/19	7,282,765
6,617,000	Dealertrack Technologies, Inc. (b)	1.50	03/15/17	8,891,594
476,000	HomeAway, Inc. (b)(e)	0.13	04/01/19	466,183
3,750,000	Infinera Corp. (b)	1.75	06/01/18	3,956,250
4,078,000	InterDigital, Inc. (b)	2.50	03/15/16	4,511,287
3,250,000	Leap Wireless International, Inc.	4.50	07/15/14	3,258,125
2,000,000	ModusLink Global Solutions, Inc. (b)(e)	5.25	03/01/19	1,868,750
5,500,000	Move, Inc. (b)(e)	2.75	09/01/18	5,974,375
204,000	Palo Alto Networks, Inc. (b)(e)(j)	0.00	07/01/19	211,523
595,000	Qihoo 360 Technology Co., Ltd. (b)(e)	2.50	09/15/18	686,481
581,000	SINA Corp. (b)(e)	1.00	12/01/18	534,520
537,000	SouFun Holdings, Ltd. (b)(e)	2.00	12/15/18	492,362
2,332,000	Vipshop Holdings, Ltd. (b)	1.50	03/15/19	2,756,132
6,200,000	Web.com Group, Inc. (b)	1.00	08/15/18	6,684,375
5,000,000	WebMD Health Corp. (b)	2.25	03/31/16	5,165,625
1,510,000	WebMD Health Corp.	2.50	01/31/18	1,594,938
841,000	WebMD Health Corp. (b)(e)	1.50	12/01/20	940,343
552,000	Yahoo!, Inc. (b)(e)(j)	0.00	12/01/18	552,000
675,000	Yandex NV (b)(e)	1.13	12/15/18	671,203
				62,947,189
Total Corporate Convertible Bonds
(Cost $338,844,221)				379,847,346

Corporate Non-Convertible Bonds - 3.9%
Consumer Discretionary - 0.4%
750,000	Caesars Entertainment Resort Properties, LLC / Caesars Entertainment Resort Prope (e)	8.00	10/01/20	787,500
130,000	HD Supply, Inc.	8.13	04/15/19	143,488
750,000	HD Supply, Inc.	11.00	04/15/20	887,812
1,416,000	Jarden Corp.	7.50	05/01/17	1,614,240
1,000,000	K Hovnanian Enterprises, Inc.	6.25	01/15/16	1,050,000
2,000,000	K Hovnanian Enterprises, Inc.	8.63	01/15/17	2,220,000
1,000,000	MGM Resorts International	6.63	07/15/15	1,052,500
				7,755,540
Consumer Staples - 0.3%
3,500,000	Cenveo Corp. (e)	6.00	08/01/19	3,517,500
2,750,000	Monitronics International, Inc. (b)	9.13	04/01/20	2,949,375
60,000	NYU Hospitals Center (b)	5.75	07/01/43	69,398
				6,536,273
Energy - 0.4%
1,095,000	Alon Refining Krotz Springs, Inc.	13.50	10/15/14	1,100,530
750,000	Arch Coal, Inc. (e)	8.00	01/15/19	744,375
1,496,000	Energy Transfer Partners LP (b)(h)	3.24	11/01/66	1,389,784
3,350,000	Gastar Exploration, Inc.	8.63	05/15/18	3,517,500
910,000	Newfield Exploration Co.	5.63	07/01/24	1,003,275
55,000	Petrobras Global Finance BV (b)(h)	1.85	05/20/16	55,205
130,000	Plains Exploration & Production Co. (b)	6.88	02/15/23	152,750
122,000	The Williams Cos., Inc.	7.88	09/01/21	151,683
1,000,000	Walter Energy, Inc. (e)	9.50	10/15/19	1,018,750
				9,133,852
Financial - 1.6%
185,000	Bank of America Corp.	5.63	10/14/16	203,228
80,000	Bank of America Corp., MTN (h)	8.68	05/02/17	87,600
80,000	Bank of America Corp., MTN (h)	8.95	05/18/17	88,200
80,000	Bank of America Corp., MTN (h)	9.57	06/06/17	89,704
20,000	Bank of America Corp., MTN, Series L	5.65	05/01/18	22,691
1,500,000	Bank of America NA BKNT (b)	6.10	06/15/17	1,693,422
750,000	Bank of America NA BKNT (h)	0.53	06/15/17	741,880
75,000	Chase Capital III, Series C (b)(h)	0.78	03/01/27	65,925
925,000	Chase Capital VI (h)	0.85	08/01/28	813,075
500,000	CIT Group, Inc. (b)(e)	4.75	02/15/15	510,937
40,000	CIT Group, Inc. (b)(e)	6.63	04/01/18	45,100
150,000	Citigroup, Inc.	5.85	08/02/16	164,619
90,000	Citigroup, Inc.	6.13	05/15/18	103,782
3,750,000	Citigroup, Inc. (b)(h)	0.78	08/25/36	2,989,605
75,000	Credit Suisse, Series YCD (b)(h)	0.47	04/10/15	75,084
1,300,000	Credit Suisse, Series YCD (b)(h)	0.55	08/24/15	1,299,623
150,000	Duke Realty LP REIT	7.38	02/15/15	156,185
1,180,000	Farmers Exchange Capital II (b)(e)(h)	6.15	11/01/53	1,334,843
150,000	General Electric Capital Corp., MTN	5.38	10/20/16	165,355
150,000	General Electric Capital Corp., MTN	3.10	01/09/23	149,099
900,000	General Electric Capital Corp., MTN (b)(h)	0.60	05/05/26	833,422
2,200,000	General Electric Capital Corp., MTN (h)	0.70	08/15/36	1,871,771
150,000	HBOS PLC, MTN (e)	6.75	05/21/18	173,105
100,000	HCP, Inc.	2.63	02/01/20	100,176
232,000	HCP, Inc. REIT	5.63	05/01/17	259,194
1,380,000	Health Care REIT, Inc. (b)	4.95	01/15/21	1,535,017
60,000	Health Care REIT, Inc.	5.25	01/15/22	67,402
35,000	Health Care REIT, Inc.	6.50	03/15/41	44,620
1,409,000	Healthcare Realty Trust, Inc. REIT	6.50	01/17/17	1,585,105
540,000	Healthcare Realty Trust, Inc. REIT	5.75	01/15/21	611,548
175,000	International Lease Finance Corp. (e)	6.75	09/01/16	194,469
2,500,000	iStar Financial, Inc. (b)	6.05	04/15/15	2,593,750
150,000	JPMorgan Chase & Co.	4.50	01/24/22	164,623
250,000	JPMorgan Chase Capital XIII, Series M (h)	1.18	09/30/34	213,750
1,840,000	JPMorgan Chase Capital XXI, Series U (h)	1.17	02/02/37	1,554,156
450,000	JPMorgan Chase Capital XXIII (h)	1.22	05/15/47	363,375
700,000	Macquarie Bank, Ltd. (e)	6.63	04/07/21	804,685
90,000	Morgan Stanley	4.20	11/20/14	91,355
250,000	Morgan Stanley, MTN (b)(h)	0.68	10/18/16	249,863
2,575,000	Nationwide Mutual Insurance Co. (b)(e)(h)	5.81	12/15/24	2,639,375
770,000	Raymond James Financial, Inc.	8.60	08/15/19	973,406
1,000,000	Realogy Group, LLC (e)	7.63	01/15/20	1,107,500
1,000,000	Realogy Group, LLC / The Sunshine Group Florida, Ltd. (e)	3.38	05/01/16	1,015,000
900,000	Royal Bank of Scotland Group PLC	6.10	06/10/23	986,849
1,600,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership	5.00	08/15/18	1,743,075
355,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	407,467
55,000	The Goldman Sachs Group, Inc., MTN (b)(h)	1.83	11/29/23	56,810
100,000	The Goldman Sachs Group, Inc., MTN, Series B (h)	0.63	07/22/15	100,049
750,000	The Goldman Sachs Group, Inc., Series D (b)	6.00	06/15/20	875,317
477,000	Thornburg Mortgage, Inc. (i)	8.00	05/15/13	80,494
15,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (e)	6.75	09/02/19	18,695
100,000	ZFS Finance USA Trust II (b)(e)(h)	6.45	12/15/65	108,250
				34,223,630
Industrial - 0.3%
1,000,000	American Piping Products, Inc. (e)	12.88	11/15/17	1,111,250
2,500,000	Mueller Water Products, Inc.	7.38	06/01/17	2,553,125
750,000	Mueller Water Products, Inc.	8.75	09/01/20	837,187
1,000,000	Sydney Airport Finance Co Pty, Ltd. (e)	5.13	02/22/21	1,111,644
125,000	Sydney Airport Finance Co. Pty, Ltd. (e)	3.90	03/22/23	127,395
1,000,000	United Airlines, Inc. (e)	6.75	09/15/15	1,011,250
				6,751,851
Information Technology - 0.1%
1,000,000	EarthLink Holdings Corp.	7.38	06/01/20	1,071,250

Materials - 0.1%
2,000,000	ArcelorMittal	4.25	02/25/15	2,037,500
950,000	ArcelorMittal	4.25	08/05/15	978,500
65,000	Barrick Gold Corp. (b)	4.10	05/01/23	64,849
				3,080,849
Telecommunication Services - 0.4%
2,100,000	DISH DBS Corp.	6.63	10/01/14	2,128,875
500,000	FairPoint Communications, Inc. (e)	8.75	08/15/19	541,250
3,480,000	Nielsen Finance, LLC / Nielsen Finance Co.	7.75	10/15/18	3,688,800
500,000	Radio One, Inc. (e)	9.25	02/15/20	543,750
425,000	Spanish Broadcasting System, Inc. (e)	12.50	04/15/17	474,938
1,000,000	Windstream Corp.	7.88	11/01/17	1,156,250
				8,533,863
Utilities - 0.3%
3,000,000	AES Corp.	7.75	10/15/15	3,225,000
1,100,000	Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc. (f)(i)	10.00	12/01/20	1,248,600
375,000	GenOn Americas Generation, LLC	8.50	10/01/21	390,938
1,000,000	IPALCO Enterprises, Inc.	5.00	05/01/18	1,072,500
150,000	Metropolitan Edison Co. (e)	3.50	03/15/23	149,537
145,000	Oncor Electric Delivery Co., LLC	6.80	09/01/18	172,575
115,000	PNM Resources, Inc.	9.25	05/15/15	123,770
80,000	Public Service Co. of New Mexico	7.95	05/15/18	96,130
600,000	Sabine Pass LNG LP (e)	7.50	11/30/16	649,500
				7,128,550
Total Corporate Non-Convertible Bonds
(Cost $78,611,826)				84,215,658

Exchange Traded Notes - 0.0%
20,500	iPATH S&P 500 VIX Mid-Term Futures ETN (a)(b)		N/A	259,120
Total Exchange Traded Notes
(Cost $948,087)				259,120

Interest Only Bonds - 0.1%
22,482,145	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (h)	0.55	04/15/40	496,550
52,891,297	Residential Accredit Loans, Inc., Series 2006-QS11 AV (h)	0.33	08/25/36	727,044
25,449,071	Residential Accredit Loans, Inc., Series 2006-QS6 1AV (h)	0.74	06/25/36	823,328
58,192,408	Residential Accredit Loans, Inc., Series 2007-QS2 AV (h)	0.31	01/25/37	693,653
58,044,500	Residential Accredit Loans, Inc., Series 2007-QS3 AV (h)	0.32	02/25/37	654,684
Total Interest Only Bonds
(Cost $1,902,507)				3,395,259

Municipal Bonds - 0.5%
California - 0.1%
60,000	State of California	6.20	03/01/19	71,307
70,000	State of California (b)	6.65	03/01/22	87,161
750,000	State of California	7.95	03/01/36	915,000
				1,073,468
Illinois - 0.2%
1,625,000	City of Chicago IL	6.05	01/01/29	1,730,463
85,000	State of Illinois (b)	4.35	06/01/18	90,182
1,000,000	State of Illinois	6.20	07/01/21	1,127,970
2,105,000	State of Illinois (b)	4.95	06/01/23	2,224,585
100,000	State of Illinois (b)	5.10	06/01/33	100,572
				5,273,772
New York - 0.1%
1,050,000	City of New York NY (b)	6.65	12/01/31	1,248,292
1,025,000	New York City Water & Sewer System	6.49	06/15/42	1,156,672
				2,404,964
North Carolina - 0.1%
1,800,000	North Carolina State Education Assistance Authority, Series 2011-1 A3 (h)	1.14	10/25/41	1,822,860

Texas - 0.0%
100,000	City of Houston TX (b)	6.29	03/01/32	124,150
Total Municipal Bonds
(Cost $10,366,160)				10,699,214

Municipal Demand Notes - 0.1%
Arizona - 0.1%
1,500,000	Arizona Health Facilities Authority (h)	0.97	01/01/37	1,301,700
Total Municipal Demand Notes
(Cost $1,136,704)				1,301,700

Syndicated Loans - 0.7%
2,997,468	Arch Coal, Inc. (h)	6.25	05/16/18	2,945,950
1,500,000	Atlas Iron, Ltd. (h)	8.75	12/10/17	1,507,500
3,500,000	Clear Channel Communications, Inc. (h)	3.80	01/29/16	3,481,042
377,352	HCA, Inc.	2.98	05/01/18	378,237
500,000	HCA, Inc.	2.98	05/01/18	501,172
2,000,000	HD Supply, Inc. (h)	4.00	06/28/18	2,005,000
2,000,000	Momentive Performance Materials	4.00	12/31/49	2,008,750
908,000	Southern Pacific	11.00	03/28/19	905,730
1,000,000	Travelport, LLC (h)	9.50	01/31/16	1,030,938
1,500,000	Travelport, LLC	8.38	12/01/16	1,520,157
Total Syndicated Loans
(Cost $16,239,311)				16,284,476

U.S. Government & Agency Obligations - 0.9%
Agency - 0.0%
220,000	FHLB (b)(g)	0.75	05/26/28	216,834

Discount Note - 0.1%
1,190,000	FHLB (j)	0.00	07/09/14	1,189,995

Interest Only Bonds - 0.3%
3,890,112	FHLMC, Series 3262, Class KS (h)	6.26	01/15/37	536,811
5,705,144	FHLMC, Series 3271, Class SB (h)	5.90	02/15/37	722,507
3,421,593	FHLMC, Series 3404, Class AS (h)	5.74	01/15/38	445,267
3,018,734	FNMA, Series 2005-92, Class US (h)	5.95	10/25/25	406,297
4,042,431	FNMA, Series 2006-125, Class SM (h)	7.05	01/25/37	766,800
4,807,699	FNMA, Series 2007-52, Class LS (h)	5.90	06/25/37	665,175
1,175,623	FNMA, Series 2007-68, Class SC (h)	6.55	07/25/37	199,560
416,664	FNMA, Series 2007-77, Class SK (b)(h)	5.72	08/25/37	52,554
5,060,298	FNMA, Series 2009-115, Class SB (h)	6.10	01/25/40	693,502
1,055,934	FNMA, Series 2010-35, Class IA	5.00	07/25/38	32,061
2,334,176	GNMA, Series 2007-78, Class SG (h)	6.39	12/20/37	347,685
3,529,865	GNMA, Series 2008-51, Class GS (h)	6.08	06/16/38	591,496
276,336	GNMA, Series 2009-106, Class KS (b)(h)	6.25	11/20/39	40,080
556,065	GNMA, Series 2010-158, Class EI (b)	4.00	12/16/25	60,388
200,761	GNMA, Series 2010-4, Class NS (h)	6.24	01/16/40	31,878
2,627,706	GNMA, Series 2010-4, Class SL (h)	6.25	01/16/40	418,128
				6,010,189
Mortgage Securities - 0.3%
177,283	FHLMC Gold Pool #A96411	4.00	01/01/41	188,715
57,429	FHLMC Gold Pool #G01864 (b)	5.00	01/01/34	63,792
153,027	FHLMC Gold Pool #G06361	4.00	03/01/41	163,086
50,574	FHLMC Gold Pool #G13475 (b)	6.00	01/01/24	55,410
8,303	FHLMC Gold Pool #H03161 (b)	6.50	08/01/37	9,020
201,575	FHLMC Gold Pool #Q20178	3.50	07/01/43	208,146
319,584	FHLMC Gold Pool #U90791	4.00	01/01/43	338,594
155,000	FHLMC Multifamily Structured Pass Through Certificates, Series K009 A2 (b)	3.81	08/25/20	168,788
175,000	FHLMC Multifamily Structured Pass Through Certificates, Series K010, Class A2 (b)	4.33	10/25/20	195,638
215,000	FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2 (b)	2.37	05/25/22	212,660
11,658	FHLMC, Series 2433, Class SA (b)(h)	20.54	02/15/32	17,583
356,809	FHLMC, Series 3442, Class MT (h)	0.15	07/15/34	337,020
215,000	FNCI25 - FNMA TBA	2.50	07/15/29	218,460
130,000	FNCI3 - FNMA TBA	3.00	07/15/29	135,078
80,000	FNCI35 - FNMA TBA	3.50	07/15/29	84,813
575,000	FNCL3 - FNMA TBA	3.00	07/15/44	568,217
5,000	FNCL3 - FNMA TBA	3.00	07/15/44	4,941
275,000	FNCL35 - FNMA TBA	3.50	07/15/44	283,164
235,000	FNCL35 - FNMA TBA	3.50	07/15/44	241,977
315,000	FNCL4 - FNMA TBA	4.00	07/15/44	334,392
100,000	FNCL4 - FNMA TBA	4.00	07/15/44	106,156
345,000	FNCL4 - FNMA TBA	4.00	07/15/44	366,239
230,000	FNCL45 - FNMA TBA	4.50	07/15/44	249,155
70,000	FNCL45 - FNMA TBA	4.50	07/15/44	75,830
2,745	FNMA Pool #673743 (b)(h)	2.63	11/01/32	2,757
47,118	FNMA Pool #735646	4.50	07/01/20	50,075
43,534	FNMA Pool #735861 (b)	6.50	09/01/33	50,261
35,194	FNMA Pool #735881 (b)	6.00	11/01/34	40,073
18,401	FNMA Pool #764388 (b)(h)	1.78	03/01/34	19,685
58,826	FNMA Pool #776708 (b)	5.00	05/01/34	66,236
78,107	FNMA Pool #888219	5.50	03/01/37	87,398
21,949	FNMA Pool #895606 (b)(h)	5.81	06/01/36	23,501
33,298	FNMA Pool #974148	5.50	02/01/38	37,259
149,561	FNMA Pool #AB1613	4.00	10/01/40	159,520
156,292	FNMA Pool #AB3864	3.50	11/01/41	161,455
135,777	FNMA Pool #AD0791 (b)	4.77	02/01/20	152,694
160,995	FNMA Pool #AE0600 (b)	3.98	11/01/20	176,674
157,323	FNMA Pool #AE0605 (b)	4.67	07/01/20	176,739
155,872	FNMA Pool #AJ0764	4.50	09/01/41	168,930
230,903	FNMA Pool #AL0149	4.00	02/01/41	245,799
116,990	FNMA Pool #AL0851	6.00	10/01/40	131,684
305,385	FNMA Pool #MA1608	3.50	10/01/33	319,941
36,401	FNMA, Series 2001-52, Class YZ (b)	6.50	10/25/31	40,912
16,501	FNMA, Series 2001-81, Class QG (b)	6.50	01/25/32	18,308
137,573	FNMA, Series 2006-4, Class WE	4.50	02/25/36	149,676
200,000	G2SF35 - GNMA TBA	3.50	07/15/44	208,391
240,000	G2SF4 - GNMA TBA	4.00	07/15/44	256,913
120,000	G2SF45 - GNMA TBA	4.50	07/15/44	131,067
6,617	GNMA II Pool #080610 (b)(h)	1.63	06/20/32	6,884
20,706	GNMA II Pool #081136 (b)(h)	2.13	11/20/34	21,803
21,139	GNMA II Pool #081432 (b)(h)	1.63	08/20/35	21,985
18,087	GNMA II Pool #081435 (b)(h)	1.63	08/20/35	18,817
				7,572,311
U.S. Treasury Securities - 0.2%
55,000	U.S. Treasury Bill (k)	0.00	08/14/14	54,999
490,000	U.S. Treasury Inflation Indexed Bond (b)	2.00	07/15/14	617,718
1,315,000	U.S. Treasury Inflation Indexed Bond (b)	0.50	04/15/15	1,460,066
495,000	U.S. Treasury Inflation Indexed Bond (b)	0.13	04/15/16	545,917
155,000	U.S. Treasury Inflation Indexed Bond (b)	0.13	04/15/17	167,440
245,000	U.S. Treasury Inflation Indexed Bond (b)	1.38	02/15/44	274,540
320,000	U.S. Treasury Note (b)	0.88	05/15/17	320,450
1,485,000	U.S. Treasury Note (b)	2.50	05/15/24	1,483,028
				4,924,158
Total U.S. Government & Agency Obligations
(Cost $17,239,427)				19,913,487
Total Fixed Income Securities
(Cost $594,556,038)				664,535,872

	Security
Shares	Description			Value
Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (a)(l) (Cost $43,782)			11,250

Investment Companies - 10.2%
37,632	BlackRock Credit Allocation Income Trust			517,440
61,990	BlackRock Floating Rate Income Trust			880,878
71,620	DoubleLine Income Solutions Fund			1,608,585
55,320	DoubleLine Opportunistic Credit Fund			1,308,318
17,764	iShares Silver Trust (a)			359,721
92,598	PCM Fund, Inc.			1,134,325
57,500	PIMCO Dynamic Credit Income Fund			1,369,650
45,200	PIMCO Dynamic Income Fund			1,540,868
38,380	PIMCO Income Opportunity Fund			1,122,999
98,012	PIMCO Income Strategy Fund II			1,084,013
1,075,062	SPDR S&P 500 ETF Trust (c)(d)			210,411,135
27,400	Western Asset Mortgage Defined Opportunity Fund, Inc.			674,040
Total Investment Companies
(Cost $134,072,585)				222,011,972

	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Commercial Paper - 0.0%
$325,000	Macquarie Bank, Ltd. (b)(k)	0.21%	08/27/14	324,892
Total Commercial Paper
(Cost $324,892)				324,892
Total Short-Term Investments
(Cost $324,892)				324,892

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 0.7%
Call Options Purchased - 0.3%
2,314	General Motors Co.	$20.00	01/14	3,887,520
3,476	Parkervision, Inc.	7.00	10/14	3,476
2,255	PowerShares DB Agricultural Fund	30.00	01/14	90,200
11,367	SPDR S&P 500 ETF Trust	205.00	01/14	2,875,851
225	Therapeutics MD, Inc.	5.00	12/14	20,250
Total Call Options Purchased
(Premiums Paid $5,441,510)				6,877,297

Put Options Purchased - 0.4%
283	BE Aerospace, Inc.	70.00	10/14	7,783
58	Chipotle Mexican Grill	540.00	01/14	153,700
4,343	Citigroup, Inc.	30.00	09/14	4,343
2,025	iShares Russell 2000 Index Fund	100.00	01/14	364,500
391	Omnivision Technologies, Inc.	17.00	09/14	9,775
10,306	PowerShares ETF Trust	24.00	10/14	77,295
4,090	Sinclair Broadcast Group, Inc., Class A	25.00	08/14	40,900
9,741	SPDR S&P 500 ETF Trust	192.00	01/14	6,360,873
7,493	SPDR S&P 500 ETF Trust	165.00	01/14	1,131,443
9,560	SPDR S&P 500 ETF Trust	130.00	01/14	210,320
9,819	SPDR S&P 500 ETF Trust	90.00	01/14	9,819
901	SPDR S&P Retail ETF	75.00	09/14	28,381
491	Whole Foods Market, Inc.	45.25	01/14	395,255

Total Put Options Purchased
(Premiums Paid $16,706,706)				8,794,387
Total Purchased Options
(Premiums Paid $22,148,216)				15,671,684
Total Long Positions - 79.2%
(Cost $1,340,595,193)*				$1,728,683,174
Total Short Positions - (29.0)%
(Cost $(628,618,661))*				(632,899,193)
Total Written Options - (0.8)%
(Premiums Received $(20,176,493))*				(17,831,554)
Other Assets & Liabilities, Net – 50.6%				1,103,799,731
Net Assets – 100.0%				$2,181,752,158

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
JUNE 30, 2014

	Security
Shares	Description	Value
Short Positions - (29.0)%
Common Stock - (27.6)%
Consumer Discretionary - (6.0)%
(1,557)	Amazon.com, Inc.	(505,682)
(8,882)	American Airlines Group, Inc.	(381,571)
(11,695)	Brunswick Corp.	(492,710)
(34,229)	Callaway Golf Co.	(284,785)
(114,600)	Carnival Corp.	(4,314,690)
(4,322)	Chemed Corp.	(405,058)
(17,807)	Chuy's Holdings, Inc.	(646,394)
(17,708)	Cooper Tire & Rubber Co.	(531,240)
(85,600)	Dick's Sporting Goods, Inc.	(3,985,536)
(13,221)	Dolby Laboratories, Inc., Class A	(571,147)
(11,537)	Dorman Products, Inc.	(569,005)
(20,000)	Exide Technologies	(4,980)
(6,700)	EZCORP, Inc., Class A	(77,385)
(5,488)	FactSet Research Systems, Inc.	(660,097)
(114,500)	Fastenal Co.	(5,666,605)
(387,500)	Ford Motor Co.	(6,680,500)
(46,200)	Fossil Group, Inc.	(4,828,824)
(9,003)	Genesco, Inc.	(739,416)
(59,200)	Genuine Parts Co.	(5,197,760)
(92,650)	Harley-Davidson, Inc.	(6,471,603)
(9,847)	HNI Corp.	(385,116)
(29,700)	Home Inns & Hotels Management, Inc., ADR	(1,016,631)
(12,918)	Iconix Brand Group, Inc.	(554,699)
(18,836)	iRobot Corp.	(771,334)
(420,351)	JAKKS Pacific, Inc.	(3,253,517)
(155,800)	Johnson Controls, Inc.	(7,779,094)
(5,947)	KB Home	(111,090)
(15,589)	Kohl's Corp.	(821,229)
(98,300)	L Brands, Inc.	(5,766,278)
(74,351)	Las Vegas Sands Corp.	(5,667,033)
(25,818)	La-Z-Boy, Inc.	(598,203)
(4,957)	Live Nation Entertainment, Inc.	(122,388)
(114,100)	M/I Homes, Inc.	(2,769,207)
(6,688)	Mattress Firm Holding Corp.	(319,352)
(4,252)	Meritage Homes Corp.	(179,477)
(36,483)	Meritor, Inc.	(475,738)
(39,684)	Navistar International Corp.	(1,487,356)
(60,988)	NH Hotel Group SA	(361,185)
(39,500)	Nordstrom, Inc.	(2,683,235)
(18,100)	Nu Skin Enterprises, Inc., Class A	(1,338,676)
(8,190)	Panera Bread Co., Class A	(1,227,108)
(13,714)	PetSmart, Inc.	(820,097)
(62,525)	Polaris Industries, Inc.	(8,143,256)
(5,430)	priceline.com, Inc.	(6,532,290)
(29,650)	PriceSmart, Inc.	(2,580,736)
(22,938)	Sears Holdings Corp.	(916,602)
(15,589)	SeaWorld Entertainment, Inc.	(441,636)
(4,441)	Spirit Airlines, Inc.	(280,849)
(80,976)	Steinhoff International Holdings, Ltd.	(464,589)
(8,881)	Target Corp.	(514,654)
(1,394)	Tesla Motors, Inc.	(334,644)
(14,167)	The Buckle, Inc.	(628,448)
(9,136)	The Childrens Place Retail Stores, Inc.	(453,420)
(53,880)	The Home Depot, Inc.	(4,362,125)
(33,531)	The Pantry, Inc.	(543,202)
(7,599)	The Ryland Group, Inc.	(299,705)
(795)	Time Warner Cable, Inc.	(117,104)
(32,650)	Ulta Salon Cosmetics & Fragrance, Inc.	(2,984,537)
(110,250)	Under Armour, Inc., Class A	(6,558,772)
(2,751)	United Continental Holdings, Inc.	(112,984)
(16,122)	United Stationers, Inc.	(668,579)
(3,405)	Vector Group, Ltd.	(70,415)
(18,849)	Vera Bradley, Inc.	(412,228)
(10,741)	Vitamin Shoppe, Inc.	(462,078)
(275,200)	Wabash National Corp.	(3,921,600)
(7,390)	WESCO International, Inc.	(638,348)
(23,600)	Wynn Resorts, Ltd.	(4,898,416)
(37,700)	Yum! Brands, Inc.	(3,061,240)
		(131,925,488)
Consumer Staples - (1.3)%
(7,519)	Acorda Therapeutics, Inc.	(253,466)
(253,045)	Albany Molecular Research, Inc.	(5,091,265)
(20,434)	Amedisys, Inc.	(342,065)
(13,400)	Ariad Pharmaceuticals, Inc.	(85,358)
(354,300)	Array BioPharma, Inc.	(1,615,608)
(14,672)	Ascent Capital Group, Inc., Class A	(968,499)
(4,034)	Bunge, Ltd.	(305,132)
(81,875)	Carriage Services, Inc.	(1,402,519)
(18,188)	Cenveo, Inc.	(67,477)
(2,772)	Chiquita Brands International, Inc.	(30,076)
(17,673)	Ctrip.com International, Ltd., ADR	(1,131,779)
(111,091)	Emergent Biosolutions, Inc.	(2,495,104)
(67,000)	Endologix, Inc.	(1,019,070)
(27,803)	Green Dot Corp., Class A	(527,701)
(227,536)	Healthways, Inc.	(3,990,981)
(27,229)	LifeLock, Inc.	(380,117)
(9,529)	Post Holdings, Inc.	(485,121)
(84,283)	Protalix BioTherapeutics, Inc.	(307,633)
(9,222)	ServiceSource International, Inc.	(53,488)
(4,745)	Spectranetics Corp.	(108,566)
(183,880)	Spectrum Pharmaceuticals, Inc.	(1,494,944)
(6,269)	TAL Education Group, ADR	(172,398)
(58,000)	The Estee Lauder Cos., Inc., Class A	(4,307,080)
(15,890)	Theravance Biopharma, Inc.	(506,573)
(7,784)	Universal Corp.	(430,844)
		(27,572,864)
Energy - (0.6)%
(11,365)	Alon USA Energy, Inc.	(141,381)
(10,000)	Arch Coal, Inc.	(36,500)
(40,161)	BPZ Resources, Inc.	(123,696)
(17,233)	Chesapeake Energy Corp.	(535,602)
(48,200)	Clean Energy Fuels Corp.	(564,904)
(35,224)	Emerald Oil, Inc.	(269,464)
(14,946)	Energy XXI Bermuda, Ltd.	(353,174)
(25,000)	Gastar Exploration, Inc.	(217,750)
(10,402)	Goodrich Petroleum Corp.	(287,095)
(87,149)	Green Plains Renewable Energy, Inc.	(2,864,588)
(24,950)	JinkoSolar Holding Co., Ltd., ADR	(752,741)
(39,184)	McDermott International, Inc.	(316,999)
(32,690)	Newpark Resources, Inc.	(407,317)
(47,931)	Penn Virginia Corp.	(812,430)
(303,200)	Renewable Energy Group, Inc.	(3,477,704)
(34,720)	Sanchez Energy Corp.	(1,305,125)
(26,430)	SandRidge Energy, Inc.	(188,974)
(6,564)	SolarCity Corp.	(463,418)
(79,148)	Vantage Drilling Co.	(151,964)
(3,400)	Walter Energy, Inc.	(18,530)
		(13,289,356)
Financial - (7.9)%
(2,102)	Affiliated Managers Group, Inc.	(431,751)
(9,412,000)	Agricultural Bank of China, Ltd., Class H	(4,153,210)
(3,132)	Alexandria Real Estate Equities, Inc. REIT	(243,169)
(117,232)	Allianz SE, ADR	(1,968,208)
(13,629)	American Residential Properties, Inc. REIT	(255,544)
(20,772)	AmTrust Financial Services, Inc.	(868,477)
(78,030)	AXA SA, ADR	(1,871,159)
(1,027,431)	Banco Santander SA, ADR	(10,705,831)
(681,213)	Bank of America Corp.	(10,470,244)
(10,022,000)	Bank of China, Ltd., Class H	(4,487,038)
(6,404,000)	Bank of Communications Co., Ltd., Class H	(4,420,598)
(411,102)	Barclays PLC, ADR	(6,006,200)
(155,000)	BB&T Corp.	(6,111,650)
(658,335)	CBIZ, Inc.	(5,944,765)
(8,338,000)	China CITIC Bank Corp., Ltd., Class H	(5,056,333)
(6,054,000)	China Construction Bank Corp., Class H	(4,577,369)
(2,299,000)	China Merchants Bank Co., Ltd., Class H	(4,532,504)
(246,308)	Citigroup, Inc.	(11,601,107)
(11,850)	Conwert Immobilien Invest SE	(140,697)
(18,198)	Deutsche Bank AG	(640,206)
(192,983)	Encore Capital Group, Inc.	(8,765,288)
(320,000)	Erste Group Bank AG	(10,349,719)
(13,197)	Forest City Enterprises, Inc., Class A	(262,224)
(184,165)	Forestar Group, Inc.	(3,515,710)
(107,209)	FXCM, Inc., Class A	(1,603,847)
(262,430)	Gain Capital Holdings, Inc.	(2,065,324)
(1,338,909)	Grupo Financiero Banorte SAB de CV, Class O	(9,575,209)
(7,063)	Health Care REIT, Inc.	(442,638)
(6,837,000)	Industrial & Commercial Bank of China, Ltd., Class H	(4,322,525)
(51,107)	iStar Financial, Inc., REIT	(765,583)
(4,376)	KeyCorp	(62,708)
(543)	Leucadia National Corp.	(14,237)
(229,312)	Meadowbrook Insurance Group, Inc.	(1,648,753)
(1)	MetLife, Inc.	(56)
(9,747)	MGIC Investment Corp.	(90,062)
(718,000)	Nordea Bank AB	(10,133,487)
(15,416)	OFG Bancorp	(283,809)
(520,500)	OTP Bank PLC	(10,006,004)
(5,704)	Outerwall ,Inc.	(338,532)
(6,528)	Portfolio Recovery Associates, Inc.	(388,612)
(19,019)	Radian Group, Inc.	(281,671)
(11,448)	Ramco-Gershenson Properties Trust REIT	(190,266)
(73,200)	Royal Bank of Canada	(5,228,676)
(376,000)	Swedbank AB, Class A	(9,971,818)
(6,701)	Walter Investment Management Corp. REIT	(199,556)
(101,700)	Wells Fargo & Co.	(5,345,352)
(11,208)	Wintrust Financial Corp.	(515,568)
(7,130)	World Acceptance Corp.	(541,595)
		(171,394,889)
Healthcare - (0.5)%
(305,100)	Accuray, Inc.	(2,684,880)
(10,107)	Alere, Inc.	(378,204)
(22,130)	Allscripts Healthcare Solutions, Inc.	(355,186)
(120,732)	AMAG Pharmaceuticals, Inc.	(2,501,567)
(8,939)	Cubist Pharmaceuticals, Inc.	(624,121)
(11,025)	HealthSouth Corp.	(395,467)
(879)	Illumina, Inc.	(156,937)
(6,971)	Incyte Corp., Ltd.	(393,443)
(5,956)	Omnicare, Inc.	(396,491)
(11,471)	The Medicines Co.	(333,347)
(83,390)	Theravance, Inc.	(2,483,354)
(18,000)	Vivus, Inc.	(95,760)
(35,700)	Volcano Corp.	(628,677)
(10,497)	Wright Medical Group, Inc.	(329,606)
		(11,757,040)
Industrial - (5.3)%
(22,320)	AAR Corp.	(615,139)
(10,400)	Aecon Group, Inc.	(165,203)
(15,122)	Aegean Marine Petroleum Network, Inc.	(152,581)
(165,000)	Altra Industrial Motion Corp.	(6,004,350)
(259,100)	Atlas Copco AB, Class A	(7,488,114)
(20,270)	Briggs & Stratton Corp.	(414,724)
(23,370)	Bristow Group, Inc.	(1,884,089)
(54,424)	Caterpillar, Inc.	(5,914,256)
(40,570)	Cemex SAB de CV, ADR	(536,741)
(135,750)	Colfax Corp.	(10,118,805)
(8,089)	Deere & Co.	(732,459)
(137,800)	Donaldson Co., Inc.	(5,831,696)
(90,407)	Eaton Corp. PLC	(6,977,612)
(123,775)	Emerson Electric Co.	(8,213,709)
(3,454)	Fluidigm Corp.	(101,548)
(89,425)	Fluor Corp.	(6,876,783)
(15,301)	General Cable Corp.	(392,624)
(274,900)	General Electric Co.	(7,224,372)
(64,042)	GrafTech International, Ltd.	(669,879)
(77,950)	Greif, Inc., Class A	(4,252,952)
(212,931)	Griffon Corp.	(2,640,344)
(8,881)	Jacobs Engineering Group, Inc.	(473,180)
(5,202)	Joy Global, Inc.	(320,339)
(132,531)	Kaman Corp.	(5,663,050)
(11,102)	Koninklijke Philips NV, ADR	(352,600)
(82,384)	Layne Christensen Co.	(1,095,707)
(4,169)	Lindsay Corp.	(352,155)
(3,901)	Lockheed Martin Corp.	(627,008)
(21,733)	MasTec, Inc.	(669,811)
(20,005)	PHH Corp.	(459,715)
(404,700)	Sandvik AB	(5,530,021)
(272,300)	SKF AB, Class B	(6,948,560)
(51,299)	Smith & Wesson Holding Corp.	(745,887)
(13,593)	Sturm Ruger & Co., Inc.	(802,123)
(18,476)	Trex Co., Inc.	(532,478)
(195,464)	TTM Technologies, Inc.	(1,602,805)
(67,488)	UTi Worldwide, Inc.	(697,826)
(36,600)	Valmont Industries, Inc.	(5,561,370)
(186,875)	Vishay Intertechnology, Inc.	(2,894,694)
(63,000)	Wartsila OYJ Abp	(3,124,552)
		(115,661,861)
Information Technology - (3.1)%
(19,464)	ACI Worldwide, Inc.	(1,086,675)
(41,050)	Akamai Technologies, Inc.	(2,506,513)
(29,325)	Alliance Data Systems Corp.	(8,247,656)
(94,250)	Autodesk, Inc.	(5,313,815)
(9,782)	Bottomline Technologies (de), Inc.	(292,678)
(45,170)	Castlight Health, Inc., Class B	(686,584)
(25,373)	CGI Group, Inc., Class A	(900,234)
(13,106)	Check Point Software Technologies, Ltd.	(878,495)
(157,679)	Ciena Corp.	(3,415,327)
(62,163)	Cornerstone OnDemand, Inc.	(2,860,741)
(30,077)	Corning, Inc.	(660,190)
(8,180)	Diebold, Inc.	(328,591)
(46,173)	Ebix, Inc.	(660,736)
(241,773)	GT Advanced Technologies, Inc.	(4,496,978)
(3,901)	International Business Machines Corp.	(707,134)
(5,980)	j2 Global, Inc.	(304,143)
(7,957)	Lam Research Corp.	(537,734)
(15,946)	Lexmark International, Inc., Class A	(767,959)
(66,150)	LivePerson, Inc.	(671,423)
(11,102)	Manhattan Associates, Inc.	(382,242)
(5,634)	Medidata Solutions, Inc.	(241,192)
(167,600)	Mentor Graphics Corp.	(3,615,132)
(10,904)	Microchip Technology, Inc.	(532,224)
(9,130)	Micron Technology, Inc.	(300,834)
(6,624)	MTS Systems Corp.	(448,842)
(38,796)	Omnivision Technologies, Inc.	(852,736)
(924,900)	Photronics, Inc.	(7,954,140)
(6,440)	Proofpoint, Inc.	(241,242)
(25,639)	Qlik Technologies, Inc.	(579,954)
(1,879,315)	Quantum Corp.	(2,292,764)
(200)	Radisys Corp.	(698)
(176,361)	Rudolph Technologies, Inc.	(1,742,447)
(5,161)	SanDisk Corp.	(538,963)
(73,300)	SAP AG, ADR	(5,644,100)
(3,153)	ServiceNow, Inc.	(195,360)
(24,852)	Spansion, Inc., Class A	(523,632)
(26,704)	SunEdison, Inc.	(603,510)
(4,441)	Tableau Software, Inc., Class A	(316,777)
(207,464)	Take-Two Interactive Software, Inc.	(4,613,999)
(8,669)	VeriSign, Inc.	(423,134)
(4,441)	VMware, Inc., Class A	(429,933)
(4,184)	Workday, Inc., Class A	(375,974)
		(68,173,435)
Materials - (1.5)%
(20,399)	ArcelorMittal, ADR	(304,557)
(6,108)	Atlas Iron, Ltd.	(3,629)
(87,214)	B2Gold Corp.	(254,665)
(114,925)	BHP Billiton, Ltd., ADR	(7,866,616)
(11,578)	H.B. Fuller Co.	(556,902)
(261,959)	Horsehead Holding Corp.	(4,783,371)
(10,253)	Kaiser Aluminum Corp.	(747,136)
(877,621)	Mexichem SAB de CV	(3,635,361)
(147,750)	Rio Tinto PLC, ADR	(8,019,870)
(718)	Sesa Sterlite, Ltd., ADR	(13,901)
(159,881)	Silver Standard Resources, Inc.	(1,384,569)
(46,358)	Stillwater Mining Co.	(813,583)
(73,600)	The Dow Chemical Co.	(3,787,456)
(16,256)	United States Steel Corp.	(423,306)
		(32,594,922)
Telecommunication Services - (1.4)%
(39,413)	Aerohive Networks, Inc.	(323,975)
(38,000)	Alaska Communications Systems Group, Inc.	(68,400)
(59,212)	Alcatel-Lucent	(211,454)
(177,638)	Blucora, Inc.	(3,352,029)
(122,127)	Dealertrack Technologies, Inc.	(5,537,238)
(4,840)	HomeAway, Inc.	(168,529)
(153,131)	Infinera Corp.	(1,408,805)
(13,877)	InterDigital, Inc.	(663,321)
(33,461)	Iridium Communications, Inc.	(283,080)
(29,125)	Marketo, Inc.	(846,955)
(190,989)	ModusLink Global Solutions, Inc.	(714,299)
(123,628)	Move, Inc.	(1,828,458)
(1,146)	Palo Alto Networks, Inc.	(96,092)
(3,219)	Qihoo 360 Technology Co., Ltd., ADR	(296,277)
(2,000)	Radio One, Inc.	(9,860)
(37,379)	RetailMeNot, Inc.	(994,655)
(9,579)	Shutterfly, Inc.	(412,472)
(1,348)	SINA Corp.	(67,090)
(12,266)	SouFun Holdings, Ltd., ADR	(120,084)
(3,372)	Time Warner, Inc.	(236,883)
(421)	Time, Inc.	(10,197)
(7,519)	Vipshop Holdings, Ltd., ADR	(1,411,617)
(112,200)	Web.com Group, Inc.	(3,239,214)
(35,765)	WebMD Health Corp.	(1,727,449)
(153,249)	Yahoo!, Inc.	(5,383,637)
(7,350)	Yandex NV, Class A	(261,954)
		(29,674,024)
Total Common Stock
(Proceeds $(598,048,864))		(602,043,879)

Investment Companies - (1.4)%
(259,703)	iShares Russell 2000 ETF (Cost $30,569,797)	(30,855,314)
Total Short Positions - (29.0)%
(Proceeds $(628,618,661))		$(632,899,193)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
JUNE 30, 2014

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.8)%
Call Options Written - (0.6)%
(325)	Abbott Laboratories	$42.00	01/14	$(43,550)
(507)	Accenture PLC	87.50	01/14	(83,655)
(310)	American Express Co.	97.50	01/14	(115,475)
(1,036)	American International Group, Inc.	60.00	01/14	(136,752)
(258)	Apple, Inc.	95.00	01/14	(149,640)
(258)	Apple, Inc.	89.29	01/14	(219,300)
(50)	Arch Coal, Inc.	5.00	07/14	(50)
(736)	Bed Bath & Beyond, Inc.	75.00	01/14	(18,400)
(971)	Berkshire Hathaway, Inc., Class B	125.00	01/14	(609,302)
(614)	CarMax, Inc.	50.00	01/14	(305,158)
(28)	Chipotle Mexican Grill	580.00	01/14	(156,520)
(572)	Coach, Inc.	62.50	01/14	(572)
(1,676)	Corning, Inc.	22.00	01/14	(221,232)
(658)	CVS Caremark Corp.	75.00	01/14	(248,395)
(591)	DIRECTV	77.50	01/14	(591,000)
(599)	Expeditors International of Washington, Inc.	47.50	01/14	(80,865)
(135)	Gastar Exploration, Inc.	7.50	09/14	(21,263)
(1,358)	General Motors Co.	45.00	01/14	(40,740)
(25)	Google, Inc., Class A	1,230.00	01/14	(111,125)
(2,254)	Hertz Global Holdings, Inc.	30.00	01/14	(490,245)
(941)	Kohl's Corp.	62.50	01/14	(61,165)
(2,726)	Sinclair Broadcast Group, Inc., Class A	40.00	12/14	(477,050)
(7,578)	SPDR S&P 500 ETF Trust	192.00	01/14	(6,933,870)
(714)	Target Corp.	67.50	01/14	(24,990)
(1,234)	The Bank of New York Mellon Corp.	40.00	01/14	(111,060)
(340)	The Boeing Co.	150.00	01/14	(30,600)
(551)	The Coca-Cola Co.	45.00	01/14	(32,509)
(285)	The Walt Disney Co.	85.00	01/14	(153,900)
(160)	United Parcel Service, Inc., Class B	110.00	01/14	(20,160)
(941)	Walgreen Co.	65.00	01/14	(1,052,979)
(606)	Wal-Mart Stores, Inc.	85.00	01/14	(14,544)
(11)	Walter Energy, Inc.	7.00	09/14	(264)
(10)	Walter Energy, Inc.	6.00	09/14	(540)
(817)	Wells Fargo & Co.	50.00	01/14	(302,290)
(491)	Whole Foods Market, Inc.	60.00	01/14	(14,239)
Total Call Options Written
(Premiums Received $(9,780,162))				(12,873,399)

Put Options Written - (0.2)%
(325)	Abbott Laboratories	35.00	01/14	(16,250)
(507)	Accenture PLC	72.50	01/14	(95,063)
(310)	American Express Co.	80.00	01/14	(33,480)
(1,036)	American International Group, Inc.	45.00	01/14	(71,484)
(735)	Apple, Inc.	70.00	01/14	(41,160)
(2,386)	Bank of America Corp.	15.00	01/14	(206,389)
(736)	Bed Bath & Beyond, Inc.	60.00	01/14	(382,720)
(971)	Berkshire Hathaway, Inc., Class B	105.00	01/14	(66,999)
(614)	CarMax, Inc.	40.00	01/14	(33,770)
(58)	Chipotle Mexican Grill	490.00	01/14	(82,070)
(572)	Coach, Inc.	45.00	01/14	(652,080)
(1,676)	Corning, Inc.	15.00	01/14	(15,084)
(658)	CVS Caremark Corp.	62.50	01/14	(40,467)
(591)	DIRECTV	62.50	01/14	(29,550)
(285)	DIRECTV	82.50	01/14	(156,750)
(599)	Expeditors International of Washington, Inc.	37.50	01/14	(44,925)
(1,358)	General Motors Co.	35.00	01/14	(285,180)
(25)	Google, Inc., Class A	1,010.00	01/14	(53,375)
(2,254)	Hertz Global Holdings, Inc.	22.00	01/14	(180,320)
(832)	JPMorgan Chase & Co.	52.50	01/14	(123,968)
(941)	Kohl's Corp.	45.00	01/14	(110,567)
(1,966)	Microsoft Corp.	37.00	01/14	(182,838)
(153)	National Oilwell Varco, Inc.	72.50	01/14	(12,623)
(256)	QUALCOMM, Inc.	65.00	01/14	(18,944)
(21,945)	Sirius XM Holdings, Inc.	3.50	01/14	(570,570)
(11,240)	SPDR S&P 500 ETF Trust	146.00	01/14	(595,720)
(218)	Stanley Black & Decker, Inc.	70.00	01/14	(20,710)
(714)	Target Corp.	55.00	01/14	(151,011)
(1,234)	The Bank of New York Mellon Corp.	30.00	01/14	(41,339)
(340)	The Boeing Co.	125.00	01/14	(229,500)
(551)	The Coca-Cola Co.	35.00	01/14	(12,673)
(285)	The Walt Disney Co.	65.00	01/14	(15,960)
(160)	United Parcel Service, Inc., Class B	90.00	01/14	(17,920)
(552)	USG Corp.	27.00	01/14	(88,320)
(941)	Walgreen Co.	52.50	01/14	(34,817)
(606)	Wal-Mart Stores, Inc.	70.00	01/14	(78,780)
(817)	Wells Fargo & Co.	40.00	01/14	(20,425)
(491)	Whole Foods Market, Inc.	37.50	01/14	(144,354)
Total Put Options Written
(Premiums Received $(10,396,331))				(4,958,155)
Total Written Options - (0.8)%
(Premiums Received $(20,176,493))				$(17,831,554)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
JUNE 30, 2014

ADR	American Depositary Receipt
BKNT	Bank Note
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Subject to call option written by the Fund.
(d)	Subject to put option written by the Fund.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $207,208,768 or 9.5% of net assets.
(f)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $9,972,447 or 0.5% of net assets.
(g)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2014.
(h)	Variable rate security. Rate presented is as of June 30, 2014.
(i)	Security is currently in default and is on scheduled interest or principal payment.
(j)	Zero coupon bond. Interest rate presented is yield to maturity.
(k)	Rate presented is yield to maturity.
(l)
Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

At June 30, 2014, the Fund held the following credit default swap agreements:
AFA
Counterparty	Reference Entity / Obligation	Buy / Sell Protection	Pay/ Receive Rate	Termination Date	Credit Spread as of 06/30/14 (1)	Notional Amount	Net Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Alcoa Inc, 5.72%, 02/23/19	Buy	1.00%	09/20/19	1.41%	$5,000,000	$7,634
Goldman Sachs & Co.	Carnival Corp., 6.65%, 01/15/28	Buy	1.00	09/20/19	0.64	5,000,000	(11,870)
Barclays	INDEX CDX HY CDS	Sell	5.00	06/20/17	1.96	(980,000)	131,526
Barclays	Nordstrom, Inc., 6.95%, 03/15/28	Buy	1.00	09/20/19	0.56	5,000,000	(9,583)
Goldman Sachs & Co.	Ryder System, Inc., 6.95%, 12/01/25	Buy	1.00	09/20/19	0.61	5,000,000	(14,764)

The notional amounts are equal to the potential payment that the Fund could be required to make as a seller of credit protection.
The Fund enters contracts to sell protection to create a long credit position. Credit events that could require payment are bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

At June 30, 2014, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
3	U.S. 10-year Note Future	10/04/14	$375,517	$(1)
7	U.S. 5-year Note Future	10/03/14	837,640	(1,413)
6	U.S. Ultra Bond Future	10/04/14	897,260	2,365
(800)	Euro FX Currency Future	09/21/14	(135,311,800)	(1,668,200)
(4,000)	Russell 2000 Mini Future	09/23/14	(464,430,000)	(11,690,000)
(5,100)	S&P 500 Index E-mini Future	09/23/14	(490,403,250)	(7,484,250)
(100)	U.S. 10-year Note Future	10/04/14	(12,564,387)	47,199
(350)	U.S. 5-year Note Future	10/03/14	(41,947,570)	136,242
			$(1,142,546,590)	$(20,658,058)
AF
As of June 30, 2014, the Fund had the following forward currency contracts outstanding:
Contracts to Purchase		Settlement Date	Settlement Value	Net Unrealized Depreciation
50,000	European Union Euro	09/17/14	$(68,073)	$413
215,000	European Union Euro	09/17/14	(297,722)	(3,233)
12,556,644	Mexican Peso	07/01/14	(966,958)	911
				$(1,909)

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$451,681,668
Gross Unrealized Depreciation	(65,529,280)
Net Unrealized Appreciation	$386,152,388

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2014.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$134,002,336	$-	$-	$134,002,336
Consumer Staples	174,743,738	-	-	174,743,738
Energy	64,786,639	-	-	64,786,639
Financial	129,114,492	-	-	129,114,492
Healthcare	48,356,927	-	-	48,356,927
Industrial	47,062,245	-	-	47,062,245
Information Technology	93,168,405	-	-	93,168,405
Materials	39,900,149	-	-	39,900,149
Telecommunication Services	63,332,744	-	-	63,332,744
Utilities	122,113	-	-	122,113
Preferred Stock
Consumer Staples	2,042,638	622,701	-	2,665,339
Energy	3,444,121	1,938,784	-	5,382,905
Financial	6,295,139	1,508,888	-	7,804,027
Healthcare	752,994	1,181,513	-	1,934,507
Industrial	447,434	-	-	447,434
Information Technology	11,775,450	-	-	11,775,450
Materials	-	441,887	-	441,887
Telecommunication Services	380,321	-	-	380,321
Utilities	705,846	-	-	705,846
Asset Backed Obligations	-	144,795,765	3,823,847	148,619,612
Corporate Convertible Bonds	-	374,947,346	4,900,000	379,847,346
Corporate Non-Convertible Bonds	-	82,967,058	1,248,600	84,215,658
Exchange Traded Notes	259,120	-	-	259,120
Interest Only Bonds	-	3,395,259	-	3,395,259
Municipal Bonds	-	10,699,214	-	10,699,214
Municipal Demand Notes	-	1,301,700	-	1,301,700
Syndicated Loans	-	16,284,476	-	16,284,476
U.S. Government & Agency Obligations	-	19,913,487	-	19,913,487
Rights	11,250	-	-	11,250
Investment Companies	222,011,972	-	-	222,011,972
Commercial Paper	-	324,892	-	324,892
Purchased Options	15,654,046	17,638	-	15,671,684
Total Investments At Value	$1,058,370,119	$660,340,608	$9,972,447	$1,728,683,174

Other Financial Instruments**
Credit Default Swaps	-	138,890	-	138,890
Futures	185,806	-	-	185,806
Forward Currency Contracts	-	1,324	-	1,324
Total Other Financial Instruments**	$185,806	$140,214	$-	$326,020
Total Assets	$1,058,555,925	$660,480,822	$9,972,447	$1,729,009,194

Liabilities
Securities Sold Short
Common Stock	(602,043,879)	-	-	(602,043,879)
Investment Companies	(30,855,314)	-	-	(30,855,314)
Total Securities Sold Short	$(632,899,193)	$-	$-	$(632,899,193)
Other Financial Instruments**
Written Options	(17,830,932)	(622)	-	(17,831,554)
Credit Default Swaps	-	(36,217)	-	(36,217)
Futures	(20,843,864)	-	-	(20,843,864)
Forward Currency Contracts	-	(3,233)	-	(3,233)
Total Other Financial Instruments	$(38,674,796)	$(40,072)	$-	$(38,714,868)
Total Liabilities	$(671,573,989)	$(40,072)	$-	$(671,614,061)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Asset Backed	Corporate		Corporate Non-
	Obligations	Convertible Bonds		Convertible Bonds
Balance as of 03/31/14	$4,636,774	$6,927,200		$-
Accrued Accretion / (Amortization)	3,645	3,906		-
Realized Gain /	16,380	-		-
(Loss)
Change in Unrealized Appreciation /	31,279	(162,356)		64,572
(Depreciation)
Purchases	159,766	-		1,184,028
Sales	-	-		-
Paydowns	(159,314)	-		-
Transfers In / (Out)	(864,683)	(1,868,750)		-
Balance as of 06/30/14	$3,823,847	$4,900,000	$
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/14	$52,242	$(7,278)		$64,572

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category. The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended June 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

	Security
Shares	Description			Value
Long Positions - 71.3%
Equity Securities - 50.6%
Common Stock - 50.6%
Consumer Discretionary - 10.8%
37,360	American Eagle Outfitters, Inc.			$419,179
7,705	Buffalo Wild Wings, Inc. (a)(b)			1,276,795
12,842	Bunge, Ltd.			971,369
8,233	DSW, Inc., Class A (b)			230,030
3,346	Express, Inc. (a)			56,982
16,109	Gaming and Leisure Properties, Inc. REIT (b)			547,223
1,773	Hanesbrands, Inc. (b)			174,534
31,104	Isle of Capri Casinos, Inc. (a)(b)			266,250
15,177	Jack in the Box, Inc.			908,192
12,842	Lithia Motors, Inc., Class A (b)			1,208,047
107,409	Luby's, Inc. (a)			631,565
5,554	Mattress Firm Holding Corp. (a)(b)			265,203
62,256	Office Depot, Inc. (a)(b)			354,237
1,822	TIBCO Software, Inc. (a)			36,750
15,644	Tractor Supply Co. (b)			944,898
24,517	Vitamin Shoppe, Inc. (a)(b)			1,054,721
				9,345,975
Consumer Staples - 6.4%
5,378	Alere, Inc. (a)(b)			201,245
23,350	Calavo Growers, Inc.			789,931
32,832	Diamond Foods, Inc. (a)(b)			925,862
1,776	Inogen, Inc. (a)			40,067
34,218	Phibro Animal Health Corp., Class A (a)			751,085
7,497	The ADT Corp. (b)			261,945
18,199	TravelCenters of America, LLC (a)			161,607
29,187	Tyson Foods, Inc., Class A (b)			1,095,680
42,030	Zoetis, Inc. (b)			1,356,308
				5,583,730
Energy - 10.7%
16,269	Crestwood Equity Partners LP (b)			241,920
16,989	Crestwood Midstream Partners LP (b)			374,947
32,900	Kodiak Oil & Gas Corp. (a)(b)			478,695
867	NextEra Energy Partners LP (a)			29,053
6,926	NuStar Energy LP (b)			429,481
20,000	NuStar GP Holdings, LLC (b)			782,200
22,749	QEP Midstream Partners LP (b)			585,787
29,028	QEP Resources, Inc. (b)			1,001,466
23,830	Rose Rock Midstream LP (b)			1,302,071
23,996	SemGroup Corp., Class A (b)			1,892,085
5,000	Southcross Energy Partners LP (b)			115,000
10,173	Summit Midstream Partners LP (b)			517,297
10,647	Susser Petroleum Partners LP (b)			499,664
12,023	Tallgrass Energy Partners LP (b)			466,493
11,488	Valero Energy Partners LP (b)			577,961
				9,294,120
Financial - 5.4%
163,445	Coventree, Inc. (a)(c)			-
348,921	Gramercy Property Trust, Inc. REIT (b)			2,110,972
17,195	NorthStar Asset Management Corp., Inc. (a)			304,351
96,137	NorthStar Realty Finance Corp. REIT (b)			1,670,861
2,970	Rayonier, Inc. REIT (b)			105,584
18,129	Starwood Waypoint Residential Trust REIT (a)(b)			475,161
				4,666,929
Industrial - 6.4%
49,035	Briggs & Stratton Corp.			1,003,256
64,037	Darling Ingredients, Inc. (a)(b)			1,338,373
15,297	Global Brass & Copper Holdings, Inc. (b)			258,519
42,810	Great Lakes Dredge & Dock Corp. (a)(b)			342,052
3,872	ITT Corp. (b)			186,243
867	KBR, Inc. (b)			20,678
16,963	Quality Distribution, Inc. (a)(b)			252,070
40,862	Trimble Navigation, Ltd. (a)(b)			1,509,851
2,825	Triumph Group, Inc. (b)			197,242
14,493	Tutor Perini Corp. (a)(b)			460,008
				5,568,292
Information Technology - 1.3%
3,197	Apple, Inc. (b)			297,097
16,019	FormFactor, Inc. (a)(b)			133,278
6,240	NCR Corp. (a)(b)			218,962
5,674	Skyworks Solutions, Inc. (b)			266,451
4,255	Verint Systems, Inc. (a)(b)			208,708
				1,124,496
Materials - 7.0%
4,436	CF Industries Holdings, Inc. (b)			1,066,991
9,689	Constellium NV, Class A (a)(b)			310,629
14,010	E.I. du Pont de Nemours & Co. (b)			916,814
12,842	FMC Corp.			914,222
9,340	Monsanto Co. (b)			1,165,072
31,522	Potash Corp. of Saskatchewan, Inc.			1,196,575
146	Rayonier Advanced Materials, Inc. (a)			5,658
213,712	Rentech, Inc. (a)(b)			553,514
				6,129,475
Telecommunication Services - 1.5%
5,153	Blucora, Inc. (a)(b)			97,237
2,639	CBS Outdoor Americas, Inc. (b)			86,242
11,298	CommScope Holding Co., Inc. (a)(b)			261,323
35,250	Extreme Networks, Inc. (a)(b)			156,510
3,665	FTD Cos., Inc. (a)(b)			116,510
16,674	News Corp., Class A (a)(b)			299,132
8,114	Telephone & Data Systems, Inc. (b)			211,857
6,359	Vitacost.com, Inc. (a)(b)			39,807
3,535	World Wrestling Entertainment, Inc., Class A (b)			42,173
				1,310,791
Utilities - 1.1%
14,335	PBF Logistics LP (a)(b)			394,499
8,524	Western Gas Equity Partners LP (b)			534,455
				928,954
Total Common Stock
(Cost $36,208,528)				43,952,762
Total Equity Securities
(Cost $36,208,528)				43,952,762

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 0.6%
Corporate Non-Convertible Bonds - 0.6%
Energy - 0.6%
$471,000	Alon Refining Krotz Springs, Inc. (Cost $471,000)	13.50%	10/15/14	473,378

Syndicated Loans - 0.0%
2,319,942	Cinram International, Inc. (c)(d) (Cost $1,536,024)	10.25	12/31/49	19,772
Total Fixed Income Securities
(Cost $2,007,024)				493,150

	Security	Strike
Shares	Description	Price	Exp. Date	Value
Warrants - 1.9%
594,428	Kinder Morgan, Inc. (a)(b) (Cost $885,341)	$100.00	05/14	1,652,510

	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 18.2%
Commercial Paper (e) - 18.2%
$1,000,000	Agrium, Inc.	0.30%	08/26/14	999,533
1,000,000	Conagra Foods, Inc.	0.40	07/21/14	999,778
1,308,000	Enbridge Energy Partners	0.27	07/22/14	1,307,794
1,000,000	Enetergy Corp.	0.60	07/17/14	999,733
1,000,000	Marriott International	0.32	07/04/14	999,974
1,000,000	Molson Coors Brewing Co.	0.33	07/16/14	999,863
1,000,000	Mondelez International	0.30	07/21/14	999,833
1,250,000	Newell Rubbermaid, Inc.	0.45	07/10/14	1,249,859
1,000,000	Noble Corp. PLC	0.33	07/28/14	999,753
1,000,000	Pearson Holdings	0.31	07/25/14	999,793
1,000,000	Time Warner Cable, Inc.	0.28	07/01/14	1,000,000
1,000,000	TransCanada America INV, Ltd.	0.27	08/25/14	999,588
1,000,000	VF Corp.	0.24	08/18/14	999,680
1,000,000	Weatherford International, Ltd.	0.84	07/16/14	999,650
1,250,000	Wyndham Worldwide Corp.	0.52	07/01/14	1,250,000
Total Commercial Paper
(Cost $15,804,831)				15,804,831
Total Short-Term Investments
(Cost $15,804,831)				15,804,831

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 0.0%
Put Options Purchased - 0.0%
61	Omnivision Technologies, Inc. (Cost $10,450)	$17.00	09/14	1,525
Total Purchased Options
(Premiums Paid $10,450)				1,525
Total Long Positions - 71.3%
(Cost $54,916,174)*				$61,904,778
Total Short Positions - (24.1)%
(Proceeds $(20,720,507))*				(20,915,587)
Other Assets & Liabilities, Net – 52.8%				45,860,151
Net Assets – 100.0%				$86,849,342

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
JUNE 30, 2014

	Security
Shares	Description	Value
Short Positions - (24.1)%
Common Stock - (17.0)%
Consumer Discretionary - (4.2)%
(7,472)	Bob Evans Farms, Inc.	$(373,974)
(424)	Chemed Corp.	(39,737)
(1,746)	Chuy's Holdings, Inc.	(63,380)
(1,737)	Cooper Tire & Rubber Co.	(52,110)
(46,700)	Denny's Corp.	(304,484)
(1,299)	Dolby Laboratories, Inc., Class A	(56,117)
(1,127)	Dorman Products, Inc.	(55,584)
(535)	FactSet Research Systems, Inc.	(64,350)
(28,072)	Fox Factory Holding Corp.	(493,786)
(886)	Genesco, Inc.	(72,767)
(968)	HNI Corp.	(37,858)
(1,844)	iRobot Corp.	(75,512)
(646)	Las Vegas Sands Corp.	(49,238)
(2,533)	La-Z-Boy, Inc.	(58,690)
(655)	Mattress Firm Holding Corp.	(31,276)
(11,675)	Noodles & Co.	(401,503)
(3,336)	Panera Bread Co., Class A	(499,833)
(1,347)	PetSmart, Inc.	(80,551)
(2,252)	Sears Holdings Corp.	(89,990)
(1,386)	The Buckle, Inc.	(61,483)
(896)	The Childrens Place Retail Stores, Inc.	(44,469)
(3,291)	The Pantry, Inc.	(53,314)
(42,030)	The Wendy's Co.	(358,516)
(1,586)	United Stationers, Inc.	(65,771)
(1,846)	Vera Bradley, Inc.	(40,372)
(1,056)	Vitamin Shoppe, Inc.	(45,429)
(254)	Wynn Resorts, Ltd.	(52,720)
		(3,622,814)
Consumer Staples - (7.2)%
(1,994)	Amedisys, Inc.	(33,380)
(28,020)	Amira Nature Foods, Ltd.	(383,594)
(7,005)	Campbell Soup Co.	(320,899)
(9,340)	Dr. Pepper Snapple Group, Inc.	(547,137)
(3,528)	ExamWorks Group, Inc.	(111,943)
(29,187)	Fairway Group Holdings Corp.	(194,094)
(3,721)	Healthways, Inc.	(65,266)
(7,939)	Hormel Foods Corp.	(391,790)
(2,678)	LifeLock, Inc.	(37,385)
(5,604)	PepsiCo, Inc.	(500,661)
(18,680)	Pilgrim's Pride Corp.	(511,085)
(6,304)	Sanderson Farms, Inc.	(612,749)
(11,675)	SodaStream International, Ltd.	(392,280)
(8,172)	The Andersons, Inc.	(421,512)
(24,517)	The Chefs' Warehouse, Inc.	(484,701)
(8,873)	The Fresh Market, Inc.	(296,979)
(7,939)	The Scotts Miracle-Gro Co., Class A	(451,411)
(5,837)	TreeHouse Foods, Inc.	(467,369)
		(6,224,235)
Energy - (0.3)%
(25,218)	Renewable Energy Group, Inc.	(289,250)

Financial - (0.3)%
(2,500)	Altisource Residential Corp. REIT	(65,075)
(1,449)	Amtrust Financial Services, Inc.	(60,583)
(2,725)	Green Dot Corp., Class A	(51,720)
(559)	Outerwall ,Inc.	(33,177)
(698)	World Acceptance Corp.	(53,020)
		(263,575)
Industrial - (2.1)%
(1,981)	Briggs & Stratton Corp.	(40,531)
(45,180)	Capstone Turbine Corp.	(68,222)
(657)	Caterpillar, Inc.	(71,396)
(5,930)	Deere & Co.	(536,961)
(6,296)	GrafTech International, Ltd.	(65,856)
(510)	Joy Global, Inc.	(31,406)
(408)	Lindsay Corp.	(34,464)
(2,130)	MasTec, Inc.	(65,647)
(7,937)	Raven Industries, Inc.	(263,032)
(5,003)	Smith & Wesson Holding Corp.	(72,744)
(1,333)	Sturm Ruger & Co., Inc.	(78,660)
(1,813)	Trex Co., Inc.	(52,251)
(3,035)	Valmont Industries, Inc.	(461,168)
		(1,842,338)
Information Technology - (0.9)%
(1,905)	ACI Worldwide, Inc.	(106,356)
(4,432)	Castlight Health, Inc., Class B	(67,366)
(2,494)	CGI Group, Inc., Class A	(88,487)
(1,286)	Check Point Software Technologies, Ltd.	(86,201)
(794)	Diebold, Inc.	(31,895)
(4,536)	Ebix, Inc.	(64,910)
(1,555)	Lexmark International, Inc., Class A	(74,889)
(6,982)	LivePerson, Inc.	(70,867)
(651)	MTS Systems Corp.	(44,112)
(3,808)	OmniVision Technologies, Inc.	(83,700)
(2,524)	Qlik Technologies, Inc.	(57,093)
		(775,876)
Materials - (1.5)%
(3,269)	Agrium, Inc.	(299,539)
(23,350)	American Vanguard Corp.	(308,687)
(5,837)	Compass Minerals International, Inc.	(558,834)
(1,135)	H.B. Fuller Co.	(54,594)
(1,006)	Kaiser Aluminum Corp.	(73,307)
(1,600)	United States Steel Corp.	(41,664)
		(1,336,625)

Telecommunication Services - (0.5)%
(3,875)	Aerohive Networks, Inc.	(31,853)
(2,953)	Corning, Inc.	(64,818)
(2,857)	Marketo, Inc.	(83,082)
(3,666)	RetailMeNot, Inc.	(97,552)
(940)	Shutterfly, Inc.	(40,476)
(1,518)	WebMD Health Corp.	(73,319)
		(391,100)
Total Common Stock
(Proceeds $(15,334,033))		(14,745,813)

Investment Companies - (7.1)%
(8,310)	Consumer Staples Select Sector SPDR Fund	(370,792)
(18,782)	iShares Russell 2000 ETF	(2,231,489)
(10,793)	iShares U.S. Real Estate ETF	(774,830)
(7,770)	SPDR Barclays High Yield Bond ETF	(324,242)
(12,612)	SPDR S&P 500 ETF Trust	(2,468,421)
Total Investment Companies
(Proceeds $(5,386,474))		(6,169,774)
Total Short Positions - (24.1)%
(Proceeds $(20,720,507))		$(20,915,587)

ABSOLUTE OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited)
JUNE 30, 2014

ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $19,772 or 0.0% of net assets.
(d)	Security is currently in default and is on scheduled interest or principal payment.
(e)	Rate presented as yield to maturity.

At June 30, 2014, the Fund held the following credit default swap agreements:
AFA
Counterparty	Reference Entity / Obligation	Pay Rate	Termination Date	Credit Spread as of 06/30/14 (1)	Notional Amount	Net Unrealized Depreciation
Deutsche Bank Alex Brown, Inc.	Carnival Corp., 6.65%, 01/15/28	1.00%	09/20/19	0.64	$10,000,000	$(13,651)
Deutsche Bank Alex Brown, Inc.	Dow Chemical Co., 7.38%, 11/01/29	1.00	09/20/19	0.66	5,000,000	(16,846)
Barclays	Dow Chemical Co., 7.38%, 11/01/29	1.00	12/20/18	0.52	5,000,000	(86,477)
Barclays	Kimco Realty Corp., 6.88%, 10/01/19	1.00	09/20/19	0.67	5,000,000	(2,744)
Deutsche Bank Alex Brown, Inc.	Macy's Retail Holdings, Inc., 7.45%, 07/15/17	1.00	06/20/19	0.66	5,000,000	(18,510)
Barclays	Nordstrom, Inc., 6.95%, 03/15/28	1.00	06/20/19	0.52	5,000,000	(36,223)
Barclays	Nordstrom, Inc., 6.95%, 03/15/28	1.00	09/20/19	0.56	5,000,000	(9,583)
BNP Paribas	Ryder System, Inc., 6.95%, 12/01/25	1.00	09/20/19	0.61	15,000,000	(42,641)
Goldman Sachs & Co.	Ryder System, Inc., 6.95%, 12/01/25	1.00	09/20/19	0.57	5,000,000	(14,765)
Goldman Sachs & Co.	Southwest Airlines Co., 5.13%, 03/01/14	1.00	09/20/19	0.58	15,000,000	(8,623)

At June 30, 2014, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
(175)	Russell 2000 Mini Future	09/23/14	$(20,318,813)	$(511,437)
(150)	S&P 500 Index E-mini Future	09/23/14	(14,423,625)	(220,125)
			$(34,742,438)	$(731,562)
AFA

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,000,731
Gross Unrealized Depreciation	(4,207,207)
Net Unrealized Appreciation	$6,793,524

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2014.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$9,345,975	$-	$-	$9,345,975
Consumer Staples	5,583,730	-	-	5,583,730
Energy	9,294,120	-	-	9,294,120
Financial	4,666,929	-	-	4,666,929
Industrial	5,568,292	-	-	5,568,292
Information Technology	1,124,496	-	-	1,124,496
Materials	6,129,475	-	-	6,129,475
Telecommunication Services	1,310,791	-	-	1,310,791
Utilities	928,954	-	-	928,954
Corporate Non-Convertible Bonds	-	473,378	-	473,378
Syndicated Loans	-	-	19,772	19,772
Warrants	1,652,510	-	-	1,652,510
Commercial Paper	-	15,804,831	-	15,804,831
Purchased Options	1,525	-	-	1,525
Total Investments At Value	$45,606,797	$16,278,209	$19,772	$61,904,778
Total Assets	$45,606,797	$16,278,209	$19,772	$61,904,778

Liabilities
Securities Sold Short
Common Stock	(14,745,813)	-	-	(14,745,813)
Investment Companies	(6,169,774)	-	-	(6,169,774)
Total Securities Sold Short	$(20,915,587)	$-	$-	$(20,915,587)

Liabilities
Other Financial Instruments**
Credit Default Swaps	-	(250,063)	-	(250,063)
Futures	(731,562)	-	-	(731,562)
Total Other Financial Instruments**	$(731,562)	$(250,063)	$-	$(981,625)
Total Liabilities	$(21,647,149)	$(250,063)	$-	$(21,897,212)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Syndicated Loans
Balance as of 03/31/14	$36,962	$-
Change in Unrealized Appreciation / (Depreciation)	(36,962)	-
Transfers In / (Out)	-	19,772
Balance as of 06/30/14	$-	$19,772
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/14	$(36,962)	$(53,221)

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended June 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

		Security
Shares		Description			Value

Common Stock - 72.1%
Australia - 0.9%
125,945		UGL, Ltd. (a)			$812,317

Bermuda - 4.9%
1,384,700		Archer, Ltd. (a)			2,483,220
14,500		Enstar Group, Ltd. (a)			2,185,585
					4,668,805
Canada - 17.2%
6,235		Fairfax Financial Holdings, Ltd.			2,957,951
233,500		FAM Real Estate Investment Trust REIT			1,923,495
647,250		Huntingdon Capital Corp. (b)			7,248,617
252,000		Kinross Gold Corp. (a)			1,043,850
124,733		Lone Pine Resources Canada, Ltd., Class A (a)(c)			70,287
124,733		Lone Pine Resources Canada, Ltd., Common Class (a)(c)			70,287
211,000		Penn West Petroleum, Ltd.			2,060,466
2,651,700		Petromanas Energy, Inc. (a)			844,926
					16,219,879
Chile - 1.9%
17,032,937		Cia Sud Americana de Vapores SA (a)			685,919
616,000		Coca-Cola Embonor SA, B Shares			1,113,894
					1,799,813
Colombia - 2.3%
6,418,800		Petroamerica Oil Corp. (a)			2,195,644

Hong Kong - 5.6%
1,649,000		First Pacific Co., Ltd.			1,842,529
151,510,000		Midland IC&I, Ltd. (a)			840,593
959,000		Value Partners Group, Ltd.			642,187
469,000		Wheelock & Co., Ltd.			1,957,596
					5,282,905
India - 4.0%
145,000		Coal India, Ltd.			928,053
465,285		Dewan Housing Finance Corp., Ltd.			2,805,867
					3,733,920
Indonesia - 4.6%
212,263,800		Panin Financial Tbk PT (a)			4,386,726

Japan - 2.8%
8,300		Fanuc Corp.			1,431,331
15,800		Softbank Corp.			1,176,442
					2,607,773
Jordan - 2.7%
213,328		Arab Bank PLC			2,557,168

Kazakhstan - 2.5%
157,360		KCell JSC, ADR			2,368,268

Malaysia - 3.3%
999,900		Genting Bhd			3,110,869

Mexico - 2.9%
5,500		Coca-Cola Femsa S.A.B. de C.V., ADR			624,910
840,000		Empresas ICA SAB de CV (a)			1,636,814
5,000		Fomento Economico Mexicano S.A.B. de C.V., ADR			468,250
					2,729,974
Norway - 0.8%
63,440		Oslo Bors VPS Holding ASA			765,353

Singapore - 0.5%
2,904,000		K1 Ventures, Ltd.			435,518

Switzerland - 6.7%
30,000		Dufry AG (a)			5,453,315
11,720		Nestle SA			907,943
					6,361,258
United Kingdom - 6.4%
200,000		Aquasition Corp. (a)			2,075,000
340,000		BBA Aviation PLC			1,797,997
255,000		G4S PLC			1,113,711
225,500		Tesco PLC			1,096,786
					6,083,494
United States - 2.1%
75,998		Leucadia National Corp.			1,992,668

Total Common Stock
(Cost $55,541,111)					68,112,352

Preferred Stock - 0.2%
United States - 0.2%
132,573		Earlyshares.com, Inc., Class A (c)(d) (Cost $200,000)			200,000

Shares/		Security
Principal		Description			Value
Private Equity Fund - 7.9%
Brazil - 0.6%
5,000		Nucleo Capital Equity Fund, LLC (a)(e)			580,788

India - 2.7%
$2,000,000		Bharat Investors, LP (a)(b)(f)			2,555,746

United States - 4.6%
$500,000		Brightwood Capital Fund III, LP (a)(c)(g)			510,131
$1,200,000		Brightwood Switch SPV, LP (a)(b)(c)(h)			1,653,964
$2,000,000		Eaglewood Income Fund I, LP (a)(c)(i)			2,158,351
					4,322,446
Total Private Equity Fund
(Cost $6,200,000)					7,458,980
		Security
Principal		Description	Rate	Maturity	Value
Fixed Income Securities - 0.7%
Corporate Non-Convertible Bonds - 0.7%
Canada - 0.5%
$500,000		Huntingdon Real Estate (b)	7.50%	12/31/16	$460,897

Colombia - 0.2%
250,000		Petroamerica Oil Corp.	11.50	04/19/15	234,291
Total Corporate Non-Convertible Bonds
(Cost $742,896)					695,188
		Security
Shares		Description			Value
Rights - 0.0%
4,406,266		Cia Sud Americana de Vapores SA (a) (Cost $0)			-

		Security
Shares		Description	Rate	Maturity	Value
Warrants - 0.4%
249,975		Genting Bhd (a)	7.96%	12/18/18	223,428
14,000		Huntingdon Capital Corp. (a)(b)	9.00	12/31/16	44,084
14,048,000		Panin Financial Tbk PT (a)	130.00	11/20/14	127,978
25		Petroamerica Oil Corp. (a)	0.20	04/23/19	3
Total Warrants
(Cost $113,711)					395,493
		Security
Shares		Description			Value
Investment Companies - 0.5%
23,741		Carlyle GMS Finance, Inc. (a)(c)(j) (Cost $474,194)			467,937

Total Investments - 81.8%
(Cost $63,271,912)*					$77,329,950
Other Assets & Liabilities, Net – 18.2%					17,190,360
Net Assets – 100.0%					$94,520,310
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Affiliate
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $5,130,957 or 5.4% of net assets.
(d)
Private preferred stock purchased on 06/21/13. The preferred shares have the right to receive dividends when, as and if declared by the Board of Trustees. Preferred shares hold rights to convert to shares of Common Stock. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of June 30, 2014.

(e)
Private equity fund purchased on 08/01/12 that invests in a master fund which invests primarily in Brazilian companies. Redemptions may be made on the last business day of each month with three months written notice. No unfunded commitments as of June 30, 2014.

(f)
Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of June 30, 2014.

(g)
Private equity fund purchased on 12/16/13 that invests in secured loans of leveraged companies organized and located in the United States. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of June 30, 2014.

(h)	Private equity fund purchased on 02/21/12 that invests in Switch Communications Group, LLC. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of June 30, 2014.
(i)
Private equity fund purchased on 11/30/12 that invests in consumer loans, primarily those originated by Lending Club Corporation. Redemptions may be made on the last day of each calendar quarter upon 90 days written notice. No unfunded commitments as of June 30, 2014.

(j)
Business development company purchased on 06/05/13 that invests in first lien senior secured and unitranche loans to private U.S. middle market companies that are, in many cases, controlled by private investment firms. Illiquid investment in which redemptions are not accepted.Unfunded commitments of $1,555,840 as of June 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation					$18,244,824
Gross Unrealized Depreciation					(4,186,786)
Net Unrealized Appreciation					$14,058,038

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates were as follows:

	Common Stock	Private Equity Funds		Corporate Bond	Warrant
	Huntingdon Capital Corp.	Bharat Investors, LP	Brightwood Switch SPV, LP	Huntingdon Real Estate	Huntingdon Capital Corp.	Total
Balance 03/31/14
Shares/Principal	647,250	$1,000,000	$1,200,000	$500,000	14,000
Cost	$3,081,062	$1,000,000	$1,200,000	$491,692	$-	$5,772,754
Value	$7,025,780	$1,154,294	$1,442,007	$462,148	$50,846	$10,135,075
Gross Additions
Shares/Principal	-	$1,000,000	-	-	-	$1,000,000
Cost	$-	$1,000,000	$-	$-	$-	$1,000,000
Gross Reductions
Shares/Principal	-	-	-	-	-
Cost	$-	$-	$-	$-	$-	$-
Proceeds	$-	$-	$-	$-	$-	$-
Balance 06/30/14
Shares/Principal	647,250	$2,000,000	$1,200,000	$500,000	14,000
Cost	$3,081,062	$2,000,000	$1,200,000	$491,692	$-	$6,772,754
Value	$7,248,617	$2,555,746	$1,653,964	$460,897	$44,084	$11,963,308
Realized gain	$-	$-	$-	$-	$-	$-
Investment Income	$26,567	$-	$-	$17,572	$-	$44,139

As of June 30, 2014, the Beck, Mack & Oliver Global Fund had the following forward currency contracts outstanding:

Contracts to Sell		Settlement Date	Settlement Value	Net Unrealized Depreciation
(2,709,695)	Canadian Dollars	08/05/14	$2,425,000	$(111,983)
(5,774,123)	Canadian Dollars	08/25/14	5,167,000	(236,591)
(6,090,560)	Canadian Dollars	12/22/14	5,600,000	(82,593)
(1,923,175)	Swiss Franc	12/24/14	2,150,000	(22,395)
(155,856,250)	Chilean Peso	08/04/14	275,000	(5,718)
(474,796)	Pounds Sterling	08/21/14	791,000	(21,218)
(11,859,360,000)	Indonesian Rupiah	07/25/14	930,000	(66,518)
(6,493,830,000)	Indonesian Rupiah	08/25/14	535,000	(8,267)
(10,800,000,000)	Indonesian Rupiah	12/02/14	900,000	10,966
(31,100,103)	Indian Rupee	07/28/14	475,000	(40,247)
(19,322,490)	Indian Rupee	08/25/14	300,000	(18,761)
(79,412,500)	Indian Rupee	09/24/14	1,250,000	(53,202)
(6,224,260)	Mexican Peso	09/05/14	460,000	(17,524)
(5,663,380)	Malaysian Ringgit	08/25/14	1,700,000	(60,451)
(1,487,375)	Norwegian Krone	08/14/14	250,000	7,514
(3,412,864)	Norwegian Krone	09/05/14	560,000	5,043
(3,447,930)	Norwegian Krone	10/28/14	570,000	10,454
				$(711,491)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$812,317	$		$-	$812,317
Bermuda	4,668,805		-	-	4,668,805
Canada	16,079,305		-	140,574	16,219,879
Chile	1,799,813		-	-	1,799,813
Colombia	2,195,644		-	-	2,195,644
Hong Kong	5,282,905		-	-	5,282,905
India	3,733,920		-	-	3,733,920
Indonesia	4,386,726		-	-	4,386,726
Japan	2,607,773		-	-	2,607,773
Jordan	2,557,168		-	-	2,557,168
Kazakhstan	2,368,268		-	-	2,368,268
Malaysia	3,110,869		-	-	3,110,869
Mexico	2,729,974		-	-	2,729,974
Norway	765,353		-	-	765,353
Singapore	435,518		-	-	435,518
Switzerland	6,361,258		-	-	6,361,258
United Kingdom	6,083,494		-	-	6,083,494
United States	1,992,668		-	-	1,992,668
Preferred Stock
United States	-		-	200,000	200,000
Private Equity Fund
Brazil	-		580,788	-	580,788
India	-		2,555,746	-	2,555,746
United States	-		-	4,322,446	4,322,446
Corporate Non-Convertible Bonds	-		695,188	-	695,188
Rights	-		-	-	-
Warrants	395,493		-	-	395,493
Investment Companies	-		-	467,937	467,937
Total Investments At Value	$68,367,271		$3,831,722	$5,130,957	$77,329,950
Other Financial Instruments**
Forward Currency Contracts	-		33,977	-	33,977
Total Assets	$68,015,866		$3,865,699	$5,130,957	$77,363,927

	Level 1	Level 2		Level 3	Total

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(745,468)	$-	$(745,468)
Total Liabilities	$-	$(745,468)	$-	$(745,468)

**Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as forward currency contracts, which are valued at their unrealized appreciation/depreciation at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended June 30, 2014.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Preferred Stock	Private Equity Funds	Investment Companies
Balance as of 03/31/14	$135,686	$200,000	$4,084,560	$465,801
Change in unrealized appreciation/(depreciation)	4,888	-	237,886	2,136
Balance as of 06/30/14	$140,574	$200,000	$4,322,446	$467,937
Net change in unrealized appreciation/(depreciation) from investments held as of 06/30/14***	$4,888	$-	$237,886	$2,136

***	The change in unrealized appreciation/(depreciation) is included in the net change in unrealized appreciation/(depreciation) of investments in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

Significant unobservable valuation inputs for material Level 3 investments as of June 30, 2014, are as follows:

Investments in Securities	Fair Value at 06/30/14	Valuation Technique(s)	Unobservable Input	Range as of 06/30/14	Weighted Average as of 06/30/14
Private Equity Funds – United States
Brightwood Switch SPV, LP	$1,653,964	Market Comparables	EV/EBITDA Multiple(1)	9.5x – 10.0x NFY EBITDA projection of $119.6mm (or EV of $1,136.2mm - $1,196.0mm and equity value of $939.8mm – $999.6mm	60% Equinix, 30% REITs, 10% other publicly traded data center companies

Eaglewood Income Fund I, LP	2,158,351	Loan Valuation Model	Interest Rates, Seasoning, FICO Scores, Loan loss Reserves(2)	Interest Rates: 6.03%-23.40%. Seasoning 0-18 months, FICO 660-850, Loan Loss Reserves -9% to 100%.
Delinquency Levels: 16-30 days: 0.2%, 31+ days: 2.2% (includes charged-off). Interest Rate 11.78%, Seasoning 6.4 months, FICO: 703, Loan Loss Reserves: 2.12% of par (sum of all loans marked less than par divided by par outstanding).

(1) Significant unobservable inputs used in the fair value measurement included enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio. A significant change in the EV/EBITDA Multiple ratio may result in a similar significant change in the fair value measurement.

(2) Significant unobservable inputs used in the fair value measurement include interest rates, seasoning, FICO scores and loan loss reserves.  A significant increase or decrease in FICO scores and seasoning may result in a similar significant change in the fair value measurement.  A significant increase or decrease in interest rates or loan loss reserves may result in an opposite significant change in the fair value measurement.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

	Security
Shares	Description	Value
Common Stock - 86.4%
Consumer Discretionary - 5.6%
194,000	Bed Bath & Beyond, Inc. (a)	$11,131,720

Consumer Staples - 1.2%
20,000	Anheuser-Busch InBev NV, ADR	2,298,800

Energy - 21.4%
16,000	Bristow Group, Inc.	1,289,920
72,000	Devon Energy Corp.	5,716,800
430,000	Encana Corp.	10,195,300
41,500	Matador Resources Co. (a)	1,215,120
67,000	National Oilwell Varco, Inc.	5,517,450
360,600	Noble Corp. PLC	12,101,736
16,750	NOW, Inc. (a)	606,517
7,000	Schlumberger, Ltd.	825,650
256,900	Subsea 7 SA, ADR	4,804,030
		42,272,523
Financials - 28.2%
151,350	Boulevard Acquisition Corp. (a)	1,528,635
260,000	Brookfield Asset Management, Inc., Class A	11,445,200
43,342	Enstar Group, Ltd. (a)	6,532,940
30,080	Homefed Corp. (a)	1,716,816
480,000	Leucadia National Corp.	12,585,600
5,000	Markel Corp. (a)	3,278,200
295,000	PICO Holdings, Inc. (a)	7,009,200
60,000	RenaissanceRe Holdings, Ltd.	6,420,000
40,000	The Carlyle Group LP	1,358,400
90,000	U.S. Bancorp	3,898,800
		55,773,791
Healthcare - 14.6%
214,500	Abbott Laboratories	8,773,050
169,400	Baxter International, Inc.	12,247,620
55,500	Laboratory Corp. of America Holdings (a)	5,683,200
39,000	Merck & Co., Inc.	2,256,150
		28,960,020
Industrials - 2.9%
30,000	Dover Corp.	2,728,500
38,500	Fluor Corp.	2,960,650
		5,689,150
Information Technology - 12.5%
71,000	International Business Machines Corp.	12,870,170
18,000	Knowles Corp. (a)	553,320
93,000	Microsoft Corp.	3,878,100
93,000	QUALCOMM, Inc.	7,365,600
		24,667,190
Total Common Stock
(Cost $143,298,725)		170,793,194
Total Investments - 86.4%
(Cost $143,298,725)*		$170,793,194
Other Assets & Liabilities, Net – 13.6%		26,851,712
Net Assets – 100.0%		$197,644,906

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$29,215,121
Gross Unrealized Depreciation	(1,720,652)
Net Unrealized Appreciation	$27,494,469

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$170,793,194
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$170,793,194

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

	Security
Shares	Description		Value
Long Positions - 112.8%
Equity Securities (a) - 97.2%
Common Stock - 96.6%
Australia - 1.3%
8,276	Mineral Resources, Ltd.		$74,907
2,158	Ramsay Health Care, Ltd.		92,688
			167,595
Austria - 0.7%
1,949	OMV AG		88,046

Belgium - 1.4%
1,252	Delhaize Group SA		84,719
1,742	Elia System Operator SA		87,994
			172,713
Bermuda - 2.1%
597	Everest Re Group, Ltd.		95,813
6,537	Maiden Holdings, Ltd.		79,032
876	PartnerRe, Ltd.		95,668
			270,513
Curacao - 0.9%
3,283	Orthofix International NV (b)		119,009

Denmark - 0.6%
1,634	Schouw & Co.		80,270

France - 2.1%
1,183	Eiffage SA		80,441
803	Sopra Group SA		87,975
1,219	Vinci SA		91,131
			259,547
Germany - 4.5%
539	Allianz SE		89,967
899	Daimler AG		83,980
618	Fresenius SE & Co. KGaA		92,166
1,725	Indus Holding AG		85,500
6,742	Infineon Technologies AG		84,161
1,739	United Internet AG		76,398
964	Wincor Nixdorf AG		54,901
			567,073
Ireland - 0.7%
1,420	DCC PLC		87,018

Italy - 0.5%
2,365	GTECH SpA		57,784

Japan - 11.9%
5,900	Aeon Co., Ltd.		72,604
3,200	Aoyama Trading Co., Ltd.		87,633
5,200	Brother Industries, Ltd.		90,155
2,600	Electric Power Development Co., Ltd.		84,372
8,300	Fuji Machine Manufacturing Co., Ltd.		72,533
13,000	Fujitsu, Ltd.		97,407
4,000	Japan Aviation Electronics Industry, Ltd.		86,273
2,400	Japan Tobacco, Inc.		87,509
2,300	Kao Corp.		90,583
31,000	Kyodo Printing Co., Ltd.		104,410
2,000	Nihon Kohden Corp.		100,414
5,000	NH Foods, Ltd.		97,621
8,200	Nisshin Steel Co., Ltd.		108,385
5,900	Sumitomo Corp.		79,610
1,800	Taiyo Holdings Co., Ltd.		55,811
5,000	Toppan Printing Co., Ltd.		38,661
5,000	Toyo Tire & Rubber Co., Ltd.		85,126
5,500	Ushio, Inc.		70,876
			1,509,983
Netherlands - 1.2%
2,214	Arcadis NV		76,298
3,743	AVG Technologies NV (b)		75,346
			151,644
Norway - 1.5%
14,398	Austevoll Seafood ASA		94,506
2,502	Leroy Seafood Group ASA		91,399
			185,905
Portugal - 0.7%
6,183	Semapa-Sociedade de Investimento e Gestao, SGPS, SA		87,408

Spain - 0.6%
1,943	Amadeus IT Holding SA		80,097

Sweden - 2.1%
3,545	Electrolux AB, Class B		89,464
2,963	Loomis AB, Class B		91,024
7,290	Securitas AB, Class B		86,439
			266,927
Switzerland - 5.0%
843	Actelion, Ltd. (b)		106,698
263	Bucher Industries AG		90,247
121	Georg Fischer AG (b)		86,604
231	Kuoni Reisen Holding AG		89,398
380	Swiss Life Holding AG (b)		90,076
1,065	Swiss Re AG		94,697
1,736	Transocean, Ltd. (b)		77,995
			635,715
United Kingdom - 4.2%
13,863	3i Group PLC		95,274
5,124	Berendsen PLC		85,817
2,329	Go-Ahead Group PLC		94,375
10,398	Halfords Group PLC		84,113
4,885	Mondi PLC		88,687
7,749	Savills PLC		83,350
			531,616
United States - 54.6%
4,585	Activision Blizzard, Inc.		102,245
1,275	Adams Resources & Energy, Inc.		99,616
24,216	AmeriServ Financial, Inc.		84,272
5,286	AngioDynamics, Inc. (b)		86,320
2,975	Argan, Inc. (b)		110,938
1,452	Atlantic Tele-Network, Inc.		84,216
2,103	Avnet, Inc.		93,184
4,816	Barnes & Noble, Inc. (b)		109,757
4,306	Beazer Homes USA, Inc. (b)		90,340
3,092	Black Box Corp.		72,476
4,311	Booz Allen Hamilton Holding Corp.		91,566
3,391	Brown Shoe Co., Inc.		97,017
4,625	Comfort Systems USA, Inc.		73,075
4,308	Convergys Corp		92,364
3,313	CSG Systems International, Inc.		86,502
2,426	DeVry Education Group, Inc.		102,717
799	Dillard's, Inc., Class A		93,171
5,300	Douglas Dynamics, Inc.		93,386
1,100	DST Systems, Inc.		101,387
3,589	Emergent Biosolutions, Inc. (b)		80,609
2,051	Engility Holdings, Inc. (b)		78,471
1,574	ePlus, Inc. (b)		91,607
1,950	Euronet Worldwide, Inc. (b)		94,068
369	First Citizens BancShares, Inc., Class A		90,405
1,936	Foot Locker, Inc.		98,194
5,469	FutureFuel Corp.		90,731
8,294	Graphic Packaging Holding Co. (b)		97,040
1,974	Greatbatch, Inc. (b)		96,844
1,818	HCA Holdings, Inc. (b)		102,499
1,542	Hyatt Hotels Corp., Class A (b)		94,031
1,148	IAC/InterActiveCorp.		79,476
2,156	Iconix Brand Group, Inc. (b)		92,579
2,789	iGATE Corp. (b)		101,492
3,283	Insight Enterprises, Inc. (b)		100,919
6,104	Inteliquent, Inc.		84,662
2,306	InterMune, Inc. (b)		101,810
5,947	Kimball International., Inc., Class B		99,434
2,077	Lannett Co., Inc. (b)		103,061
2,122	Lexmark International, Inc., Class A		102,196
1,418	Magellan Health, Inc. (b)		88,256
1,114	Manpowergroup, Inc.		94,523
1,679	Marriott Vacations Worldwide Corp. (b)		98,440
2,872	Matrix Service Co. (b)		94,173
2,412	Multimedia Games Holding Co., Inc.(b)		71,492
3,073	Myriad Genetics, Inc. (b)		119,601
2,219	Nelnet, Inc., Class A		91,933
1,772	PAREXEL International Corp. (b)		93,632
6,836	Radian Group, Inc.		101,241
7,615	Resources Connection, Inc.		99,833
4,487	Sagent Pharmaceuticals, Inc. (b)		116,034
3,377	Sandy Spring Bancorp, Inc.		84,121
1,611	Schweitzer-Mauduit International, Inc.		70,336
7,042	Select Medical Holdings Corp.		109,855
2,818	Spirit Aerosystems Holdings, Inc., Class A (b)		94,967
839	SPX Corp.		90,788
4,471	Symetra Financial Corp.		101,671
4,888	Take-Two Interactive Software, Inc. (b)		108,709
3,115	TD Ameritrade Holding Corp.		97,655
9,632	The Wendy's Co.		82,161
2,287	Trinity Industries, Inc.		99,988
3,429	Tutor Perini Corp. (b)		108,836
5,397	United Community Banks, Inc.		88,349
2,107	Universal Electronics, Inc. (b)		102,990
3,152	Vantiv, Inc., Class A (b)		105,970
5,656	Vishay Intertechnology, Inc.		87,611
3,028	Webster Financial Corp.		95,503
3,062	WesBanco, Inc.		95,044
3,508	West Corp.		94,014
1,818	West Pharmaceutical Services, Inc.		76,683
2,250	Western Refining, Inc.		84,488
3,553	Westmoreland Coal Co. (b)		128,903
8,951	Wilshire Bancorp, Inc.		91,927
2,280	Worthington Industries, Inc.		98,131
			6,912,535
Total Common Stock
(Cost $10,931,436)			12,231,398
	Security
Shares	Description	Rate	Value
Preferred Stock - 0.6%
Germany - 0.6%
2,441	Sixt SE	0.67%	79,585
Total Preferred Stock
(Cost $55,104)			79,585
Total Equity Securities
(Cost $10,986,540)			12,310,983
	Security
Shares	Description		Value
Money Market Fund - 15.6%
1,965,893	Dreyfus Treasury Prime Cash Management, 0.00% (c)		1,965,893
	(Cost $1,965,893)
Total Long Positions - 112.8%
(Cost $12,952,433)*			$14,276,876
Total Short Positions - (97.5)%
(Proceeds $(12,057,508))*			(12,342,303)
Other Assets & Liabilities, Net – 84.7%			10,728,490
Net Assets – 100.0%			$12,663,063

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
JUNE 30, 2014
A

	Security
Shares	Description	Value
Short Positions - (97.5)%
Common Stock - (97.5)%
Belgium - (0.7)%
(717)	Cofinimmo REIT	$(89,335)

Bermuda - (1.0)%
(2,006)	Golar LNG, Ltd.	(120,561)

Finland - (1.2)%
(2,016)	Nokian Renkaat OYJ	(78,598)
(5,144)	Stockmann OYJ Abp, Class B	(78,817)
		(157,415)
France - (1.4)%
(2,293)	Carrefour SA	(84,552)
(962)	Remy Cointreau SA	(88,579)
		(173,131)
Germany - (5.5)%
(545)	Bertrandt AG	(86,608)
(2,922)	Carl Zeiss Meditec AG	(89,540)
(1,645)	Gerry Weber International AG	(80,264)
(940)	MTU Aero Engines AG	(86,328)
(860)	Pfeiffer Vacuum Technology AG	(94,739)
(2,039)	Salzgitter AG	(86,003)
(2,348)	SMA Solar Technology AG	(88,100)
(4,187)	Suedzucker AG	(84,547)
		(696,129)
Italy - (2.1)%
(9,022)	Ansaldo STS SpA	(96,378)
(12,436)	Cementir Holding SpA	(93,020)
(4,929)	Pirelli & C. SpA	(79,011)
		(268,409)
Japan - (10.7)%
(5,000)	Daiseki Co., Ltd.	(89,799)
(6,000)	Fancl Corp.	(72,126)
(6,000)	Hitachi Metals, Ltd.	(91,480)
(12,200)	Hokkaido Electric Power Co., Inc.	(94,175)
(3,500)	House Foods Group, Inc.	(65,594)
(4,600)	Kakaku.com, Inc.	(80,666)
(2,400)	LIXIL Group Corp.	(64,958)
(4,800)	M3, Inc.	(76,421)
(2,900)	McDonald's Holdings Co. Japan, Ltd.	(81,456)
(5,700)	Mitsubishi Tanabe Pharma Corp.	(85,324)
(3,300)	MonotaRO Co., Ltd.	(91,183)
(13,000)	Obayashi Corp.	(92,847)
(2,800)	OBIC Business Consultants, Ltd.	(92,486)
(5,500)	Square Enix Holdings Co., Ltd.	(97,287)
(2,700)	Temp Holdings Co., Ltd.	(88,731)
(17,000)	Tokyo Steel Manufacturing Co., Ltd.	(89,001)
		(1,353,534)
Netherlands - (1.4)%
(949)	ASML Holding NV	(88,505)
(1,728)	Corio NV REIT	(88,196)
		(176,701)
Norway - (1.4)%
(4,445)	Aker Solutions ASA	(77,148)
(7,045)	Opera Software ASA	(93,859)
		(171,007)
Singapore - (0.7)%
(10,000)	Singapore Airlines, Ltd.	(83,220)

Spain - (1.3)%
(1,422)	Viscofan SA	(84,786)
(4,617)	Zardoya Otis SA	(82,208)
		(166,994)
Sweden - (2.0)%
(6,265)	Elekta AB, Class B	(79,571)
(2,618)	ICA Gruppen AB	(89,199)
(2,919)	Saab AB, Class B	(89,653)
		(258,423)
Switzerland - (4.2)%
(3,961)	ABB, Ltd.	(91,144)
(1,349)	Huber & Suhner AG	(70,751)
(18)	Lindt & Spruengli AG	(91,610)
(6,398)	Meyer Burger Technology AG	(99,723)
(1,098)	Swiss Prime Site AG	(90,949)
(150)	The Swatch Group AG	(90,445)
		(534,622)
United Kingdom - (6.3)%
(13,659)	Ashmore Group PLC	(86,241)
(3,391)	Burberry Group PLC	(86,067)
(8,225)	Diploma PLC	(90,367)
(6,248)	Drax Group PLC	(68,404)
(13,280)	ICAP PLC	(86,279)
(19,690)	Imagination Technologies Group PLC	(70,948)
(9,456)	Michael Page International PLC	(69,718)
(21,400)	Ophir Energy PLC	(80,499)
(2,817)	Renishaw PLC	(79,943)
(1,778)	Rotork PLC	(81,135)
		(799,601)
United States - (57.6)%
(2,048)	Abaxis, Inc.	(90,747)
(6,367)	Acacia Research Corp.	(113,014)
(25,131)	Aeropostale, Inc.	(87,707)
(2,094)	Air Methods Corp.	(108,155)
(6,201)	Aratana Therapeutics, Inc.	(96,798)
(2,281)	Arthur J. Gallagher & Co.	(106,295)
(3,131)	Auxilium Pharmaceuticals, Inc.	(62,808)
(13,393)	Bazaarvoice, Inc.	(105,671)
(2,276)	Beacon Roofing Supply, Inc.	(75,381)
(12,196)	BioScrip, Inc.	(101,715)
(2,221)	BJ's Restaurants, Inc.	(77,535)
(5,584)	Bravo Brio Restaurant Group, Inc.	(87,166)
(1,526)	Carpenter Technology Corp.	(96,519)
(1,443)	Cheniere Energy, Inc.	(103,463)
(11,338)	Citizens, Inc.	(83,901)
(1,692)	CLARCOR, Inc.	(104,650)
(2,523)	Cognex Corp.	(96,883)
(2,536)	Community Bank System, Inc.	(91,803)
(6,246)	Crocs, Inc.	(93,877)
(1,340)	DXP Enterprises, Inc.	(101,224)
(3,746)	E2open, Inc.	(77,430)
(3,110)	Ellie Mae, Inc.	(96,814)
(6,570)	Endologix, Inc.	(99,930)
(458)	Equinix, Inc.	(96,221)
(3,038)	Fidelity National Financial, Inc., Class A	(99,525)
(2,958)	FireEye, Inc.	(119,947)
(3,189)	First Financial Bankshares, Inc.	(100,039)
(3,028)	Flotek Industries, Inc.	(97,380)
(6,769)	GenMark Diagnostics, Inc.	(91,585)
(5,566)	Gigamon, Inc.	(106,533)
(2,921)	Graham Corp.	(101,680)
(1,719)	Greenhill & Co., Inc.	(84,661)
(1,712)	Guidewire Software, Inc.	(69,610)
(1,533)	Gulfport Energy Corp.	(96,272)
(9,162)	Halozyme Therapeutics, Inc.	(90,521)
(5,473)	Heritage-Crystal Clean, Inc.	(107,435)
(1,527)	Hibbett Sports, Inc.	(82,718)
(4,898)	HMS Holdings Corp.	(99,968)
(707)	IDEXX Laboratories, Inc.	(94,434)
(6,130)	Ignite Restaurant Group, Inc.	(89,253)
(6,818)	II-VI, Inc.	(98,588)
(2,479)	Independent Bank Corp.	(95,144)
(5,310)	Interface, Inc.	(100,040)
(13,456)	Internap Network Services Corp.	(94,865)
(11,829)	Iridium Communications, Inc.	(100,073)
(1,946)	j2 Global, Inc.	(98,974)
(6,394)	Kearny Financial Corp.	(96,805)
(2,249)	Life Time Fitness, Inc.	(109,616)
(5,876)	LMI Aerospace, Inc.	(76,858)
(5,323)	Louisiana-Pacific Corp.	(79,951)
(1,350)	Lumber Liquidators Holdings, Inc.	(102,532)
(2,336)	Meritage Homes Corp.	(98,603)
(1,723)	MSA Safety, Inc.	(99,038)
(2,564)	Navistar International Corp.	(96,099)
(5,282)	NCI Building Systems, Inc.	(102,629)
(16,062)	Orexigen Therapeutics, Inc.	(99,263)
(1,480)	Oxford Industries, Inc.	(98,672)
(9,717)	Procera Networks, Inc.	(98,045)
(3,731)	PROS Holdings, Inc.	(98,648)
(2,883)	Raven Industries, Inc.	(95,543)
(4,294)	RealPage, Inc.	(96,529)
(2,043)	RLI Corp.	(93,529)
(10,701)	ServiceSource International, Inc.	(62,066)
(11,684)	Silicon Graphics International Corp.	(112,400)
(3,200)	Southern Copper Corp.	(97,184)
(10,892)	Sprint Corp.	(92,909)
(4,101)	Stage Stores, Inc.	(76,648)
(7,893)	Synergy Resources Corp.	(104,582)
(5,395)	TCP Capital Corp.	(98,243)
(1,793)	Texas Capital Bancshares, Inc.	(96,732)
(1,795)	The Cheesecake Factory, Inc.	(83,324)
(6,887)	Valley National Bancorp	(68,250)
(6,973)	Vanda Pharmaceuticals, Inc.	(112,823)
(1,726)	ViaSat, Inc.	(100,039)
(3,764)	ViewPoint Financial Group, Inc.	(101,289)
(4,265)	Volcano Corp.	(75,107)
(1,804)	Westamerica Bancorporation	(94,313)
		(7,293,221)
Total Common Stock
(Proceeds $(12,057,508))		(12,342,303)
Total Short Positions - (97.5)%
(Proceeds $(12,057,508))		$(12,342,303)

LMCG GLOBAL MARKET NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT
JUNE 30, 2014 (Unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All of a portion of these securities are held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Variable rate security. Rate presented is as of June 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,907,680
Gross Unrealized Depreciation	(868,032)
Net Unrealized Appreciation	$1,039,648

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and liabilities as of June 30, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$-	$167,595	$-	$167,595
Austria	-	88,046	-	88,046
Belgium	-	172,713	-	172,713
Bermuda	270,513	-	-	270,513
Curacao	119,009	-	-	119,009
Denmark	-	80,270	-	80,270
France	-	259,547	-	259,547
Germany	-	567,073	-	567,073
Ireland	-	87,018	-	87,018
Italy	-	57,784	-	57,784
Japan	-	1,509,983	-	1,509,983
Netherlands	75,346	76,298	-	151,644
Norway	-	185,905	-	185,905
Portugal	-	87,408	-	87,408
Spain	-	80,097	-	80,097
Sweden	-	266,927	-	266,927
Switzerland	-	635,715	-	635,715
United Kingdom	-	531,616	-	531,616
United States	6,912,535	-	-	6,912,535
Preferred Stock
Germany	-	79,585	-	79,585
Money Market Fund	-	1,965,893	-	1,965,893
Total Investments At Value	$7,377,403	$6,899,473	$-	$14,276,876
Total Assets	$7,377,403	$6,899,473	$-	$14,276,876

Level 1	Level 2	Level 3	Total

Liabilities
Securities Sold Short
Common Stock
Belgium	$-	$(89,335)	$-	$(89,335)
Bermuda	(120,561)	-	-	(120,561)
Finland	-	(157,415)	-	(157,415)
France	-	(173,131)	-	(173,131)
Germany	-	(696,129)	-	(696,129)
Italy	-	(268,409)	-	(268,409)
Japan	-	(1,353,534)	-	(1,353,534)
Netherlands	-	(176,701)	-	(176,701)
Norway	-	(171,007)	-	(171,007)
Singapore	-	(83,220)	-	(83,220)
Spain	-	(166,994)	-	(166,994)
Sweden	-	(258,423)	-	(258,423)
Switzerland	-	(534,622)	-	(534,622)
United Kingdom	-	(799,601)	-	(799,601)
United States	(7,293,221)	-	-	(7,293,221)
Total Securities Sold Short	$(7,413,782)	$(4,928,521)	$-	$(12,342,303)
Total Liabilities	$(7,413,782)	$(4,928,521)	$-	$(12,342,303)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

At June 30, 2014, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Market Neutral Fund

Long Securities 38.96%
Short Securities (38.92)%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014 (Unaudited)

	Security
Shares	Description		Value
Equity Securities - 66.4%
Common Stock - 66.0%
Australia - 0.3%
70	Flight Centre Travel Group, Ltd.		$2,933
515	Primary Health Care, Ltd.		2,203
			5,136
Austria - 0.3%
90	Oesterreichische Post AG		4,470

Bermuda - 0.4%
199	Nabors Industries, Ltd.		5,845

Brazil - 0.4%
500	Hypermarcas SA (a)		4,327
233	Vale SA, ADR		2,772
			7,099
Canada - 0.4%
233	Goldcorp, Inc.		6,503

China - 0.6%
16,000	Bank of China, Ltd., Class H		7,163
17,000	GOME Electrical Appliances Holding, Ltd.		2,784
			9,947
Denmark - 0.3%
70	NKT Holding A/S		4,813

France - 0.4%
46	Valeo SA		6,172

Germany - 0.3%
140	Freenet AG		4,446

Hong Kong - 0.7%
500	China Mobile, Ltd.		4,857
800	Dah Sing Financial Holdings, Ltd.		4,232
4,000	Shun Tak Holdings, Ltd. (a)		2,028
			11,117
India - 0.3%
165	Reliance Industries, Ltd., GDR (b)		5,571

Indonesia - 0.2%
10,100	Bank Negara Indonesia Persero Tbk PT		4,061

Ireland - 0.5%
96	DCC PLC		5,883
126	Smurfit Kappa Group PLC		2,878
			8,761
Italy - 0.3%
269	Recordati SpA		4,521

Japan - 1.3%
100	Aoyama Trading Co., Ltd.		2,738
1,000	Furukawa Electric Co., Ltd.		2,124
200	NS Solutions Corp.		5,462
100	Obic Co., Ltd.		3,298
3	Orix JREIT, Inc. REIT		4,208
200	Yamaha Corp.		3,162
			20,992
Malta - 0.3%
90	Unibet Group PLC, SDR		4,472

Mexico - 0.3%
5,000	America Movil SAB de CV, Class L		5,195

New Zealand - 0.4%
980	SKY Network Television, Ltd.		5,894

Philippines - 0.3%
1,600	Universal Robina Corp.		5,655

Republic Of South Korea - 1.4%
19	Hyundai Motor Co.		4,308
6	Samsung Electronics Co., Ltd.		7,836
90	Shinhan Financial Group Co., Ltd.		4,152
130	SK Hynix, Inc. (a)		6,242
			22,538
Russian Federation - 0.7%
1,115	Gazprom OAO, ADR		9,717
236	Sberbank of Russia, ADR		2,400
			12,117
Singapore - 0.4%
5,000	Mapletree Industrial Trust REIT		5,738

South Africa - 1.3%
163	African Rainbow Minerals, Ltd.		2,871
590	Mediclinic International, Ltd.		4,533
252	Mondi, Ltd.		4,601
185	MTN Group, Ltd.		3,897
935	Steinhoff International Holdings, Ltd.		5,212
			21,114
Switzerland - 0.3%
5	Forbo Holding AG		5,327

Taiwan - 0.6%
1,000	Taiwan Semiconductor Manufacturing Co., Ltd.		4,232
3,000	Uni-President Enterprises Corp.		5,388
			9,620
Thailand - 0.2%
1,300	PTT Global Chemical PCL, Class F		2,704

United Kingdom - 0.9%
300	Berendsen PLC		5,024
213	Close Brothers Group PLC		4,654
200	Hikma Pharmaceuticals PLC		5,740
			15,418
United States - 52.2%
142	Abbott Laboratories		5,808
109	Agilent Technologies, Inc.		6,261
259	AGL Resources, Inc.		14,253
49	Air Products & Chemicals, Inc.		6,302
62	Akamai Technologies, Inc. (a)		3,786
83	Allegheny Technologies, Inc.		3,743
53	Alnylam Pharmaceuticals, Inc. (a)		3,348
187	Altera Corp.		6,500
32	Amazon.com, Inc. (a)		10,393
423	American Eagle Outfitters, Inc.		4,746
194	AmerisourceBergen Corp.		14,096
65	Apache Corp.		6,540
302	Apple, Inc.		28,065
322	Applied Materials, Inc.		7,261
460	Bank of America Corp.		7,070
95	Belden, Inc.		7,425
19	BlackRock, Inc.		6,072
213	Boise Cascade Co. (a)		6,100
447	Cadence Design Systems, Inc. (a)		7,818
102	Capital One Financial Corp.		8,425
72	Caterpillar, Inc.		7,824
191	CBL & Associates Properties, Inc. REIT		3,629
128	Celgene Corp. (a)		10,993
52	Cerner Corp. (a)		2,682
83	Charles River Laboratories International, Inc. (a)		4,442
68	Chevron Corp.		8,877
199	Cintas Corp.		12,644
324	Cisco Systems, Inc.		8,051
159	Citigroup, Inc.		7,489
75	Clean Harbors, Inc. (a)		4,819
213	Comerica, Inc.		10,684
194	Community Health Systems, Inc. (a)		8,802
44	Cummins, Inc.		6,789
82	Danaher Corp.		6,456
389	Darling Ingredients, Inc. (a)		8,130
156	Dick's Sporting Goods, Inc.		7,263
209	Diebold, Inc.		8,396
185	EMC Corp.		4,873
99	Emerson Electric Co.		6,570
273	Equity One, Inc. REIT		6,440
195	ExlService Holdings, Inc. (a)		5,743
170	Expeditors International of Washington, Inc.		7,507
756	Fifth Third Bancorp		16,141
586	General Electric Co.		15,400
194	Gilead Sciences, Inc. (a)		16,085
15	Google, Inc., Class A (a)		8,770
8	Google, Inc., Class C (a)		4,602
121	HealthSouth Corp.		4,340
220	Hexcel Corp. (a)		8,998
262	Horace Mann Educators Corp.		8,193
269	Intel Corp.		8,312
457	Internap Network Services Corp. (a)		3,222
259	International Paper Co.		13,072
376	JPMorgan Chase & Co.		21,665
126	Juniper Networks, Inc. (a)		3,092
112	Kadant, Inc.		4,306
325	Kforce, Inc.		7,036
433	Kodiak Oil & Gas Corp. (a)		6,300
170	Lincoln National Corp.		8,745
96	Lithia Motors, Inc., Class A		9,031
79	Manpowergroup, Inc.		6,703
245	Marsh & McLennan Cos., Inc.		12,696
45	Martin Marietta Materials, Inc.		5,942
220	MasterCard, Inc., Class A		16,163
140	Merck & Co., Inc.		8,099
420	MFA Financial, Inc. REIT		3,448
247	Micron Technology, Inc. (a)		8,139
226	Microsoft Corp.		9,424
267	MKS Instruments, Inc.		8,341
513	National Penn Bancshares, Inc.		5,428
294	New York Community Bancorp, Inc.		4,698
165	Oracle Corp.		6,687
95	Owens-Illinois, Inc. (a)		3,291
172	PAREXEL International Corp. (a)		9,089
95	PepsiCo, Inc.		8,487
233	Pfizer, Inc.		6,915
44	Pioneer Natural Resources Co.		10,112
199	Portland General Electric Co.		6,899
150	QUALCOMM, Inc.		11,880
43	Ralph Lauren Corp.		6,910
73	Red Robin Gourmet Burgers, Inc. (a)		5,198
396	RF Micro Devices, Inc. (a)		3,798
41	Rockwell Automation, Inc.		5,132
95	Schlumberger, Ltd.		11,205
197	SeaWorld Entertainment, Inc.		5,581
160	Spectra Energy Corp.		6,797
45	Starbucks Corp.		3,482
125	State Street Corp.		8,408
170	SunTrust Banks, Inc.		6,810
259	Synchronoss Technologies, Inc. (a)		9,055
170	Sysco Corp.		6,367
396	TCF Financial Corp.		6,483
250	The Dow Chemical Co.		12,865
35	The Goldman Sachs Group, Inc.		5,860
328	The Interpublic Group of Cos., Inc.		6,399
39	The Ultimate Software Group, Inc. (a)		5,389
40	Towers Watson & Co., Class A		4,169
165	TriMas Corp. (a)		6,291
89	Union Pacific Corp.		8,878
109	United Technologies Corp.		12,584
226	Unum Group		7,856
199	Valero Energy Corp.		9,970
226	Vantiv, Inc., Class A (a)		7,598
170	Wells Fargo & Co.		8,935
467	WisdomTree Investments, Inc. (a)		5,772
245	Xcel Energy, Inc.		7,896
554	Xerox Corp.		6,892
423	Zions Bancorp.		12,466
			857,912
Total Common Stock
(Cost $983,067)			1,083,158

	Security
Shares	Description	Rate	Value
Preferred Stock - 0.4%
Brazil - 0.4%
400	Banco do Brasil SA	0.32%	4,490
700	Suzano Papel e Celulose SA	0.12	2,636
			7,126
Total Preferred Stock
(Cost $7,687)			7,126
Total Equity Securities
(Cost $990,754)			1,090,284

	Security
Shares	Description		Value
Investment Companies - 30.7%
586	Global X FTSE Nordic Region ETF		15,248
241	iPath MSCI India Index ETN (a)		16,598
26	iShares MSCI ACWI ETF (a)		1,567
598	iShares MSCI All Country Asia ex Japan ETF (a)		37,489
648	iShares MSCI Canada ETF		20,872
434	iShares MSCI EAFE Small-Cap ETF		22,967
3,521	iShares MSCI EMU ETF		149,009
11,238	iShares MSCI Japan ETF		135,305
456	iShares MSCI Pacific ex Japan ETF		22,458
411	iShares MSCI Switzerland Capped ETF		14,106
140	iShares MSCI Turkey ETF		7,778
2,897	iShares MSCI United Kingdom ETF		60,489
Total Investment Companies
(Cost $472,901)			503,886

Money Market Fund - 1.8%
30,160	Dreyfus Treasury Prime Cash Management, 0.00% (c)
	(Cost $30,160)		30,160
Total Investments - 98.9%
(Cost $1,493,815)*			$1,624,330
Other Assets & Liabilities, Net – 1.1%			17,715
Net Assets – 100.0%			$1,642,045

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $5,571 or 0.3% of net assets.
(c)	Variable rate security. Rate presented is as of June 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$138,485
Gross Unrealized Depreciation	(7,970)
Net Unrealized Appreciation	$130,515

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$-	$5,136	$-	$5,136
Austria	-	4,470	-	4,470
Bermuda	5,845	-	-	5,845
Brazil	7,099	-	-	7,099
Canada	6,503	-	-	6,503
China	-	9,947	-	9,947
Denmark	-	4,813	-	4,813
France	-	6,172	-	6,172
Germany	-	4,446	-	4,446
Hong Kong	-	11,117	-	11,117
India	5,571	-	-	5,571
Indonesia	-	4,061	-	4,061
Ireland	-	8,761	-	8,761
Italy	-	4,521	-	4,521
Japan	-	20,992	-	20,992
Malta	-	4,472	-	4,472
Mexico	5,195	-	-	5,195
New Zealand	-	5,894	-	5,894
Philippines	-	5,655	-	5,655
Republic Of South Korea	-	22,538	-	22,538
Russian Federation	12,117	-	-	12,117
Singapore	-	5,738	-	5,738
South Africa	-	21,114	-	21,114
Switzerland	-	5,327	-	5,327
Taiwan	-	9,620	-	9,620
Thailand	-	2,704	-	2,704
United Kingdom	-	15,418	-	15,418
United States	857,912	-	-	857,912
Preferred Stock
Brazil	7,126	-	-	7,126
Investment Companies	503,886	-	-	503,886
Money Market Fund	-	30,160	-	30,160
Total Investments At Value	$1,411,254	$213,076	$-	$1,624,330

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

At June 30, 2014, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Multicap Fund

Long Securities                                           11.14%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK HARD CURRENCY FUND	JUNE 30, 2014
SCHEDULE OF INVESTMENTS	(Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a) - 53.8%
Non-U.S. Government - Australia - 4.5%
$13,800,000	Australia Government Bond, Series 131	AUD	4.500%	10/21/14	$13,093,644
Non-U.S. Government - Austria - 2.8%
6,000,000	Austria Government Bond (b)	EUR	4.300	07/15/14	8,229,621
Non-U.S. Government - Finland - 3.3%
7,000,000	Finland Government Bond (b)	EUR	3.125	09/15/14	9,644,750
Non-U.S. Government - Netherlands - 4.9%
10,500,000	Netherlands Government Bond (b)	EUR	3.750	07/15/14	14,394,906
Non-U.S. Government - New Zealand - 2.1%
6,800,000	New Zealand Government Bond, Series 415	NZD	6.000	04/15/15	6,065,416
Non-U.S. Government - Singapore - 3.8%
14,050,000	Singapore Government Bond	SGD	3.625	07/01/14	11,267,944
Non-U.S. Government - United Kingdom - 14.5%
24,700,000	United Kingdom Gilt (b)	GBP	5.000	09/07/14	42,629,150
Regional Authority - Australia - 7.9%
13,750,000	Queensland Treasury Corp., Series 14	AUD	5.750	11/21/14	13,122,143
10,500,000	Western Australian Treasury Corp., Series 15	AUD	7.000	04/15/15	10,236,159
					23,358,302
Regional Authority - Canada - 5.1%
16,000,000	Alberta Capital Finance Authority (c)	CAD	1.654	07/02/14	14,998,660

Supranational - Europe - 4.9%
10,500,000	European Investment Bank, EMTN	EUR	4.250	10/15/14	14,550,372
Total Foreign Bonds
(Cost $157,811,673)					158,232,765
Foreign Treasury Securities (a) - 22.8%
Non-U.S. Government - Belgium - 4.8%
10,400,000	Belgium Treasury Bill, Series 364D (d)	EUR	-	02/12/15	14,238,017
Non-U.S. Government - Germany - 4.7%
10,000,000	German Treasury Bill (d)	EUR	0.105	09/24/14	13,691,935
Non-U.S. Government - Norway - 4.4%
79,000,000	Norway Treasury Bill, Series 24 (d)	NOK	0.976	09/17/14	12,849,212
Non-U.S. Government - Sweden - 4.4%
87,000,000	Sweden Treasury Bill, Series 194D (d)	SEK	0.480	09/17/14	13,000,892
Supranational - Europe - 4.5%
9,700,000	European Stability Mechanism Treasury Bill (d)	EUR	0.075	09/18/14	13,282,664
Total Foreign Treasury Securities
(Cost $67,398,564)					67,062,720

Shares	Security Description	Currency
Exchange Traded Product (a) - United States - 14.1%
3,129,800	Merk Gold Trust (e)(f) (Cost $40,317,145)	USD			41,491,759
Total Investments – 90.7% (Cost $265,527,382)*					$266,787,244
Foreign Currencies – 7.9% (Cost $22,975,386)					23,130,683
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.0%					(124,369)
Other Assets and Liabilities, Net – 1.4%					4,257,978
NET ASSETS – 100.0%					$294,051,536

EMTN	European Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contracts and futures contract exposures.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $74,898,427 or 25.5% of net assets.
(c)	Variable rate security. Rate presented is as of June 30, 2014.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.
(e)	Non-income producing security.
(f)	Affiliate.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,638,624
Gross Unrealized Depreciation	(1,378,762)
Net Unrealized Appreciation	$1,259,862

AFA
At June 30, 2014, the Merk Hard Currency Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
25	Gold 100oz. Future	09/04/14	$3,172,850	$132,150

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates were as follows:

Exchange Traded Product
Merk Gold Trust	Balance 03/31/14	Gross Additions	Gross Reductions	Balance 06/30/14	Realized Gain	Investment Income
Shares/Principal		3,129,800		3,129,800
Cost	$-	$40,317,145	$-	$40,317,145	$-	$-
Value	$-	$40,317,145	$-	$41,491,759

As of June 30, 2014, Merk Hard Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
500,000,000	Japanese Yen	07/02/14	$4,900,886	$34,705
850,000,000	Japanese Yen	07/02/14	8,331,046	59,458
850,000,000	Japanese Yen	07/02/14	8,330,608	59,896
500,000,000	Japanese Yen	07/02/14	4,900,742	34,849
175,000,000	Japanese Yen	07/02/14	1,715,215	12,241
(500,000,000)	Japanese Yen	07/02/14	(4,914,512)	(21,078)
(175,000,000)	Japanese Yen	07/02/14	(1,719,949)	(7,508)
(850,000,000)	Japanese Yen	07/02/14	(8,354,671)	(35,833)
(500,000,000)	Japanese Yen	07/02/14	(4,914,464)	(21,127)
(850,000,000)	Japanese Yen	07/02/14	(8,354,037)	(36,467)
(850,000,000)	Japanese Yen	07/30/14	(8,332,408)	(60,159)
(500,000,000)	Japanese Yen	07/30/14	(4,901,692)	(35,112)
(850,000,000)	Japanese Yen	07/30/14	(8,331,977)	(60,589)
(175,000,000)	Japanese Yen	07/30/14	(1,715,496)	(12,386)
(500,000,000)	Japanese Yen	07/30/14	(4,901,548)	(35,259)
				$(124,369)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2014.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$158,232,765	$-	$158,232,765
Foreign Treasury Securities	-	67,062,720	-	67,062,720
Exchange Traded Product	41,491,759	-	-	41,491,759
Total Investments At Value	$41,491,759	$225,295,485	$-	$266,787,244
Other Financial Instruments**
Forward Currency Contracts	$-	$201,149	$-	$201,149
Futures	132,150	-	-	132,150
Total Assets	$41,623,909	$225,496,634	$-	$267,120,543
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(325,518)	$-	$(325,518)
Total Liabilities	$-	$(325,518)	$-	$(325,518)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ASIAN CURRENCY FUND	JUNE 30, 2014
SCHEDULE OF INVESTMENTS	(Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a) - 29.2%
Bank - China - 4.3%
9,000,000	China Construction Bank Corp. (b)	CNH	3.250%	06/28/15	$1,451,951
Non-U.S. Government - Singapore - 4.6%
1,900,000	Singapore Government Bond	SGD	2.875	07/01/15	1,562,980
Supranational - China - 20.3%
43,000,000	International Finance Corp. (c)	CNH	1.950	08/20/14	6,909,508
Total Foreign Bonds
(Cost $9,892,362)					9,924,439
Foreign Treasury Securities (a) - 4.7%
Central Bank - Singapore - 4.7%
2,000,000	Monetary Authority of Singapore, Series 168 (c) (Cost $1,600,428)	SGD	0.300	07/22/14	1,603,771
U.S. Government & Agency Obligations (a) - 45.6%
U.S. Treasury Bills - 45.6%
6,000,000	U.S. Treasury Bill (d)	USD	0.050	09/25/14	5,999,658
6,500,000	U.S. Treasury Bill (d)	USD	0.045	11/06/14	6,499,077
3,000,000	U.S. Treasury Bill (d)	USD	0.058	12/26/14	2,999,091
Total U.S. Government & Agency Obligations
(Cost $15,497,391)					15,497,826

Time Deposit (a) - 14.7%
10,325,508	Barclays Capital, Inc.	CNH	1.550	08/13/14	1,663,660
10,334,516	Deutsche Bank	CNH	2.800	08/13/14	1,665,112
10,321,190	JP Morgan Bank Hong Kong	CNH	1.700	08/13/14	1,662,965
Total Time Deposit
(Cost $4,973,906)					4,991,737
Total Investments – 94.2% (Cost $31,964,087)*					$32,017,773
Foreign Currencies – 3.5% (Cost $1,196,416)					1,200,219
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.1%					33,081
Other Assets and Liabilities, Net – 2.2%					751,042
NET ASSETS – 100.0%					$34,002,115

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,451,951 or 4.3% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,742
Gross Unrealized Depreciation	(56)
Net Unrealized Appreciation	$53,686

As of June 30, 2014, Merk Asian Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
48,700,000	China Renminbi (Yuan)	07/09/14	$7,876,053	$(10,209)
259,500,000	Indian Rupee	07/09/14	4,356,220	(46,577)
(200,000,000)	Japanese Yen	07/09/14	(1,950,021)	(24,361)
3,400,000,000	South Korean Won	07/09/14	3,311,323	47,932
5,900,000	Malaysian Ringgit	07/09/14	1,819,303	17,873
12,000,000	Malaysian Ringgit	08/06/14	3,719,431	14,569
162,000,000	New Taiwan Dollar	07/09/14	5,392,810	33,854
				$33,081

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bond	$-	$9,924,439	$-	$9,924,439
Foreign Treasury Securities	-	1,603,771	-	1,603,771
U.S. Treasury Bills	-	15,497,826	-	15,497,826
Time Deposit	-	4,991,737	-	4,991,737
Total Investments At Value	$-	$32,017,773	$-	$32,017,773

Other Financial Instruments**
Forward Currency Contracts	-	114,228	-	114,228
Total Assets	$-	$32,132,001	$-	$32,132,001
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(81,147)	-	(81,147)
Total Liabilities	$-	$(81,147)	$-	$(81,147)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND	JUNE 30, 2014
SCHEDULE OF INVESTMENTS	(Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a) – 39.5%
Non-U.S. Government - Australia - 4.6%
1,750,000	Australia Government Bond, Series 131	AUD	4.500%	10/21/14	$1,660,426
Non-U.S. Government - Austria - 3.0%
800,000	Austria Government Bond (b)	EUR	4.300	07/15/14	1,097,283
Non-U.S. Government - Finland - 3.7%
975,000	Finland Government Bond (b)	EUR	3.125	09/15/14	1,343,376
Non-U.S. Government - Netherlands - 3.7%
975,000	Netherlands Government Bond (b)	EUR	3.750	07/15/14	1,336,670
Non-U.S. Government - New Zealand - 2.1%
850,000	New Zealand Government Bond, Series 415	NZD	6.000	04/15/15	758,177
Regional Authority - Australia - 10.0%
1,100,000	New South Wales Treasury Corp.	AUD	2.750	07/08/14	1,037,264
1,700,000	Queensland Treasury Corp., Series 14	AUD	5.750	11/21/14	1,622,374
1,000,000	Western Australian Treasury Corp., Series 15	AUD	7.000	04/15/15	974,872
					3,634,510
Regional Authority - Canada - 12.4%
1,750,000	Province of Alberta Canada	CAD	2.750	12/01/14	1,651,860
1,300,000	Province of Manitoba Canada	CAD	4.800	12/03/14	1,237,562
1,700,000	Province of New Brunswick Canada	CAD	4.500	02/04/15	1,625,630
					4,515,052
Total Foreign Bonds (Cost $14,146,278)					14,345,494
Foreign Treasury Securities (a) – 41.0%
Non-U.S. Government - Belgium - 3.6%
950,000	Belgium Treasury Bill, Series 364D (c)	EUR	0.000	02/12/15	1,300,588
Non-U.S. Government - Canada - 4.5%
1,750,000	Canadian Treasury Bill (c)	CAD	0.926	09/25/14	1,636,378
Non-U.S. Government - Germany - 3.8%
1,000,000	German Treasury Bill (c)	EUR	0.105	09/24/14	1,369,193
Non-U.S. Government - Norway - 4.3%
9,700,000	Norway Treasury Bill, Series 24 (c)	NOK	0.976	09/17/14	1,577,688
Non-U.S. Government - Sweden - 21.5%
52,500,000	Sweden Treasury Bill, Series 194D (c)	SEK	0.480	09/17/14	7,845,366
Suprantional - Europe - 3.3%
875,000	European Stability Mechanism Treasury Bill (c)	EUR	0.075	09/18/14	1,198,179
Total Foreign Treasury Securities (Cost $14,987,622)					14,927,392
U.S. Government & Agency Obligations (a) - 12.9%
U.S. Treasury Bills - 12.9%
1,200,000	U.S. Treasury Bill (d)	USD	0.050	09/25/14	1,199,932
2,500,000	U.S. Treasury Bill (d)	USD	0.045	11/06/14	2,499,645
1,000,000	U.S. Treasury Bill (d)	USD	0.056	12/26/14	999,697
Total U.S. Government & Agency Obligations (Cost $4,699,172)					4,699,274
Total Investments – 93.4% (Cost $33,833,072)*					$33,972,160
Foreign Currencies – 4.6% (Cost $1,683,500)					1,686,385
Net Unrealized Gain/Loss on Forward Currency Contracts – (1.7)%					(623,306)
Other Assets and Liabilities, Net – 3.7%					1,344,630
NET ASSETS – 100.0%					$36,379,869

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $3,777,329 or 10.4% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$240,823
Gross Unrealized Depreciation	(101,735)
Net Unrealized Appreciation	$139,088

As of June 30, 2014, Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(2,650,000)	Australian Dollar	07/16/14	$(2,483,243)	$(12,351)
1,295,000	Australian Dollar	07/16/14	1,213,798	5,747
590,000	Australian Dollar	07/16/14	555,353	270
(8,075,000)	Australian Dollar	07/16/14	(7,524,488)	(80,012)
(990,000)	Australian Dollar	07/16/14	(930,767)	(1,549)
(3,755,000)	Australian Dollar	07/16/14	(3,526,001)	(10,209)
(2,495,000)	Australian Dollar	07/16/14	(2,338,877)	(10,749)
1,260,000	Australian Dollar	07/16/14	1,181,600	4,984
(2,315,000)	Australian Dollar	07/16/14	(2,158,747)	(21,367)
1,775,000	Australian Dollar	07/16/14	1,654,003	17,574
960,000	Australian Dollar	07/16/14	900,502	3,563
(920,000)	Australian Dollar	07/16/14	(862,436)	(3,960)
(3,725,000)	Australian Dollar	07/16/14	(3,488,299)	(19,660)
1,780,000	Australian Dollar	07/16/14	1,673,009	3,277
675,000	Australian Dollar	07/16/14	632,587	3,084
16,403,000	Australian Dollar	07/16/14	15,363,165	84,096
2,895,000	Australian Dollar	07/16/14	2,713,660	12,659
(760,000)	Australian Dollar	07/16/14	(710,548)	(5,170)
(1,885,000)	Australian Dollar	07/16/14	(1,773,208)	(1,961)
(1,065,000)	Australian Dollar	07/16/14	(1,003,690)	744
(4,525,000)	Canadian Dollars	07/16/14	(4,213,857)	(24,943)
(1,210,000)	Canadian Dollars	07/16/14	(1,126,170)	(7,299)
1,070,000	Canadian Dollars	07/16/14	985,087	17,237
2,585,000	Canadian Dollars	07/16/14	2,377,755	43,747
3,785,000	Canadian Dollars	07/16/14	3,515,459	30,145
1,915,000	Canadian Dollars	07/16/14	1,768,196	25,683
13,000	Canadian Dollars	07/16/14	11,948	230
(9,625,000)	Canadian Dollars	07/16/14	(9,021,964)	5,732
1,835,000	Canadian Dollars	07/16/14	1,693,822	25,117
(2,990,000)	Canadian Dollars	07/16/14	(2,749,533)	(51,354)
(2,230,000)	Canadian Dollars	07/16/14	(2,077,834)	(11,121)
(1,490,000)	Canadian Dollars	07/16/14	(1,393,008)	(2,752)
(700,000)	Canadian Dollars	07/16/14	(643,737)	(11,989)
(270,000)	Canadian Dollars	07/16/14	(248,300)	(4,623)
(2,060,000)	Canadian Dollars	07/16/14	(1,926,392)	(3,316)
(3,760,000)	Canadian Dollars	07/16/14	(3,457,499)	(64,686)
1,555,000	Canadian Dollars	07/16/14	1,424,591	32,058
3,670,000	Canadian Dollars	07/16/14	3,376,265	61,612
2,265,000	Swiss Franc	07/16/14	2,523,719	30,762
55,000	Swiss Franc	07/16/14	61,192	838
180,000	Swiss Franc	07/16/14	203,029	(24)
305,000	Swiss Franc	07/16/14	339,123	4,858
(4,055,000)	Swiss Franc	07/16/14	(4,506,497)	(66,756)
(5,710,000)	Swiss Franc	07/16/14	(6,350,334)	(89,438)
(110,000)	Swiss Franc	07/16/14	(122,226)	(1,832)
270,000	Swiss Franc	07/16/14	300,174	4,334
1,750,000	Swiss Franc	07/16/14	1,962,986	10,675
(1,110,000)	Swiss Franc	07/16/14	(1,242,803)	(9,062)
3,225,000	Swiss Franc	07/16/14	3,595,747	41,428
1,460,000	Swiss Franc	07/16/14	1,630,556	16,041
4,940,000	Swiss Franc	07/16/14	5,539,951	31,410
3,755,000	Swiss Franc	07/16/14	4,186,624	48,287
2,140,000	Euro	07/16/14	2,904,205	26,293
1,665,000	Euro	07/16/14	2,265,724	14,312
1,815,000	Euro	07/16/14	2,458,505	26,940
2,000,000	Euro	07/16/14	2,727,664	11,119
(40,000)	Euro	07/16/14	(54,777)	1
285,000	Euro	07/16/14	388,419	1,858
1,570,000	Euro	07/16/14	2,140,679	9,265
1,695,000	Euro	07/16/14	2,308,714	12,405
(2,995,000)	Euro	07/16/14	(4,069,016)	(32,311)
2,690,000	Euro	07/16/14	3,684,066	(403)
(1,070,000)	Euro	07/16/14	(1,448,547)	(16,702)
2,810,000	Euro	07/16/14	3,802,351	45,638
570,000	Euro	07/16/14	773,456	7,097
(3,939,000)	Euro	07/16/14	(5,329,753)	(64,279)
(4,255,000)	Pounds Sterling	07/16/14	(7,215,067)	(65,962)
(2,390,000)	Pounds Sterling	07/16/14	(4,050,962)	(38,735)
(2,630,000)	Pounds Sterling	07/16/14	(4,472,951)	(27,427)
2,090,000	Pounds Sterling	07/16/14	3,527,956	48,390
5,270,000	Pounds Sterling	07/16/14	8,981,995	35,873
(1,150,000)	Pounds Sterling	07/16/14	(1,929,626)	(38,220)
925,000	Pounds Sterling	07/16/14	1,571,396	11,436
(1,025,000)	Pounds Sterling	07/16/14	(1,741,354)	(12,595)
2,630,000	Pounds Sterling	07/16/14	4,499,249	1,129
(2,120,000)	Pounds Sterling	07/16/14	(3,598,172)	(29,509)
3,595,000	Pounds Sterling	07/16/14	6,098,019	53,638
505,000	Pounds Sterling	07/16/14	849,938	14,203
(1,160,000)	Pounds Sterling	07/16/14	(1,971,077)	(13,880)
1,160,000	Pounds Sterling	07/16/14	1,971,804	13,154
(1,445,000)	Pounds Sterling	07/16/14	(2,424,895)	(47,746)
(81,850,000)	Japanese Yen	07/16/14	(799,961)	(8,101)
(33,300,000)	Japanese Yen	07/16/14	(327,447)	(1,307)
312,950,000	Japanese Yen	07/16/14	3,071,724	17,867
(37,650,000)	Japanese Yen	07/16/14	(369,125)	(2,574)
181,600,000	Japanese Yen	07/16/14	1,781,583	11,258
(240,400,000)	Japanese Yen	07/16/14	(2,354,079)	(19,264)
91,000,000	Japanese Yen	07/16/14	892,250	6,145
(327,950,000)	Japanese Yen	07/16/14	(3,233,955)	(3,723)
304,500,000	Japanese Yen	07/16/14	2,988,201	17,967
(459,900,000)	Japanese Yen	07/16/14	(4,505,904)	(34,448)
48,250,000	Japanese Yen	07/16/14	473,458	2,889
411,400,000	Japanese Yen	07/16/14	4,040,146	21,390
183,900,000	Japanese Yen	07/16/14	1,806,141	9,407
(352,550,000)	Japanese Yen	07/16/14	(3,452,758)	(27,783)
(616,600,000)	Japanese Yen	07/16/14	(6,088,312)	944
40,770,000	Norwegian Krone	07/16/14	6,648,400	(5,966)
(17,960,000)	Norwegian Krone	07/16/14	(2,994,235)	68,110
(24,400,000)	Norwegian Krone	07/16/14	(3,970,265)	(5,094)
(7,560,000)	Norwegian Krone	07/16/14	(1,233,341)	1,632
(13,230,000)	Norwegian Krone	07/16/14	(2,203,687)	48,195
23,325,000	Norwegian Krone	07/16/14	3,883,244	(83,029)
(5,750,000)	Norwegian Krone	07/16/14	(933,595)	(3,221)
(17,950,000)	Norwegian Krone	07/16/14	(2,987,079)	62,583
6,570,000	Norwegian Krone	07/16/14	1,093,524	(23,110)
16,370,000	Norwegian Krone	07/16/14	2,680,302	(13,227)
32,510,000	Norwegian Krone	07/16/14	5,414,012	(117,335)
4,390,000	Norwegian Krone	07/16/14	732,330	(17,092)
(21,750,000)	Norwegian Krone	07/16/14	(3,549,505)	5,896
(61,030,000)	Norwegian Krone	07/16/14	(9,925,813)	(17,473)
(10,120,000)	Norwegian Krone	07/16/14	(1,655,920)	7,124
22,240,000	Norwegian Krone	07/16/14	3,708,344	(84,902)
(13,675,000)	New Zealand Dollar	07/16/14	(11,666,977)	(287,208)
(4,800,000)	New Zealand Dollar	07/16/14	(4,141,181)	(54,804)
(1,660,000)	New Zealand Dollar	07/16/14	(1,441,439)	(9,672)
810,000	New Zealand Dollar	07/16/14	699,144	8,928
995,000	New Zealand Dollar	07/16/14	870,442	(649)
360,000	New Zealand Dollar	07/16/14	313,397	1,302
(130,000)	New Zealand Dollar	07/16/14	(113,897)	255
5,425,000	New Zealand Dollar	07/16/14	4,746,110	(3,774)
1,720,000	New Zealand Dollar	07/16/14	1,498,264	5,297
(1,645,000)	New Zealand Dollar	07/16/14	(1,398,086)	(39,913)
16,645,000	New Zealand Dollar	07/16/14	14,407,496	142,954
1,650,000	New Zealand Dollar	07/16/14	1,430,373	11,996
1,940,000	New Zealand Dollar	07/16/14	1,688,770	7,107
(4,860,000)	New Zealand Dollar	07/16/14	(4,203,953)	(44,481)
(1,720,000)	New Zealand Dollar	07/16/14	(1,487,790)	(15,771)
1,065,000	New Zealand Dollar	07/16/14	921,380	9,604
(830,000)	New Zealand Dollar	07/16/14	(716,483)	(9,072)
22,320,000	Swedish Krona	07/16/14	3,338,601	1,246
(65,905,000)	Swedish Krona	07/16/14	(9,840,872)	(20,803)
(19,020,000)	Swedish Krona	07/16/14	(2,819,711)	(26,341)
24,850,000	Swedish Krona	07/16/14	3,715,195	3,228
7,160,000	Swedish Krona	07/16/14	1,078,127	(6,743)
(13,370,000)	Swedish Krona	07/16/14	(2,015,995)	15,379
(11,980,000)	Swedish Krona	07/16/14	(1,785,583)	(7,041)
55,540,000	Swedish Krona	07/16/14	8,361,975	(51,263)
(30,850,000)	Swedish Krona	07/16/14	(4,626,319)	10,089
(6,450,000)	Swedish Krona	07/16/14	(969,475)	4,331
(12,670,000)	Swedish Krona	07/16/14	(1,905,157)	9,285
17,770,000	Swedish Krona	07/16/14	2,674,660	(15,651)
(24,050,000)	Swedish Krona	07/16/14	(3,565,039)	(33,676)
(18,090,000)	Swedish Krona	07/16/14	(2,675,732)	(31,159)
11,960,000	Swedish Krona	07/16/14	1,779,903	9,728
(19,550,000)	Swedish Krona	07/16/14	(2,919,148)	(6,210)
(6,500,000)	Swedish Krona	07/16/14	(977,686)	5,061
(2,190,000)	Singapore Dollar	07/16/14	(1,756,676)	320
5,710,000	Singapore Dollar	07/16/14	4,565,191	14,165
6,885,000	Singapore Dollar	07/16/14	5,508,137	13,557
4,425,000	Singapore Dollar	07/16/14	3,541,842	6,959
1,770,000	Singapore Dollar	07/16/14	1,416,607	2,913
(1,375,000)	Singapore Dollar	07/16/14	(1,099,621)	(3,114)
(1,210,000)	Singapore Dollar	07/16/14	(968,908)	(1,499)
(3,445,000)	Singapore Dollar	07/16/14	(2,758,781)	(4,071)
(18,525,000)	Singapore Dollar	07/16/14	(14,817,973)	(38,872)
(4,380,000)	Singapore Dollar	07/16/14	(3,508,738)	(3,972)
				$(623,306)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$14,345,494	$-	$14,345,494
Foreign Treasury Securities	-	14,927,392	-	14,927,392
U.S. Treasury Bills	-	4,699,274	-	4,699,274
Total Investments At Value	$-	$33,972,160	$-	$33,972,160

Other Financial Instruments**
Forward Currency Contracts	-	1,464,054	-	1,464,054
Total Assets	$-	$35,436,214	$-	$35,436,214
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(2,087,360)	-	(2,087,360)
Total Liabilities	$-	$(2,087,360)	$-	$(2,087,360)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK CURRENCY ENHANCED U.S. EQUITY FUND	JUNE 30, 2014
SCHEDULE OF INVESTMENTS	(Unaudited)

Shares	Security Description	Currency			Value in USD
Exchange Traded Product - 93.8%
22,200	SPDR S&P 500 ETF Trust (Cost $3,086,168)	USD			$4,344,984
			Strike	Exp.
Contracts	Security Description	Currency	Price	Date	Value in USD
Put Options Purchased - 0.7%
165	SPDR S&P 500 ETF Trust (Cost $40,927)	USD	$170.00	01/14	32,505
Total Investments – 94.5% (Cost $3,127,095)*					$4,377,489
Net Unrealized Gain/Loss on Forward Currency Contracts – (1.0)%					(47,442)
Other Assets and Liabilities, Net – 6.5%					300,364
NET ASSETS – 100.0%					$4,630,411

ETF	Exchange Traded Fund

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,258,816
Gross Unrealized Depreciation	(8,422)
Net Unrealized Appreciation	$1,250,394

AFA
At June 30, 2014, the Merk Currency Enhanced U.S. Equity Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
(4)	S&P 500 Index E-mini Future	09/23/14	$(384,610)	$(5,890)

AFA
As of June 30, 2014, Merk Currency Enhanced U.S. Equity Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
155,000	Australian Dollar	07/16/14	145,356	$613
85,000	Australian Dollar	07/16/14	79,659	388
(125,000)	Australian Dollar	07/16/14	(117,521)	(196)
230,000	Australian Dollar	07/16/14	216,175	423
(470,000)	Australian Dollar	07/16/14	(441,337)	(1,278)
(240,000)	Australian Dollar	07/16/14	(225,767)	(250)
(315,000)	Australian Dollar	07/16/14	(295,289)	(1,357)
385,000	Australian Dollar	07/16/14	360,884	1,683
65,000	Australian Dollar	07/16/14	61,183	30
(460,000)	Australian Dollar	07/16/14	(430,770)	(2,428)
(115,000)	Australian Dollar	07/16/14	(107,804)	(495)
225,000	Australian Dollar	07/16/14	209,662	2,228
(1,005,000)	Australian Dollar	07/16/14	(936,484)	(9,958)
(85,000)	Australian Dollar	07/16/14	(79,469)	(578)
(140,000)	Australian Dollar	07/16/14	(131,940)	98
(290,000)	Australian Dollar	07/16/14	(270,426)	(2,677)
125,000	Australian Dollar	07/16/14	117,253	464
160,000	Australian Dollar	07/16/14	149,967	710
2,405,000	Australian Dollar	07/16/14	2,252,540	12,330
135,000	Canadian Dollars	07/16/14	124,287	2,175
(370,000)	Canadian Dollars	07/16/14	(340,243)	(6,355)
(170,000)	Canadian Dollars	07/16/14	(158,222)	(1,025)
(1,220,000)	Canadian Dollars	07/16/14	(1,143,563)	726
(35,000)	Canadian Dollars	07/16/14	(32,187)	(599)
240,000	Canadian Dollars	07/16/14	221,602	3,219
245,000	Canadian Dollars	07/16/14	226,151	3,353
480,000	Canadian Dollars	07/16/14	445,818	3,823
325,000	Canadian Dollars	07/16/14	298,944	5,500
(470,000)	Canadian Dollars	07/16/14	(432,187)	(8,086)
(265,000)	Canadian Dollars	07/16/14	(247,813)	(426)
(285,000)	Canadian Dollars	07/16/14	(265,553)	(1,421)
455,000	Canadian Dollars	07/16/14	418,583	7,639
200,000	Canadian Dollars	07/16/14	183,227	4,123
735,000	Canadian Dollars	07/16/14	675,497	13,015
(185,000)	Canadian Dollars	07/16/14	(172,957)	(342)
(545,000)	Canadian Dollars	07/16/14	(507,525)	(3,004)
630,000	Swiss Franc	07/16/14	706,512	4,006
35,000	Swiss Franc	07/16/14	38,916	557
10,000	Swiss Franc	07/16/14	11,126	152
280,000	Swiss Franc	07/16/14	311,983	3,803
32,000	Swiss Franc	07/16/14	35,576	514
470,000	Swiss Franc	07/16/14	524,025	6,044
15,000	Swiss Franc	07/16/14	16,919	(2)
(135,000)	Swiss Franc	07/16/14	(151,152)	(1,102)
(505,000)	Swiss Franc	07/16/14	(561,228)	(8,314)
(710,000)	Swiss Franc	07/16/14	(789,621)	(11,121)
(15,000)	Swiss Franc	07/16/14	(16,667)	(250)
180,000	Swiss Franc	07/16/14	201,027	1,978
220,000	Swiss Franc	07/16/14	246,775	1,342
405,000	Swiss Franc	07/16/14	451,559	5,202
350,000	European Union Euro	07/16/14	473,602	5,684
329,000	European Union Euro	07/16/14	445,173	5,357
225,000	European Union Euro	07/16/14	304,773	3,340
(390,000)	European Union Euro	07/16/14	(529,855)	(4,207)
35,000	European Union Euro	07/16/14	47,701	228
325,000	European Union Euro	07/16/14	445,101	(49)
210,000	European Union Euro	07/16/14	286,333	1,239
235,000	European Union Euro	07/16/14	320,087	1,720
255,000	European Union Euro	07/16/14	347,777	1,418
270,000	European Union Euro	07/16/14	366,418	3,317
75,000	European Union Euro	07/16/14	101,771	934
(130,000)	European Union Euro	07/16/14	(175,992)	(2,029)
215,000	European Union Euro	07/16/14	292,571	1,848
(178,000)	Pounds Sterling	07/16/14	(298,707)	(5,881)
340,000	Pounds Sterling	07/16/14	581,652	146
145,000	Pounds Sterling	07/16/14	246,476	1,644
660,000	Pounds Sterling	07/16/14	1,124,880	4,493
(155,000)	Pounds Sterling	07/16/14	(263,377)	(1,855)
(330,000)	Pounds Sterling	07/16/14	(561,245)	(3,441)
(295,000)	Pounds Sterling	07/16/14	(500,014)	(4,781)
(130,000)	Pounds Sterling	07/16/14	(220,855)	(1,597)
115,000	Pounds Sterling	07/16/14	195,363	1,422
260,000	Pounds Sterling	07/16/14	438,884	6,020
65,000	Pounds Sterling	07/16/14	109,398	1,828
445,000	Pounds Sterling	07/16/14	754,831	6,640
(145,000)	Pounds Sterling	07/16/14	(243,301)	(4,819)
(265,000)	Pounds Sterling	07/16/14	(449,772)	(3,688)
(530,000)	Pounds Sterling	07/16/14	(898,704)	(8,216)
(57,150,000)	Japanese Yen	07/16/14	(559,931)	(4,281)
22,950,000	Japanese Yen	07/16/14	225,151	1,423
39,200,000	Japanese Yen	07/16/14	384,763	2,238
(41,800,000)	Japanese Yen	07/16/14	(412,195)	(474)
51,450,000	Japanese Yen	07/16/14	505,264	2,675
(78,050,000)	Japanese Yen	07/16/14	(770,666)	119
(44,000,000)	Japanese Yen	07/16/14	(430,921)	(3,467)
37,750,000	Japanese Yen	07/16/14	370,458	2,227
22,850,000	Japanese Yen	07/16/14	224,417	1,169
(10,050,000)	Japanese Yen	07/16/14	(98,224)	(995)
(4,700,000)	Japanese Yen	07/16/14	(46,079)	(321)
6,800,000	Japanese Yen	07/16/14	66,726	407
(30,400,000)	Japanese Yen	07/16/14	(297,687)	(2,436)
11,300,000	Japanese Yen	07/16/14	110,796	763
(4,200,000)	Japanese Yen	07/16/14	(41,300)	(165)
(2,230,000)	Norwegian Krone	07/16/14	(371,097)	7,775
(900,000)	Norwegian Krone	07/16/14	(146,826)	194
(3,090,000)	Norwegian Krone	07/16/14	(502,792)	(645)
(770,000)	Norwegian Krone	07/16/14	(125,021)	(431)
560,000	Norwegian Krone	07/16/14	93,418	(2,180)
(1,650,000)	Norwegian Krone	07/16/14	(274,836)	6,011
4,305,000	Norwegian Krone	07/16/14	716,714	(15,324)
1,980,000	Norwegian Krone	07/16/14	324,190	(1,600)
5,230,000	Norwegian Krone	07/16/14	852,861	(765)
(2,740,000)	Norwegian Krone	07/16/14	(447,156)	743
4,040,000	Norwegian Krone	07/16/14	672,796	(14,581)
(1,200,000)	Norwegian Krone	07/16/14	(196,354)	845
(2,230,000)	Norwegian Krone	07/16/14	(371,779)	8,457
2,770,000	Norwegian Krone	07/16/14	461,876	(10,574)
830,000	Norwegian Krone	07/16/14	138,147	(2,919)
(7,710,000)	Norwegian Krone	07/16/14	(1,253,941)	(2,207)
(595,000)	New Zealand Dollar	07/16/14	(513,334)	(6,793)
215,000	New Zealand Dollar	07/16/14	187,283	662
125,000	New Zealand Dollar	07/16/14	109,352	(82)
(105,000)	New Zealand Dollar	07/16/14	(90,639)	(1,148)
130,000	New Zealand Dollar	07/16/14	112,469	1,172
45,000	New Zealand Dollar	07/16/14	39,175	163
2,075,000	New Zealand Dollar	07/16/14	1,796,068	17,821
200,000	New Zealand Dollar	07/16/14	173,379	1,454
690,000	New Zealand Dollar	07/16/14	603,653	(480)
(15,000)	New Zealand Dollar	07/16/14	(13,142)	29
(605,000)	New Zealand Dollar	07/16/14	(523,332)	(5,537)
250,000	New Zealand Dollar	07/16/14	217,625	916
100,000	New Zealand Dollar	07/16/14	86,314	1,102
(220,000)	New Zealand Dollar	07/16/14	(191,034)	(1,282)
(1,585,000)	New Zealand Dollar	07/16/14	(1,352,260)	(33,289)
(210,000)	New Zealand Dollar	07/16/14	(178,479)	(5,095)
(215,000)	New Zealand Dollar	07/16/14	(185,974)	(1,971)
(2,410,000)	Swedish Krona	07/16/14	(357,282)	(3,338)
2,770,000	Swedish Krona	07/16/14	414,334	155
3,210,000	Swedish Krona	07/16/14	479,910	417
(2,470,000)	Swedish Krona	07/16/14	(368,818)	(780)
(3,870,000)	Swedish Krona	07/16/14	(580,352)	1,265
880,000	Swedish Krona	07/16/14	132,507	(829)
(1,470,000)	Swedish Krona	07/16/14	(219,099)	(864)
2,220,000	Swedish Krona	07/16/14	334,144	(1,955)
(790,000)	Swedish Krona	07/16/14	(118,742)	530
(1,670,000)	Swedish Krona	07/16/14	(251,811)	1,921
6,940,000	Swedish Krona	07/16/14	1,044,870	(6,406)
(2,430,000)	Swedish Krona	07/16/14	(362,840)	(772)
(2,340,000)	Swedish Krona	07/16/14	(346,115)	(4,030)
(3,040,000)	Swedish Krona	07/16/14	(450,633)	(4,257)
(1,580,000)	Swedish Krona	07/16/14	(237,581)	1,158
1,450,000	Swedish Krona	07/16/14	215,791	1,179
705,000	Singapore Dollar	07/16/14	563,653	1,749
(265,000)	Singapore Dollar	07/16/14	(212,566)	39
210,000	Singapore Dollar	07/16/14	168,072	346
855,000	Singapore Dollar	07/16/14	684,017	1,684
530,000	Singapore Dollar	07/16/14	424,221	834
(140,000)	Singapore Dollar	07/16/14	(112,105)	(173)
(540,000)	Singapore Dollar	07/16/14	(432,584)	(490)
(2,295,000)	Singapore Dollar	07/16/14	(1,835,749)	(4,816)
(450,000)	Singapore Dollar	07/16/14	(360,363)	(532)
(170,000)	Singapore Dollar	07/16/14	(135,953)	(389)
				$(47,442)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2014.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Investment Companies	$4,344,984	$-	$-	$4,344,984
Purchased Options	32,505	-	-	32,505
Total Investments At Value	$4,377,489	$-	$-	$4,377,489
Other Financial Instruments**
Forward Currency Contracts	-	203,058	-	203,058
Total Assets	$4,377,489	$203,058	$-	$4,580,547
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(250,500)	-	(250,500)
Futures	(5,890)	-	-	(5,890)
Total Liabilities	$(5,890)	$(250,500)	$-	$(256,390)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

	Security
Shares	Description	Value
Common Stock - 93.4%
Communications - 4.9%
32,523	DIRECTV (a)	$2,764,780
26,582	Vodafone Group PLC, ADR	887,573
		3,652,353
Consumer Discretionary - 4.8%
26,048	Kohl's Corp.	1,372,209
21,700	McDonald's Corp.	2,186,058
		3,558,267
Consumer Staples - 7.5%
22,420	PepsiCo, Inc.	2,003,003
10,075	Valeant Pharmaceuticals International, Inc. (a)	1,270,659
29,700	Wal-Mart Stores, Inc.	2,229,579
		5,503,241
Energy - 8.2%
29,674	BP PLC, ADR	1,565,304
18,000	ConocoPhillips	1,543,140
37,380	Devon Energy Corp.	2,967,972
		6,076,416
Financial - 18.3%
32,600	Aflac, Inc.	2,029,350
48,777	American International Group, Inc.	2,662,249
133,440	Bank of America Corp.	2,050,973
17,156	Berkshire Hathaway, Inc., Class B (a)	2,171,263
30,160	JPMorgan Chase & Co.	1,737,819
19,350	MasterCard, Inc., Class A	1,421,644
6,925	Visa, Inc., Class A	1,459,167
		13,532,465
Health Care - 13.7%
44,079	Abbott Laboratories	1,802,831
17,428	Baxter International, Inc.	1,260,044
33,100	Express Scripts Holding Co. (a)	2,294,823
13,223	Johnson & Johnson	1,383,390
36,195	Merck & Co., Inc.	2,093,881
24,391	Sanofi, ADR	1,296,870
		10,131,839
Industrials - 13.5%
52,310	AGCO Corp.	2,940,868
17,200	Danaher Corp.	1,354,156
17,565	General Dynamics Corp.	2,047,200
42,000	General Electric Co.	1,103,760
6,060	Parker Hannifin Corp.	761,924
15,335	United Technologies Corp.	1,770,426
		9,978,334
Technology - 22.5%
33,236	Apple, Inc.	3,088,622
33,707	Cisco Systems, Inc.	837,619
25,500	Harris Corp.	1,931,625
11,830	IBM	2,144,424
100,066	Intel Corp.	3,092,039
63,300	Microsoft Corp.	2,639,610
36,900	QUALCOMM, Inc.	2,922,480
		16,656,419
Total Common Stock
(Cost $53,222,697)		69,089,334

Investment Companies - 3.0%
52,000	Vanguard FTSE Emerging Markets ETF (Cost $2,099,066)	2,242,760
Total Investments - 96.4%
(Cost $55,321,763)*		$71,332,094
Other Assets & Liabilities, Net – 3.6%		2,671,763
Net Assets – 100.0%		$74,003,857

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,519,651
Gross Unrealized Depreciation	(509,320)
Net Unrealized Appreciation	$16,010,331

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$71,332,094
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$71,332,094

The Level 1 value displayed in this table is Common Stock and Investment Companies. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 28, 2014

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 28, 2014